As filed with the Securities and Exchange Commission on September 2, 1999.

                                             Filed Pursuant to Rule 485(a)
                                             Registration No. 2-71299, 811-3153


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                 -----
      Pre-Effective Amendment No.
                                   ------                        -----
      Post-Effective Amendment No.   44                            X
                                   ------                        -----

                                   and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
      Amendment No.                  44
                                   ------


                     FRANK RUSSELL INVESTMENT COMPANY
--------------------------------------------------------------------------
            (Exact Name of Registrant as Specified in Charter)

              909 A Street, Tacoma, Washington        98402
            (Address of Principal Executive Office) (ZIP Code)

     Registrant's Telephone Number, including area code: 253/627-7001

               Gregory J. Lyons, Associate General Counsel
                     Frank Russell Investment Company
           909 A Street, Tacoma, Washington 98402 253/596-2406
--------------------------------------------------------------------------
                 (Name and Address of Agent for Service)
                     Steven M. Felsenstein, Esq.
                     Stradley, Ronon, Stevens & Young
                     2600 One Commerce Square
                     Philadelphia, PA  19103
                     215/564-8074
--------------------------------------------------------------------------

Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective  (check  appropriate box)

( ) immediately  upon filing  pursuant to paragraph (b)
( ) on (date) pursuant to paragraph (b)
( ) 60 days after filing  pursuant to paragraph(a)(1)
( ) on  (date)  pursuant to paragraph  (a)(1)
(X) 75 days after filing pursuant to paragraph (a)(2)
( ) on (date)  pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS DATED SEPTEMBER 2, 1999

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                                   FRANK RUSSELL INVESTMENT COMPANY





Tax-Managed Funds
Prospectus


Tax-Managed Large Cap Fund* - Class C and S Shares
Tax-Managed Small Cap Fund - Class C and S Shares
Tax  Exempt  Bond Fund - Class C, E and S Shares
Tax Free Money Market Fund- Class S Shares

December *, 1999



      909 A Street, Tacoma, WA  98402 800 - 787-7354   253-627-7001


As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

*Formerly Equity T Fund

                         TABLE OF CONTENTS

Risk/Return Summary..............................................
Investment Objective, Principal Investment Strategies and .......
Principal Risks
   Performance...................................................
   Fees and Expenses.............................................
Summary Comparison of the Funds..................................
The Purpose of the Funds--Multi-Style, Multi-Manager
Diversification..................................................
Investment Objective and Principal Investment Strategies.........
Risks............................................................
Management of the Funds..........................................
The Money Managers...............................................
Dividends and Distributions......................................
Taxes   .........................................................
How Net Asset Value Is Determined................................
Distribution and Shareholder Servicing Arrangements..............
How to Purchase Shares...........................................
Exchange Privilege...............................................
How to Redeem Shares.............................................
Payment of Redemption Proceeds...................................
Written Instructions.............................................
Account Policies.................................................
Financial Highlights.............................................
Money Manager Information........................................


                               RISK/RETURN SUMMARY

            Investment Objective, Principal Investment Strategies and
                                 Principal Risks

TAX-MANAGED LARGE CAP FUND
(formerly Equity T Fund)

Investment  To  provide  capital  growth  on an  after-tax  basis  by
Objective   investing principally in equity securities.


Principal    The Tax-Managed  Large Cap Fund invests primarily in
Investment   equity securities of large  capitalization US
Strategies   companies,  although the Fund may invest a limited
             amount  in  non-US  firms  from  time to time.  The Fund  generally pursues a  market-oriented  style of security  selection.  The Fund seeks to realize  capital growth while  minimizing  shareholder tax
             consequences   arising   from  the  Fund's   portfolio   management
             activities in two ways: (i) the realization of returns as capital gains and (ii) the minimization of realization of capital gains and the offset of any such realization with capital losses. The Fund intends to be fully invested at all times.

Principal    An investment in the Tax-Managed Large Cap Fund, like
Risks        any investment, has risks.  The value of the Fund
             fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities and exposing liquidity reserves to equity markets. Additionally, the Fund is subject to the general risk that its service providers' computer systems may not function accurately on or after January 1, 2000. Please refer to the "Risks" section later in this Prospectus for further details.


TAX-MANAGED SMALL CAP FUND

Investment   To  provide  capital  growth  on an  after-tax  basis  by
Objective    investing principally in equity securities of small capitalization companies.

Principal    The Tax-Managed  Small Cap Fund invests primarily in
Investment   equity securities of US companies, although the Fund
Strategies   may invest a limited amount in non-US firms from time
             to time. The Fund generally pursues a market-oriented style of security selection. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities in two ways: (i) the realization of returns as capital gains and (ii) the minimization of realization of capital gains and the offset of any such realization with capital losses. The Fund intends to be fully invested at all times.

Principal    An investment in the Tax-Managed Small Cap Fund, like
Risks        any investment, has risks.  The value of the Fund
             fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities and exposing liquidity reserves to equity markets. Additionally, the Fund is subject to the general risk that its service providers' computer systems may not function accurately on or after January 1, 2000. Please refer to the "Risks" section later in this Prospectus for further details.


TAX EXEMPT BOND FUND

Investment   To  provide a high  level of federal  tax-exempt  current
Objective    income by investing primarily in a diversified
             portfolio of investment grade municipal securities.

Principal    The Tax Exempt Bond Fund  concentrates  its investments
Investment   in investment-grade  municipal debt  obligations
Strategies   providing  tax-exempt interest income. The average
             weighted duration of the Fund's portfolio typically ranges within ten percent of the average weighted duration of the Lehman Brothers
             1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.

Principal    An investment in the Tax Exempt Bond Fund, like any
Risks        investment, has risks.  The value of the Fund
             fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal securities and using a multi-manager approach. Additionally, the Fund is subject to the general risk that its service providers' computer systems may not function accurately on or after January 1, 2000. Please refer to the "Risks" section later in this Prospectus for further details.


TAX FREE MONEY MARKET FUND

Investment   To provide the maximum  current income exempt from
Objective    federal income tax that is consistent with the
             preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

Principal    The Tax Free Money Market Fund invests in a portfolio
Investment   of high quality short-term debt securities maturing
Strategies   in 397 days or less. The dollar-weighted average
             maturity of the Fund's portfolio will be 90 days or less. The Fund invests almost exclusively in investment-grade municipal debt obligations providing tax-exempt interest income.

Principal    An investment in the Tax Free Money Market Fund, like
Risks        any investment, has risks.  The value of the Fund
             fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal securities and credit and liquidity enhancements. Additionally, the Fund is subject to the general risk that its service providers' computer systems may not function accurately on or after January 1, 2000.
             Please refer to the "Risks" section later in this Prospectus for further details.

             An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


                            Performance

The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10 year period (or, if a Fund has not been in operation for 10 years, since the beginning of operations of such Fund). The highest and lowest quarterly returns during the periods shown are set forth below each chart. The return for the other classes of Shares offered by this Prospectus for the Tax Exempt Bond Fund will differ from the Class S returns shown in the bar chart, depending upon the fees and expenses of that class. The chart does not reflect any account maintenance fee or any fee that you may be required to pay upon redemption of the Fund's shares. Any such charge will reduce your return.

The tables to the right of the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of such Fund) compare with the returns of certain indexes that measure broad market performance.

      Past performance is no indication of future results.

Tax-Managed Large Cap Fund Class S
(formerly Equity T Fund)

----------------------------------------------------------------------
                         Average annual total returns**
                            for the periods ended
                               December 31, 1998
----------------------------------------------------------------------
                                                            Since
                                                    1 Year  Inception*
----------------------------------------------------------------------
                         Tax-Managed Large Cap      32.08%  31.66%
                         Fund Class S

                         S&P 500 Composite Stock    28.76   30.76
                         Price Index
----------------------------------------------------------------------

               Best Quarter:       4th - 1998 - 23.71%
               Worst Quarter:      3rd - 1998 - (10.12%)


                       [BAR CHARTS APPEAR WITHIN GRAPH]

        32.20% |
               |                           32.08%
        32.10% |
               |
        32.00% |
               |
        31.90% |
               |
        31.80% |                                            |_| Total Return
               |        31.73%
        31.70% |
               |
        31.60% |
               |
        31.50% |--------------------------------------
                         1997               1998




*  The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.

** No returns are shown for Class C Shares of the Tax-Managed
   Large Cap Fund because those Shares were not issued during the periods shown. Had the rule 12b-1 distribution fees and shareholder servicing fees for Class C Shares have been reflected in the returns shown for Class S Shares, the returns shown would have been lower.


Tax-Managed Small Cap Fund Class S

Because the Tax-Managed Small Cap Fund was new when this Prospectus was printed, its performance history and average annual returns are not included. Performance history and average annual returns will be available for the Tax-Managed Small Cap Fund after the Fund has been in operation for one year.


Tax Exempt Bond Fund Class S

----------------------------------------------------------------------
                          Average annual total returns*
                              for the periods ended
                                December 31, 1998
----------------------------------------------------------------------
                                                 1       5      10
                                                 Year    Years  Years
----------------------------------------------------------------------
                         Tax Exempt Bond Fund    4.82%  3.98%  5.30%
                         Class S**
----------------------------------------------------------------------
                         Lehman 1-10 Year
                         Blended Municipal       5.95%  5.58%  NA
                         Index#

                         Salomon Smith Barney
                         3-Month Treasury        5.05%  5.10   5.44
                         Bill Index.

----------------------------------------------------------------------
                        30-Day Yields                  Current
                        for the period ended
                        December 31, 1998
----------------------------------------------------------------------
                        Tax Exempt Bond Fund           2.97%
                        Class S*
----------------------------------------------------------------------
                        30-Day Tax Equivalent
                        Yield for the period
                        ended December 31, 1998
----------------------------------------------------------------------
                        Tax Exempt Bond Fund           4.92%
                        Class S*
----------------------------------------------------------------------

                    Best Quarter:  2nd - 1989 - 3.27%
                    Worst Quarter: 1st - 1994 - (1.59%)

                       [BAR CHARTS APPEAR WITHIN GRAPH]

  9.00% |
        |
  8.00% |
        |               7.64%                       7.81%
  7.00% |
        | 6.95%  6.12%                6.58%
  6.00% |
        |                      5.85%
  5.00% |
        |                                                        4.92%   4.82%
  4.00% |
        |
  3.00% |                                                 3.07%
        |
  2.00% |
        |                                                      |_| Total Return
  1.00% |
        |
  0.00% |--------------------------------------------------------------------
        |                                   -0.54%
 -1.00% |
          1989   1990   1991   1992   1993   1994   1995   1996   1997   1998


----------
* No returns or yields are shown for Class C or Class E Shares of the Tax Exempt Bond Fund because those Shares were not issued during the periods shown. Had the Rule 12b-1 distribution fees and shareholder servicing fees for Class C Shares and the shareholder servicing fees for Class E Shares been reflected in the returns shown for Class S Shares, the returns shown would have been lower.

** The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.

# Prior to November 1, 1999, the comparative index for the Tax Exempt Bond Fund was the Salomon Smith Barney 3-Month Treasury Bill Index. The Fund believes that the Lehman 1-10 Year Blended Municipal Index is more broadly representative of the securities and strategies likely to be employed by the Tax Exempt Bond Fund and provides more useful information as a comparative basis for evaluation of the Fund's performance.



Tax Free Money Market Fund Class S
----------------------------------------------------------------------
                              Average annual total returns
                                 For the periods ended
                                   December 31, 1998
----------------------------------------------------------------------
                                                 1       5       10
                                                 Year    Years   Years
----------------------------------------------------------------------
                         Tax Free  Money  Market 3.36%   3.38%   3.97%
                         Fund Class S
----------------------------------------------------------------------

                         30-Day Yields           Current  Effective
                         for the period ended
                         December 31, 1998
----------------------------------------------------------------------
                         Tax Free Money Market   2.99%
                         Fund Class S
----------------------------------------------------------------------
                         7-Day Yields
                         for the period ended
                         December 31, 1998
----------------------------------------------------------------------
                         Tax Free Money Market   3.29%    3.34%
                         Fund Class S
----------------------------------------------------------------------
                        7-Day Tax Equivalent Yield
                        For the period ended
                        December 31, 1998
----------------------------------------------------------------------
                        Tax Free  Money  Market  5.44% 5.53%
                        Fund Class S
----------------------------------------------------------------------

               Best Quarter:  2nd - 1998 - 1.62%
               Worst Quarter: 1st - 1994 - (0.58%)

  To obtain current yield information, please call 1-800-787-7354.


                    [BAR CHARTS APPEAR WITHIN GRAPH]

        |                                                   |_| Total Return
  7.00% |
        | 6.42%
  6.00% |
        |        5.99%
  5.00% |
        |                4.84%
  4.00% |
        |                                           3.76%         3.61%
  3.00% |                      3.09%                       3.35%        3.36%
        |                             2.55%  2.83%
  2.00% |
        |
  1.00% |
        |
  0.00% |--------------------------------------------------------------------
          1989   1990   1991   1992   1993   1994   1995   1996   1997   1998



                                Fees and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

           Shareholder Fees (fees paid directly from your investment)


                              Maximum
                    Maximum   Sales                                       Maximum
                    Sales     Charge      Maximum                         Account
                    Charge    (Load)      Deferred  Redempt    Exchange   Maintenance
                    (Load)    Imposed     Sales     Fees       Fees
                    Imposed   on          Charge
                    on        Reinvested  (Load)
                    Purchase  Dividends
Each Fund (All      None      None        None      None       None       None
Classes)

         Annual Operating Expenses (expenses that are deducted from the
                         Fund assets) (% of net assets)
                                                  Other          Total                              Total
                                                  Expenses       Gross          Fee                 Net
                         Advisory  Distribution   (including     Annual         Waivers             Annual
                         Fee       (12b-1)        Administrative Fund           and                 Fund
                                   Fees*          Fees)**        Operating      Reimbursements      Operating
                                                                 Expense#                           Expenses
Tax-Managed Large Cap
  Fund--Class C          0.70%      0.75%         0.53%          1.98%          --                  1.98%
Tax-Managed Large Cap
  Fund--Class S .......  0.70%      0.00%         0.24%          0.94%          --                  0.94%
Tax-Managed Small Cap
  Fund--Class C .......  0.98%      0.75%         0.58%          2.31%          (0.03%)             2.28%
Tax-Managed Small Cap
  Fund--Class S .......  0.98%      0.00%         0.33%          1.31%          (0.03%)             1.28%
Tax Exempt Bond
  Fund--Class C........  0.30%      0.75%         0.51%          l.56%          --                  1.56%
Tax Exempt Bond
  Fund--Class E........  0.30%      0.00%         0.51%          0.81%          --                  0.81%
Tax Exempt Bond
  Fund--Class S .......  0.30%      0.00%         0.26%          0.56%          --                  0.56%
Tax Free Money Market
  Fund--Class S........  0.20%      0.00%         0.18%          0.38%          (.10)%              0.28%


* Pursuant to the rules of the National Association of Securities Dealers, Inc. (NASD), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class C Shares of the Funds rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

** Annual Class C and Class E Shares' operating expenses for the Tax Exempt Bond Fund are based on average net assets expected to be invested during the year ending December 31, 1999. Annual Class C and Class S Shares' operating expenses for the Tax-Managed Small Cap Fund and Class C Shares operating expenses of the Tax-Managed Large Cap Fund are based on average net assets expected to be invested during those Classes' first twelve month period of operations. During the course of this period, expenses may be more or less than the amount shown. "Other Expenses" for Class C and Class E Shares of the Tax Exempt Bond Fund and Class C Shares of the Tax-Managed Small Cap Fund and Tax-Managed Large Cap Fund include a shareholder servicing fee of 0.25% of the average daily net assets of those Funds' Class C Shares and Class E Shares, respectively. Other Expenses have been restated to reflect changes to the Funds' Transfer and Dividend Disbursing Agency Agreement, which became effective June 8, 1998. Prior to December 1, 1998, FRIMCo provided advisory and administrative services to the Funds pursuant to a single management agreement under which each Fund paid a single fee. Since then, FRIMCo's advisory and administrative services have been provided under a separate advisory agreement and administrative agreement which provide for the fees reflected in the table.

# If you purchase any class of Shares of the Funds through a financial intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged. Each Fund may also pay, in addition to the fee set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ( "additional assets ") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

+ FRIMCo has contractually agreed to waive, at least until November 30, 2000 up to the full amount of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. FRIMCo has contractually agreed to waive, at least until November 30, 2000, 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. The Funds' Custodian has agreed to waive a portion of its fees for the first three months of operation for the Tax-Managed Small Cap Fund.


  Example

   This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeemed all of your shares at the end of the period. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                       1       3        5         10
                                                       Year    Years   Years      Years
Tax-Managed Large Cap Fund--Class C..............      $198     $624   $1,094     $2,490
Tax-Managed Large Cap Fund--Class S..............        94      296      519      1,182
Tax-Managed Small Cap Fund--Class C..............       228      719    1,260      2,868
Tax-Managed Small Cap Fund--Class S..............       128      403      707      1,610
Tax Exempt Bond Fund--Class C....................       156      492      862      1,962
Tax Exempt Bond Fund--Class E....................        81      255      448      1,019
Tax Exempt Bond Fund--Class S....................        56      177      309        704
Tax Free Money Market Fund--Class S..............        28       88      155        352


                         SUMMARY COMPARISON OF THE FUNDS

                                        Anticipated    Maximum
                                        Equity         Debt
Fund                                    Investments    Investments    Focus
Tax-Managed Large Cap Fund............  65-100%        35%            Capital growth
Tax-Managed Small Cap Fund............  65-100%        35%            Capital growth
Tax Exempt Bond Fund..................  0%             100%           Maximum current income
Tax Free Money Market Fund............  0%             100%           Maximum current income


              THE PURPOSE OF THE FUNDS--MULTI-STYLE, MULTI-MANAGER
                                 DIVERSIFICATION

   The Funds are offered through certain bank trust departments, registered investment advisers, broker-dealers or other financial services organizations that have been selected by the Funds' adviser or distributor (Financial Intermediaries). The Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's (FRIMCo) and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services. Unlike most investment companies that have a single organization that acts as both administrator and investment adviser, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

   Three functions form the core of Russell's consulting services:

o    Objective Setting:  Defining appropriate  investment objectives and desired
     investment  returns,   based  on  a  client's  unique  situation  and  risk
     tolerance.

o Asset Allocation: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

   When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

   The Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

   Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

   Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

   The Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. The Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

   By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

   The Funds conduct their business through a number of service providers, who act on behalf of the Funds. FRIMCo, the Funds' administrator and investment adviser, performs the Funds' day to day corporate management and oversees the Funds' money managers. Each of the Funds' money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.


            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

TAX-MANAGED LARGE CAP FUND (formerly Equity T Fund)

Investment   To  provide  capital  growth  on an  after-tax  basis  by
Objective    investing principally in equity securities.


Principal    The Tax-Managed  Large Cap Fund invests primarily in
Investment   equity securities of large  capitalization US
Strategies   companies,  although the Fund may invest a limited amount in non-US firms from time to time.

             The Fund generally pursues a market-oriented style of security selection based on quantitative investment models. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Under normal market conditions, the Tax-Managed Large Cap Fund will invest at least 65 percent of the value of its total assets in securities that are included in the S&P 500(R) market index.

             The  Fund  seeks  to  realize   capital  growth  while   minimizing
             shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard whether their portfolio management activities result in taxable distributions to shareholders.

             The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

             The  Fund  intends  to  minimize  its  taxable   distributions   to
             shareholders in two ways:

               o First, the Fund strives to realize its returns as capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

               o Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

             If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

             The Fund selects and holds portfolio securities based on its assessment of their potential for long term total returns. The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities, and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

             When the Funds's shares are redeemed, the Fund may realize capital gains or income, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

             The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform generally as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more Frank Russell Investment Company (FRIC) money market funds.

             Additionally, the Fund may lend up to one-third of its portfolio securities to earn additional income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


TAX-MANAGED SMALL CAP FUND

Investment   To  provide  capital  growth  on an  after-tax  basis  by
Objective    investing principally in equity securities of small
             capitalization companies.

Principal    The Tax-Managed  Small Cap Fund invests primarily in
Investment   equity securities of US companies,  although the Fund
Strategies   may invest a limited amount in non-US firms from time
             to time.

             The Fund generally pursues a market-oriented style of security selection based on quantitative investment models. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Under normal market conditions, the Tax-Managed Small Cap Fund will invest at least 65 percent of its total assets in securities that are not included in the S&P 500 market index.

             The  Fund  seeks  to  realize   capital  growth  while   minimizing
             shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard whether their portfolio management activities result in taxable distributions to shareholders.

             The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

             The  Fund  intends  to  minimize  its  taxable   distributions   to
             shareholders in two ways:

               o First, the Fund strives to realize its returns as capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

               o Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

             If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

             The Fund selects and holds portfolio securities based on its assessment of their potential for long term total returns.

             When the Fund's shares are redeemed, the Fund may realize capital gains or income, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

             The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform generally as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more Frank Russell Investment Company (FRIC) money market funds.

             Additionally, the Fund may lend up to one-third of its portfolio securities to earn additional income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


TAX EXEMPT BOND FUND

Investment   To  provide a high  level of federal  tax-exempt  current
Objective    income by investing primarily in a diversified portfolio of investment grade municipal securities.

Principal    The Tax Exempt Bond Fund concentrates its investments
Investment   in investment-grade municipal debt obligations
Strategies   providing tax-exempt interest income. Specifically,
             these   obligations   are  debt   obligations   issued  by  states,
             territories  and  possessions of the United States and the District
             of  Columbia  and  their  political  subdivisions,   agencies,  and
             instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

             The average weighted duration of the Fund's portfolio typically ranges within ten percent of the average weighted duration of the Lehman Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

             The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts, and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

             The Fund may lend up to one-third of its portfolio securities to earn additional income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


TAX FREE MONEY MARKET FUND

Investment   To provide the maximum  current income exempt from
Objective    federal income tax that is consistent with the preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

Principal    The Tax Free Money Market Fund invests in a portfolio
Investment   of high quality short-term debt securities maturing
Strategies   in 397 days or less. The dollar-weighted  average maturity of the
             Fund's portfolio will be 90 days or less.

     An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1,00 per share, it is possible to lose money by investing in the Fund. The Fund invests almost exclusively in investment-grade municipal debt obligations providing tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements are generally letters of credit from foreign or domestic banks.

                               RISKS

   An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates, and you could lose money. The following table describes principal types of risks that the Funds are subject to and lists next to each description the Funds most likely to be affected by the risk. A Fund that is not listed may hold portfolio investments that are subject to one or more of the risks, but will not do so in a way that is expected to principally affect the performance of the Fund as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and investment practices employed.

Risk          Description                                       Relevant
Associated                                                      Fund
With
Multi-manager The investment styles employed by a Fund's        Tax
Approach      money managers may not be                         Exempt
              Complementary. The interplay of the various       Bond
              strategies employed by a
              Fund's multiple money managers may result in the Fund's holding a
              Concentration of certain types of
              securities. This concentration may be
              Beneficial or detrimental to the Fund's
              performance depending upon the
              Performance of those securities and the
              overall economic environment.
              The multiple manager approach could result in a high level of portfolio
              Turnover, resulting in higher Fund brokerage expenses and increased tax
              Liability from the Fund's realization of capital gains

Tax-Sensitive A Fund's tax-managed equity investment          Tax-Managed
Management    strategy may not provide as high a              Large
              return before consideration of federal          Cap
              income tax consequences as other funds.         Tax-Managed
              A tax-sensitive investment strategy             Small
              involves active management and a Fund           Cap
              may realize capital gains. In response
              to market, economic, political or other
              conditions, a Fund may temporarily use a different investment strategy for defensive purposes. If a Fund does so, different factors could affect the
              Fund's performance and the Fund may not
              achieve its investment objective.

  Equity      The value of equity securities will rise and   Tax-Managed
  securities  fall in response to the activities             Large
              of the company that issued the stock,          Cap
              general market conditions, and/or              Tax-Managed
              economic conditions.                           Small
                                                             Cap

o Value       Investments in value stocks are subject to     Tax-Managed
  Stocks      risks that (i) their intrinsic                 Large
              values may never be realized by the market     Cap
              or (ii) such stock may turn out                Tax-Managed
              not to have been undervalued.                  Small
                                                             Cap

o Growth      Growth company stocks may provide minimal      Tax-Managed
  Stocks      dividends that can cushion                     Large
              stock prices in a market decline.  The value   Cap
              of growth company                              Tax-Managed
              stocks may Tax-Managed rise and fall           Small Cap
              dramatically  based, in part,
              Small on investors'  perceptions of the
              Cap company rather than on
              fundamental analysis of the stocks.

o Market      Market-oriented investments are generally      Tax-Managed
  Oriented    subject to the risks associated                Large
  Investments with growth and value stocks.                  Cap
                                                             Tax-Managed
                                                             Small
                                                             Cap

o Securities   Investments in small capitalization           Tax-Managed
  of Small     companies may involve greater risks because   Small
  Capitaliza-  these companies generally have a limited      Cap
  tion         track record.  Smaller capitalization
  Companies    companies often have narrower markets and
               more limited  managerial
               and financial resources than larger,
               more established  companies.
               As a result, the performance of small
               capitalization companies may be more
               volatile  which could  increase the
               volatility of a Fund's portfolio.


Risk             Description                                     Relevant
Associated With                                                  Fund
Fixed          Prices of fixed-income securities rise            Tax Exempt
Income         and fall in response to interest                  Bond
Securities     rate  changes.  Generally,  when  interest        Tax Free
               rates  rise, prices of fixed-income  securities   Money
               fall.  The longer the duration of the             Market
               security, the more sensitive the security is to this risk. A 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar if it had a one year duration, but would reduce its value by approximately fifteen dollars if it had a 15 year duration. There is also a risk that one or more of the securities will be downgraded in credit rating or go into default. Lower-rated bonds generally have higher credit risks.

Municipal      Municipal obligations are affected by             Tax Exempt
Obligations    economic, business or political                   Bond
               Developments.  These  securities  may  be         Tax Free
               Tax  Free  subject  to  provisions of             Money
               Litigation,  bankruptcy and other laws            Market
               affecting  the rights and  remedies of  creditors,
               or may become subject  to  future  laws  extending
               the  time  for  payment  of principal  and/or
               interest,   or   limiting   the   rights  of
               municipalities to levy taxes.

Credit and       Adverse changes in a guarantor's credit         Tax Exempt Bond
Liquidity        quality if contemporaneous                      Tax Free Money
Enhancements     with adverse changes in the guaranteed          Market
                 security could cause losses to
                 a Fund and may affect its net asset value.

Exposing         By exposing its liquidity reserves to the       Tax-Managed
Liquidity        equity market, a Fund's                         Large
Reserves to      performance tends to correlate more             Cap
Equity Markets   closely to the performance of the               Tax-Managed
                 market as a whole. Although this                Small
                 increases a Fund's performance if               Cap
                 equity markets rise, it reduces a Fund's performance if equity markets decline.

Securities       If a borrower of a Fund's securities            Tax-Managed
Lending          fails financially, the Fund's                   Large
                 recovery of the loaned securities may be        Cap
                 delayed or the Fund may                         Tax-Managed
                 lose its rights to the collateral.              Small
                                                                 Cap
                                                                 Tax Exempt
                                                                 Bond


Risk Associated With     Description                                  Relevant
Year 2000                                                             Fund

o Year 2000 and Fund     The Funds' operations depend on the          All
  operations             smooth functioning of                        Funds
                         their service providers' computer systems.
                         The Funds and their shareholders could be adversely affected if those computer systems do not properly process and calculate date-related information on or after January 1, 2000.
                         Many computer software systems in use today cannot distinguish between the year
                         2000  and the year  1900. Although year
                         2000-related computer problems could have a negative effect on the Funds and their shareholders, the Funds' service providers have advised the Funds that they are working to avoid such problems. Because it is the obligation of those service providers to ensure the proper functioning of their computer systems, the Funds do not expect to incur any material expense in connection with year 2000 preparations.

o Year 2000 and Fund     The Funds and their shareholders             All
  portfolio              could be adversely                           Funds
  investments            Affected if the computer systems of
                         the issuers in which the
                         Funds invest or those of the
                         service providers they depend
                         upon, do not properly process and calculate date-related information on or after
                         January 1, 2000. If such an event
                         Occurred, the value of those issuer's
                         securities could be reduced.

     An investment in any of the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Tax Free Money Market Fund seeks to preserve the value of an investment in that Fund at $1.00 per share, however it is possible to lose money by investing in that Fund.


                             MANAGEMENT OF THE FUNDS

   The Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $14 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

   Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world--in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland, Singapore and Tokyo.

   Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

   FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

   FRIMCo's officers and employees who oversee the money managers are:

     o Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

     o Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Fixed Income I, Diversified Bond, Short Term Bond, Fixed Income III, Tax Exempt Bond and Multistrategy Bond Funds.

     o Randal C. Burge, who has been a Portfolio Manager of FRIMCo since June 1995. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Tax Exempt Bond, Multistrategy Bond and Emerging Markets Funds.

     o Jean E. Carter, who has been a Portfolio Manager of FRIMCo since April 1994. Ms. Carter, jointly with another portfolio manager listed in this section, has primary responsibility for management of the International and International Securities Funds.

     o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan, jointly with another portfolio manager listed in this section, has primary responsibility for management of the International and International Securities Funds.

     o James M. Imhof, Manager of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

     o James A. Jornlin, who has been a Senior Investment Officer of FRIMCo since April 1995. From 1991 to March 1995, Mr. Jornlin was employed as a Senior Research Analyst with Russell. Mr. Jornlin, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Tax-Managed Equity Aggressive Strategy, Equity Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Emerging Markets and Real Estate Securities Funds.

     o C. Nola Kulig, who has been a Portfolio Manager of FRIMCo since January 1996. From 1994 to 1995, Ms. Kulig was a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Kulig was Senior Research Analyst with Russell. Ms. Kulig, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

     o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth, and Equity Income Funds.

     o Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. From 1986 to 1989, he was an Investment Officer with Frank Russell Trust Company. Mr. Tipple, jointly with another portfolio manager listed in this section, has primary responsibility for the Tax-Managed Large Cap Fund.

   The aggregate annual rate of advisory and administrative fees payable to FRIMCo monthly on a pro rata basis are the following percentages of each Fund's average daily net assets: Tax-Managed Large Cap Fund, 0.75%; Tax-Managed Small Cap, 1.03%; Tax Exempt Bond Fund, 0.35%; and Tax Free Money Market Fund, 0.25%. Of these aggregate amounts 0.05% is attributable to administrative services. FRIMCo has contractually agreed to waive, at least until October 31, 2000, a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees for Fund-level expenses that exceed 1.25% of the average daily net assets of that Fund on an annual basis. Additionally, FRIMCo has agreed to reimburse the Tax-Managed Small Cap Fund, at least until October 31, 2000, for all remaining Fund-level expenses that exceed 1.25% of the average daily net assets of the Tax-Managed Small Cap Fund on an annual basis. FRIMCo has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund until October 31, 2000. Prior to December 1, 1998, FRIMCo provided advisory and administrative services to the Funds pursuant to a single Management Agreement for which each Fund paid a single fee. Since then, FRIMCo's advisory and administrative services are provided under a separate advisory agreement and an administrative agreement. Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.


                               THE MONEY MANAGERS

   Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Fund's Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Fund's selection or termination of a money manager.

   Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within the Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo, nor Russell evaluate the investment merits of the money managers' individual security selections.

     J.P. Morgan Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.

     Geewax,  Terker & Company  manages  the  Tax-Managed  Small Cap Fund.  John
Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graudate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

   Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed--all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income (if any), according to the following schedule:

Declared                 Payable                 Funds

Daily....................2nd to last business    Tax Free Money
                         day of the month        Market Fund


Monthly..................Early in the following  Tax Exempt Bond
                         month                   Fund


Annually.................Mid-December            Tax-Managed Large
                                                 Cap Fund

                                                 Tax-Managed Small
                                                 Cap Fund

     The Tax Free Money Market Fund determines net investment income immediately prior to the determination of its net asset values. This occurs at the close of the New York Stock Exchange (NYSE) (currently 4:00 p.m. Eastern Time) on each business day. Net investment income is credited daily to the accounts of shareholders of record prior to the net asset value calculation. The income is paid monthly.

Capital Gains Distributions

     The Board annually intends to declare capital gains distributions through October 31 (excess of capital gains over capital losses), generally in mid-December. To meet certain legal requirements, a Fund may declare a special year-end dividend and capital gains distributions during October, November or December to shareholders of record in that month. These latter distributions are deemed to have been paid by a Fund and received by you on December 31 of the prior year, provided that the Fund pays them by January 31. Capital gains realized during November and December will be distributed to you generally during February of the following year.

Buying a Dividend

   If you purchase shares just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends.

Automatic Reinvestment

   Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds' Transfer Agent, at Operations Department, P.O. Box 1591, Tacoma, WA 98401.

                                      TAXES

   In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions taxed as capital gains may be taxable at different rates depending on how long a Fund holds its assets.

   When you sell or exchange your shares of a Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

   The Fund managers make no representation as to the amount or variability of each Funds capital gain distributions which may vary as a function of several variables including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders redemption patterns and Fund cash equitization activity.

   Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding shares of a Fund.

   Any foreign taxes paid by a Fund on its investments may be passed through to its shareholders as foreign tax credits.

   If you are a corporate investor, a portion of the dividends from net investment income paid by the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

   Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and and Tax-Managed Small Cap Fund may vary considerably from year to year.

   The Tax Exempt Bond and Tax Free Money Market Funds intend to continue to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of their taxable years, at least 50% of the value of their total assets in municipal obligations. If the Funds satisfy this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Funds may invest a portion of their assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

   By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

   The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Fund.

   Additional information on these and other tax matters relating to the Funds and their shareholders is included in the section entitled "Taxes" in the SAI.


                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

   The net asset value per share is calculated for shares of each class of each Fund on each business day on which shares are offered or redemption orders are tendered. For the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. A business day for the Tax Free Money Market Fund includes any day on which the NYSE is open for trading and the Boston Federal Reserve Bank is open. Neither the NYSE nor the Boston Federal Reserve Bank is open on national holidays. Each Fund determines net asset value as of the close of the NYSE (currently 4:00 p.m. Eastern Time).

Valuation of Portfolio Securities

   Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

   The Tax Free Money Market Fund's portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. Money market instruments maturing within 60 days of the valuation date held by the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

   Certain Funds offer multiple classes of shares. The Tax Exempt Bond Fund offers Class C Shares, Class E Shares and Class S Shares. The Tax-Managed Small Cap Fund and Tax-Managed Large Cap Fund offer Class C Shares and Class S Shares. The Tax Free Money Market Fund offers Class S Shares only.

     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C shares pay distribution fees of 0.75% annually for the sale and distribution of Class C shares. Under the shareholder servicing plan, the Funds' Class C shares pay shareholder servicing fees of 0.25% annually for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C share assets on an ongoing basis, over time these fees will increase the cost of a Class C share investment in the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E shares pay daily fees equal to 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Tax Exempt Bond Fund.

     Class S Shares do not participate in the Funds' distribution plan or the Funds' shareholders services plan.


                             HOW TO PURCHASE SHARES

   Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these
Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4, (800-787-7354) for assistance in contacting an investment professional near you.

   There is a $5,000 required minimum investment in each of the Funds described in this Prospectus except the Tax Free Money Market Fund. The Funds are designed to be used as part of an allocated investment portfolio in combination with Funds described in FRIC's Russell Funds Prospectus or Institutional Funds Prospectus. Investment in the Funds described in this Prospectus will be applied toward any applicable required minimum initial investment with respect to other Funds.

   Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries that maintains omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation with respect to Class C and Class E shares of the Funds, and may receive distribution compensation with respect to Class C shares.


Paying for Shares

   You may purchase shares of the Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.

   All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


Offering Dates and Times

   Orders must be received by the Funds prior to the following designated times:

   Close  of the  NYSE  (currently  4:00 pm Eastern Time)

                                               Tax-Managed  Large  Cap,
                                               Tax-Managed   Small  Cap
                                               and  Tax   Exempt   Bond Funds


   11:45 a.m. Eastern Time                     Tax  Free  Money  Market Fund

   Purchases can be made on any day when Fund shares are offered. Because Financial Intermedaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


Order and Payment Procedures

   Generally, you must place purchase orders for Fund shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


By Mail

   For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."


By Federal Funds Wire

   You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


By Automated Clearing House ("ACH")

   You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.


Automated Investment Program

   You can make regular investments (minimum $50) in the Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


Three Day Settlement Program

   The Funds will accept orders from Financial Intermediaries to purchase shares of the Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the Funds against any losses resulting from non-receipt of payment.


                               EXCHANGE PRIVILEGE

By Mail or Telephone

   Through your Financial Intermediary, you may exchange shares of any Fund you own for shares of any other Fund on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a Fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other Funds, contact your Financial Intermediary.

   Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.

   An exchange involves the redemption of shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The Fund shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.

In-Kind Exchange of Securities

   FRIMCo, in its capacity as the Funds' investment advisor, may, at its discretion, permit you to acquire Fund shares in exchange for securities you currently own. Any securities exchanged must: meet the investment objective, policies and limitations of the applicable Fund, have a readily ascertainable market value, be liquid and not be subject to restrictions on resale, and have a market value, plus any cash, equal to at least $100,000.

   Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.

   The basis of the exchange will depend upon the relative net asset value of the Fund shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

   Shares of the Funds may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

   Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to the following designated times. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Fund shares are offered, or through the Systematic Withdrawal Program.

   Close  of the  NYSE  (currently  4:00 pm Eastern Time)

                                                  Tax-Managed Large Cap,
                                                  Tax-Managed Small Cap
                                                  and Tax Exempt Bond Funds

   11:45 a.m. Eastern Time                        Tax Free Money Market Fund


By Mail or Telephone

   You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

   The Tax Exempt Bond and Tax Free Money Market Funds offer a systematic withdrawal program which allows you to redeem your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction.

   This program is not offered in connection with the Tax-Managed Large Cap Fund or the Tax-Managed Small Cap Fund in view of their portfolio management strategies.

   You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Accounts in Street Name

   Many brokers, employee benefit plans and bank trusts combine their client's Fund holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Fund shares through a brokerage account, employee benefit plan or bank trust fund, the Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Fund shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Fund shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

By Check

   When you redeem your shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.

By Wire

   If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Funds receive your redemption request. The Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

   Proper Form: Written instructions must be in proper form. They must include:

          A description  of the request
          The name of the Fund(s)
          The class of shares, if applicable
          The account number(s)
          The  amount of money or number  of  shares  being  purchased, exchanged, transferred or redeemed
          The name(s) on the account(s)
          The  signature(s) of all registered  account owners
          For exchanges, the name of the Fund you are exchanging into Your daytime telephone number

Signature Requirements Based on Account Type

      Account Type                 Requirements for Written Requests
      Individual, Joint            Written instructions must be signed by
      Tenants, Tenants             each shareholder, exactly
      in Common                    as the names appear in the account
                                   registration.

      UGMA or UTMA (custodial      Written instructions must be signed by
      accounts for minors)         the custodian in his/her
                                   capacity as it appears in the account
                                   registration.

      Corporation, Association     Written  instructions  must be signed by
                                   authorized  person(s),  stating  his/her
                                   capacity as indicated by the  corporate
                                   resolution to act on the
                                   account.   A  copy  of  the   corporate
                                   resolution,
                                   certified  within the past 90 days,
                                   authorizing  the signer to act.

     Estate, Trust, Pension,       Written instructions must be signed by
     Profit                        all trustees. If the name of
     Sharing Plan                  the trustee(s) does not appear in the account
                                   registration, please provide a copy of the trust document certified within the last
                                   60 days.

     Joint tenancy                 Written instructions must by signed by
     shareholders whose            the surviving tenant(s).
     co-tenants are deceased       A certified copy of
                                   the death certificate must accompany the request.


Signature Guarantee

   The Funds reserve the right to require a signature  guarantee  under certain
circumstances. A  signature   guarantee  verifies  the  authenticity  of  your
signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.


                                ACCOUNT POLICIES

Third Party Transactions

   If you purchase Fund shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

   A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges.


                              FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if a Fund or Class has not been in operation for 5 years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund share throughout each year or period ended December 31 and for the six months ended June 30, 1999. The total returns in the table represent how much your investment in the Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information, except the six months ended June 30, 1999 data, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. The Fund's Semi-Annual Report for the period ended June 30, 1999 is also available upon request.

The information in the tables represents the Financial Highlights for each Fund's Class S Shares for the periods shown. No Class C or Class E Shares of the Tax Exempt Bond Fund, Class C or Class S Shares of the Tax-Managed Small Cap Fund or Class C Shares of the Tax-Managed Large Cap Fund were issued during the periods shown.

Tax-Managed Large Cap Fund--Class S Shares
                                                               Years
                                                         Ended December 31
                                                        -------------------
                                            Six
                                            Months
                                            Ended
                                            June
                                            30, 1999*  1998      1997      1996+
                                             -----     -----     -----     -----
Net Asset Value, Beginning of Year......... $18.26     $13.90    $10.61    $10.00
                                             -----      -----     -----      -----
Income from Investment Operations:
   Net investment income (d)...............    .09        .10       .08       .03
                                             -----      -----     -----      -----
   Net realized and unrealized gain (loss)
    on investments.........................   2.28       4.35      3.28       .61
                                             -----      -----     -----      -----
      Total Income From Investment
        Operations.........................   2.37       4.45      3.36       .64
                                             -----      -----     -----      -----
Less Distributions:
   Net investment income...................    --        (.08)     (.07)     (.03)
   Net realized gain on investments........    --        (.01)       --        --
                                             -----      -----     -----     -----
      Total Distributions..................     --       (.09)     (.07)     (.03)
                                             -----      -----     -----      -----
Net Asset Value, End of Year............... $20.63     $18.26    $13.90    $10.61
                                             -----      -----     -----     -----

Total Return (%)(a)(c).....................  12.98      32.08     31.73      6.10

Ratios (%)/Supplemental Data:
   Operating expenses, net, to average
     net assets (b)(c).....................    .77        .99      1.00      1.00
   Operating expenses, gross, to average
     net assets (b)(c).....................    .77         99      1.08      2.83
   Net investment income to average
     net assets (b)(c).....................    .90        .61       .92      1.62
   Portfolio turnover (b)..................  44.53      50.59     39.23      8.86
   Net assets, end of year ($000 omitted)..  455,090    305,45    109,735    19,931

     +    For the  period  October  7,  1996  (commencement  of  operations)  to
          December 31, 1996.

     *    Unaudited.
     (a)  Periods less than one year are not annualized.
     (b) The ratios for the period October 7, 1996 (commencement of operations) to December 31, 1996 are annualized.
     (c) Fund performance, operating expenses, and net investment income are reported net of investment management fees paid to the Manager or money managers, but gross of any investment services fees.
     (d) For the period ended December 31, 1998, average month-end shares outstanding were used for this calculation.

Tax Exempt Bond Fund--Class S Shares
                                              Years Ended  December 31
                                             ------------------------------
                                      Six Months
                                      Ended June
                                      30, 1999*   1998     1997      1996      1995      1994
                                      ----------  -----    -----     -----     -----     ----

Net Asset Value, Beginning of Year...  $21.39     $21.19    $21.02    $21.2     $20.48   $21.45
                                        -----     -----     -----     -----      -----    -----
Income from Investment Operations:
   Net investment income (a).........     .41        .81       .84       .85       .81      .86
   Net realized and unrealized gain
   (loss) on investments............     (.60)       .19       .18      (.21)      .77     (.97)
                                        -----      -----     -----     -----     -----    -----
   Total From Investment
     Operations.....................     (.19)      1.00      1.02       .64      1.58     (.11)
                                        -----      -----     -----     -----     -----    -----
Less Distributions:
   Net investment income............     (.34)      (.80)     (.85)     (.86)     (.82)    (.86)
                                        -----      -----     -----     -----     -----    -----
      Total Distributions...........     (.34)      (.80)     (.85)     (.86)     (.82)    (.86)
                                        -----      -----     -----     -----     -----    -----
Net Asset Value, End of Year........   $20.86     $21.39    $21.19    $21.02    $21.24    $20.48
                                        -----      -----     -----     -----     -----    -----

Total Return (%)....................     (.93)      4.82      4.92      3.07      7.81     (0.54)
Ratios (%)/Supplemental Data:
  Operating expenses, to average
     net assets.....................      .53        .72       .71       .75       .74       .72
  Net investment income to average
     net assets.....................     3.92       3.80      3.99      4.02      3.91      4.14
  Portfolio turnover (%)............   133.64      74.42     40.79     74.34     73.91     71.71
  Net assets, end of year
     ($000 omitted).................   146,674     128,959   83,076    66,344    63,838    48,975

   *   Unaudited.
   (a) For the period ended December 31, 1998, average month-end shares outstanding were used for this calculation.


Tax Free Money Market Fund--Class S Shares
                                              Years Ended December 31
                                          ---------------------------------
                                       Six Months
                                       Ended June
                                       30, 1999*  1998     1997      1996      1995      1994
                                       ---------- -----    -----     -----     -----     ----
Net Asset Value, Beginning of Year...   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                         -----     -----     -----     -----      -----    -----
Income from Investment Operations:
   Net investment income.............     .0152     .0331     .0355     .0329     .0370     .0279
                                         -----     -----     -----      -----     -----     ----
Less Distributions:
   Net investment income.............    (.0152)   (.0331)   (.0355)   (.0329)   (.0370)   (.0279)
                                         -----     -----     -----     -----      -----    -----
Net Asset Value, End of Year.........   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                         -----     -----     -----     -----      -----    -----

Total Return (%).....................    1.53      3.36      3.61      3.35      3.76       2.83

Ratios (%)/Supplemental Data:
  Operating expenses, net, to
    average daily net assets.........     .29       .34       .28       .42       .48        .40
  Operating expenses, gross, to
    average daily net assets.........     .39       .44       .38       .42       .48        .40
  Net investment income to
   average daily net assets..........    3.06      3.29      3.55      3.28      3.69       2.84
  Net assets, end of year ($000
   omitted)........................      181,637   194,663   130,725   102,207   78,000     100,819

*  Unaudited.

                            MONEY MANAGER INFORMATION

   The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of Frank Russell Company, including its wholly owned subsidiary, Frank Russell Trust Company.


                           Tax-Managed Large Cap Fund
   J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York, NY 10036.


                           Tax-Managed Small Cap Fund
  Geewax, Terker & Company, 99 Starr Street, Phoenixville, PA 19460.


                             Tax Exempt Bond Fund
  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116.

     Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.


                           Tax Free Money Market Fund
   Weiss, Peck & Greer, L.L.C., One New York Plaza, 30th Floor, New York, NY 10004.

   IN CONSIDERING INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

Annual/Semiannual Reports: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:

       Frank Russell Investment Company
       909 A Street
       Tacoma, WA  98402
       Telephone:  1-800-787-7354
       Fax:  253-591-3495            Distributor:  Russell
       Internet:                     Fund Distributors, Inc.
       http://www.russell.com
                                     SEC File No. 811-3153
                                     36-08-060(11/99)

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-6009. Reports and other information about the Funds are also available on the Commission's Internet website at http://www.sec.gov.

FRANK RUSSELL INVESTMENT COMPANY

Tax-Managed Large Cap Fund - Classes C and S

Tax-Managed Small Cap Fund - Classes C and S

Tax Exempt Bond Fund - Classes C, E, S

Tax Free Money Market Fund - Class S

-------------------------------------------------------------------------------
The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                         FRANK RUSSELL INVESTMENT COMPANY



LifePoints(R) Tax-Managed Funds
Prospectus


Class C and S Shares:

Tax-Managed Equity Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Tax-Managed Moderate Strategy Fund
Tax-Managed Conservative Strategy Fund

December 1, 1999

909 A STREET, TACOMA, WA 98402    800-787-7354    253-627-7001


As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS

Risk/Return Summary
Investment Objective..........................................
Principal Investment Strategies...............................
Principal Risks...............................................
Performance...................................................
Fees and Expenses.............................................
Summary Comparison of the Funds...............................
The Purpose of the Funds--Multi-Style, Multi-Manager..........
Diversification...............................................
Management of  the Underlying Funds and the  LifePoints.......
Tax-Managed Funds.............................................
The Money Managers for the Underlying Funds...................
Investment Objectives, Investment Strategies and Risks of the
Underlying Funds..............................................
Principal Risks...............................................
Dividends and Distributions...................................
Taxes.........................................................
How Net Asset Value Is Determined.............................
Distribution and Shareholder Servicing Arrangements...........
How to Purchase Shares........................................
Exchange Privilege............................................
How to Redeem Shares..........................................
Payment of Redemption Proceeds................................
Written Instructions..........................................
Account Policies..............................................
Money Manager Information.....................................

                              Investment Objective

Tax-Managed      seeks to achieve high, long-term capital
Equity           appreciation on an after-tax basis
Aggressive       while recognizing the possibility of high
Strategy         fluctuations in year-to-year market values.
Fund

Tax-Managed      seeks to achieve high, long-term capital
Aggressive       appreciation with low current income on an
Strategy         after-tax basis, while recognizing the
Fund             possibility of substantial fluctuations in year-to-year
                 market values.

Tax-Managed      seeks to achieve moderate long-term capital
Moderate         appreciation with high current income on an
Strategy         after-tax basis, while recognizing the
Fund             possibility of moderate fluctuations in
                 year-to-year market values.

Tax-Managed      seeks to achieve moderate total rate of return through
Conservative     low  capital  appreciation  and  reinvestment Fund of a high
Strategy Fund    level of current income on an after-tax basis.

                         Principal Investment Strategies

   Each of the Frank Russell Investment Company ("FRIC") Funds described in this Prospectus ("LifePoints(R) Tax-Managed Funds") is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC Funds ("Underlying Funds"). Each LifePoints Tax-Managed Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy.

   The LifePoints Tax-Managed Funds seek to achieve their investment objectives while minimizing shareholder tax consequences arising from their portfolio management activities. In their attention to tax consequences of portfolio management, the LifePoints Tax-Managed Funds differ from most other fund-of-funds, which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders. The LifePoints Tax-Managed Funds are designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Funds are not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 40l(k) plans.

   Each   LifePoints   Tax-Managed   Fund   intends  to  minimize   its  taxable
distributions to shareholders in three ways:

   First, each LifePoints Tax-Managed Fund strives to realize its returns as capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment.

   Second, each LifePoints Tax-Managed Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Funds sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price. Further the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated Underlying Funds.

   Third, each LifePoints Tax-Managed Fund allocates a portion of its assets to Underlying Funds that employ tax-efficient strategies.

   If large shareholder redemptions occur unexpectedly, a LifePoints Tax-Managed Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the LifePoints Tax-Managed Fund's tax efficiency. Also, as each LifePoints
Tax-Managed Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

   When LifePoints Tax-Managed Fund's shares are redeemed, the Fund may realize capital gains or income, impacting all shareholders. The LifePoints Tax-Managed Funds believe that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect their strategy of tax-efficiency and could reduce their ability to contain costs. The LifePoints Tax-Managed Funds further believe that short-term investments in the Funds are inconsistent with their long-term strategy. For this reason, each LifePoints Tax-Managed Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

   Each LifePoints Tax-Managed Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each LifePoints Tax-Managed Fund invests are shown in the table below. The LifePoints Tax-Managed Funds intend their strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.

                                    Tax-Managed
                                    Equity        Tax-Managed    Tax-Managed    Tax-Managed
                                    Aggresive     Aggressive     Moderate       Conservative
                                    Strategy      Strategy       Strategy       Strategy
                                    Fund          Fund           Fund           Fund
Underlying Fund
Tax-Managed Small Cap Fund..........20%           12%            9%             6%
Tax-Managed Large Cap Fund
(formerly Equity T Fund)............53%           35%            29%            18%
Diversified Equity Fund.............4%            3%             2%             1%
Quantitative Equity Fund............4%            3%             2%             1%
International Securities Fund.......16%           19%            15%            9%
Emerging Markets Fund...............3%            3%             3%             2%
Tax Free Money Market Fund..........--            10%            10%            10%
Tax Exempt Bond Fund................--            15%            30%            53%


     Each LifePoints Tax-Managed Fund intends to be fully invested at all times. Although the Funds, like all other mutual funds, maintain liquidity reserves (i.e. cash awaiting investment or held to meet redemption requests), the Funds expose these reserves to the performance of appropriate equity markets by investing in stock futures contracts. This causes the Funds to perform as though their cash reserves were actually invested in those markets. Additionally, the Funds invest their liquidity reserves in one or more FRIC money market funds.


     A LifePoints Tax-Managed Fund can change the allocation of its assets among Underlying Funds at any time, if the LifePoints Tax-Managed Funds' investment adviser, Frank Russell Investment Management Company (FRIMCo) believes that doing so would better enable the LifePoints Tax-Managed Fund to pursue its investment objective. From time to time, each LifePoints Tax-Managed Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each LifePoints Tax-Managed Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the LifePoints Tax-Managed Fund's investment objective. However, the LifePoints Tax-Managed Funds expect that amounts they allocate to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


                                      LOGO
                   Tax-Managed Equity Aggressive Strategy Fund
                            [PIE CHART APPEARS HERE]

                         Quantitative Equity Fund      10%
                         Tax Managed Small Cap Fund    15%
                         Tax Managed Large Cap Fund    50%
                         International Securities Fund 20%
                         Emerging Markets Fund         5%


                                      LOGO
                           Tax-Managed Aggressive Fund
                            [PIE CHART APPEARS HERE]

                         Diversified Equity Fund       3%
                         Quantitative Equity Fund      3%
                         Tax-Managed Small Cap
                              Fund                     12%
                         Tax-Managed Large Cap
                              Fund                     35%
                         International Securities Fund 19%
                         Emerging Markets Fund         3%
                         Tax Free Money Market Fund    10%
                         Tax Exempt Bond Fund          15%


                                      LOGO
                             Balanced Strategy Fund
                            [PIE CHART APPEARS HERE]
                         Emerging Markets Fund         3%
                         Real Estate Securities Fund   5%
                         Special Growth Fund           5%
                         Diversified Bond Fund         25%
                         International Securities Fund 14%
                         Diversified Equity Fund       16%
                         Multistrategy Bond Fund       16%
                         Quantiative Equity Fund       16%


                                      LOGO
                            [PIE CHART APPEARS HERE]
                       Tax-Managed Moderate Strategy Fund

                         Quanitative Equity Fund       2%
                         Tax-Managed Small Cap Fund    9%
                         Tax-Managed Large Cap Fund    29%
                         International Securities      15%
                         Emerging Market Fund          3%
                         Tax-Free Money Market Fund    10%
                         Tax-Exempt Bond Fund          30%
                         Diversified Equity Fund       2%


                                      LOGO
                            [PIE CHART APPEARS HERE]
                          Tax-Managed Conservative Fund

                          Quantitative Equity Fund      1%
                          Tax Managed Small Cap Fund    6%
                          Tax Managed Large Cap Fund    18%
                          International Securities Fund 9%
                          Emerging Markets Fund         2%
                          Tax Free Money Market         10%
                          Tax-Exempt Bond Fund          53%
                          Diversified Equity Fund       1%

Diversification

   Each LifePoints Tax-Managed Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the LifePoints Tax-Managed Funds invest is a diversified investment company.

                                 Principal Risks

   You should consider the following factors before investing in the LifePoints Tax-Managed Funds:

o An investment in the LifePoints Tax-Managed Funds, like any investment, has risks. The value of each LifePoints Tax-Managed Fund fluctuates, and you could lose money.

o Since the assets of each LifePoints Tax-Managed Fund is invested primarily in shares of the Underlying Funds, the investment performance of each LifePoints Tax-Managed Fund is directly related to the investment performance of the Underlying Funds in which it invests.

o The policy of each LifePoints Tax-Managed Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the LifePoints Tax-Managed Funds may have less flexibility to invest than a mutual fund without such constraints.

o A LifePoints Tax-Managed Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities, and international securities. In addition, each LifePoints Tax-Managed Fund and each Underlying Fund could be adversely affected if the computer systems of its service providers or of the issuers in which they invest fail to operate properly on or after January 1, 2000. For further detail on the risks summarized here, please refer to the section "Risks of the Underlying Funds".

o An investment in any of the LifePoints Tax-Managed Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The officers, Trustees, and FRIMCo presently serve as officers, Trustees and investment manager of the Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the LifePoints Tax-Managed Funds and to the Underlying Funds.

                                   Performance

   Because each LifePoints Tax-Managed Fund was new when this prospectus was printed, no performance history is included. Performance history will be available for each LifePoints Tax-Managed Fund after it has been in operation for one calendar year.

                                Fee and Expenses

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the LifePoints Tax-Managed Funds.

                                Shareholder Fees
                  (fees paid directly from your investment)

                      Maximum
            Maximum   Sales                                       Maximum
            Sales     Charge     Maximum                          Account
            Charge    (Load)     Deferred Redemption   Exchange   Maintenance
            (Load)    Imposed    Sales    Fees         Fees       Fees
            Imposed   on         Charge
            on        Reinvested (Load)
            Purchases Dividends

Each Fund   None      None       None     None         None      None
(Class C)

Each Fund   None      None       None     None         None      None
(Class S)

                            Annual Operating Expenses
                  (expenses that are deducted from Fund assets)
                                (% of net assets)

                                                  Other
                                                  Expenses
                                                  (including          Total                          Total
                                                  Administrative      Gross          Expense         Net
                         Advisory  Distribution   Fees and            Annual         Waivers         Annual
                         Fees      (12b-1)        Shareholder         Fund           and             Fund
                                   Fees*          Servicing           Operating      Reimbursements# Operating
                                                  Fees)**             Expenses+                      Expenses


Class C Shares
Tax-Managed Equity
Aggressive Strategy
Fund...................  0.20%     0.75%          0.67%               1.62%          (0.62)%         1.00%

Tax-Managed
Aggressive
Strategy Fund..........  0.20%     0.75%          0.75%               1.70%          (0.70)%         1.00%

Tax-Managed
Moderate Strategy
Fund...................  0.20%     0.75%          0.54%               1.49%          (0.49)%         1.00%

Tax-Managed
Conservative
Strategy Fund..........  0.20%     0.75%          1.78%               2.73%          (1.73)%         1.00%

Class S Shares
Tax-Managed Equity
Aggressive Strategy
Fund...................  0.20%     0.00%          0.42%               0.62%          (0.62)%         0.00%

Tax-Managed
Aggressive Strategy
Fund...................  0.20%     0.00%          0.50%               0.70%          (0.70)%         0.00%

Tax-Managed
Moderate Strategy
Fund...................  0.20%     0.00%          0.29%               0.49%          (0.49)%         0.00%

Tax-Managed
Conservative
Strategy Fund..........  0.20%     0.00%          1.53%               1.73%          (1.73)%         0.00%


* Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the LifePoints Tax-Managed Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class C Shares of the LifePoints Tax-Managed Funds rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

** The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables. For purposes of this table, "Other Expenses" for Class C include a shareholder services fee of up to 0.25% of average daily net assets. Annual operating expenses for each Class of Shares are estimated, based on average net assets expected to be invested for the Fund's first twelve months of operations. During the course of this period, expenses may be more or less than the amount shown. FRIMCo's advisory and administrative services are provided separately under an advisory agreement and administrative agreement which provide for the fees reflected in the table.

+ If you purchase any class of Shares of a LifePoints Tax-Managed Fund through a Financial Intermediary, such as a bank or an investment adviser, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.

# FRIMCo has contractually agreed to waive, at least through November 30, 2000, its 0.20% advisory fee. The LifePoints Tax-Managed Funds' custodian has agreed to waive a portion of its fees for the first three months of the Funds' operations. Certain LifePoints Tax-Managed Funds' operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

   No LifePoints Tax-Managed Fund will bear any operating expenses. Those operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses, which will be borne by the LifePoints Tax-Managed Funds or their appropriate classes of shares.

   A LifePoints Tax-Managed Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Tax-Managed Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees.

   Shareholders   in  a  LifePoints   Tax-Managed   Fund  bear   indirectly  the
proportionate expenses of the Underlying Funds in which the LifePoints Tax-Managed Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the LifePoints Tax-Managed Funds may invest (based on information as of December 31, 1998). As explained at the beginning of this Prospectus, each LifePoints Tax-Managed Fund intends to invest in some, but not all, of the Underlying Funds.

                                                           Total
Underlying Fund (Class S Shares)                         Operating
                                                          Expense
                                                          Ratios
   Diversified Equity Fund..............................    .95%
   Quantitative Equity Fund.............................    .94%
   International Securities Fund........................   1.30%
   Emerging Markets Fund................................   1.81%
   Tax-Managed Large Cap Fund (formerly Equity T Fund)      .94%
   Tax-Managed Small Cap Fund*..........................   1.28%
   Tax Exempt Bond Fund.................................    .56%
   Tax Free Money Market Fund...........................    .28%

* Estimated based on average net assets expected to be invested during the first twelve months of operations.


   Based on these expense ratios, the LifePoints Tax-Managed Funds expect their total direct and indirect operating expense ratios of each class of shares of each LifePoints Tax-Managed Fund (calculated as a percentage of average net assets) to be as follows:

                                                       Class     Class
                                                       C         S
Tax-Managed Equity Aggressive Strategy..........       2.11%     1.11%
Tax-Managed Aggressive Strategy.................       1.95%     0.95%
Tax-Managed Moderate Strategy...................       1.87%     0.87%
Tax-Managed Conservative Strategy...............       1.74%     0.74%

   Each LifePoints Tax-Managed Fund's total expense ratio is based on its estimated total operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it plans to invest. These total expense ratios may be higher or lower depending on the allocation of a LifePoints Tax-Managed Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the LifePoints Tax-Managed Funds.

  Example

   This example is intended to help you compare the cost of investing in each LifePoints Tax-Managed Fund with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in a LifePoints Tax-Managed Fund for the time periods indicated and then redeemed all of your shares at the end of the period. This example also assumes your investment has a 5% return each year, and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class C:                                          1 Year    3 Years
Tax-Managed Equity Aggressive Strategy Fund...    $211      $664
Tax-Managed Aggressive Strategy Fund..........    $195      $616
Tax-Managed Moderate Strategy Fund............    $187      $590
Tax-Managed Conservative Strategy Fund........    $174      $549

Class S:                                          1 Year    3 Years
Tax-Managed Equity Aggressive Strategy Fund...    $111      $349
Tax-Managed Aggressive Strategy Fund..........    $95       $300
Tax-Managed Moderate Strategy Fund............    $87       $275
Tax-Managed Conservative Strategy Fund........    $74       $234

                         SUMMARY COMPARISON OF THE FUNDS

   The investment objectives of the LifePoints Tax-Managed Funds are summarized below in a chart that illustrates the degree to which each LifePoints Tax-Managed Fund seeks to obtain capital appreciation, income, and stability of principal:

                                         Capital                 Possibility
LifePoints Tax-Managed Fund              Appreciation  Income    of
                                                                 Fluctuation

Tax-Managed  Equity  Aggressive
Strategy Fund........................... High          Low       High
Tax-Managed Aggressive Strategy Fund.... High          Low       High
Tax-Managed Moderate Strategy Fund...... Moderate      High      Moderate
Tax-Managed Conservative Strategy Fund.. Low           High      Low



              THE PURPOSE OF THE FUNDS--MULTI-STYLE, MULTI-MANAGER
                                 DIVERSIFICATION

   The LifePoints Tax-Managed Funds are offered through certain bank trust departments, registered investment advisers, broker-dealers and other financial services organizations that have been selected by the LifePoints Tax-Managed Funds' adviser or distributor (Financial Intermediaries). The LifePoints Tax-Managed Funds offer investors the opportunity to invest in a diversified mutual fund investment allocation program and are designed to provide a means for investors to use FRIMCo's and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

   Three functions form the core of Russell's consulting services:

o Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

o Asset Allocation: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

   When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

   The LifePoints Tax-Managed Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The LifePoints Tax-Managed Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Underlying Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

   Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

   Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

   The LifePoints Tax-Managed Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. A number of the Underlying Funds in which the LifePoints Tax-Managed Funds invest combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

   By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

   The LifePoints Tax-Managed Funds have a greater potential than most mutual funds for diversification among investment styles and money managers since the LifePoints Tax-Managed Funds invest in shares of several Underlying Funds. The LifePoints Tax-Managed Funds were created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

   The LifePoints Tax-Managed Funds conduct their business through a number of service providers, who act on behalf of the Funds. FRIMCo, the Funds' administrator and investment adviser, performs the Funds' day to day corporate management and oversees the Funds' money managers. Each of the Funds' money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Underlying Funds' custodian, State Street Bank, maintains custody of all of the Underlying Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       MANAGEMENT OF THE UNDERLYING FUNDS
                      AND THE LIFEPOINTS TAX-MANAGED FUNDS

   The investment adviser of the LifePoints Tax-Managed Funds and each of the Underlying Funds is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $14 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

   Russell, which acts as consultant to the LifePoints Tax-Managed Funds and each of the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the LifePoints Tax-Managed Funds, the Underlying Funds, and FRIMCo with the asset management consulting services that it provides to its other consulting clients. Neither the LifePoints Tax-Managed Funds nor the Underlying Funds compensate Russell for these services. Russell and its affiliates have offices around the world--in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland, Singapore and Tokyo.

   Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

   FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets in the Underlying Funds assigned to them.

     James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of the LifePoints Tax-Managed Funds within their target asset allocation strategy percentages. Mr. Jornlin has managed the LifePoints Tax-Managed Funds since their inception. He also oversees certain Underlying Funds as described below. Mr. Jornlin has been a Senior Investment Officer of FRIMCo since April 1995. From 1991 to March 1995, Mr. Jornlin was a Senior Research Analyst with Russell.

   FRIMCo's officers and employees who oversee the money managers of the Underlying Funds are:

o Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

o Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Fixed Income I, Diversified Bond, Short Term Bond, Fixed Income III, Tax Exempt Bond and Multistrategy Bond Funds.

o Randal C. Burge, who has been a Portfolio Manager of FRIMCo since June 1995. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Tax Exempt Bond, Multistrategy Bond and Emerging Markets Funds.

o Jean E. Carter, who has been a Portfolio Manager of FRIMCo since April 1994. Ms. Carter, jointly with another portfolio manager listed in this section, has primary responsibility for management of the International, and International Securities Funds.

o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan, jointly with another portfolio manager listed in this section, has primary responsibility for management of the International and International Securities Funds.

o James M. Imhof, Manager of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

o James A. Jornlin, who has been a Senior Investment Officer of FRIMCo since April 1995. From 1991 to March 1995, Mr. Jornlin was a Senior Research Analyst with Russell. Mr. Jornlin, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Tax-Managed Equity Aggressive Strategy, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Emerging Markets and Real Estate Securities Funds.

o C. Nola Kulig, who has been a Portfolio Manager of FRIMCo since January 1996. From 1994 to 1995, Ms. Kulig was a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Kulig was Senior Research Analyst with Russell. Ms. Kulig, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

o Brian C. Tipple, who has been a Portfolio Manager of FRIMCo since July 1999. From 1991 to 1999, Mr. Tipple was a Client Executive with Frank Russell Trust Company. From 1986 to 1989, he was an Investment Officer with Frank Russell Trust Company. Mr. Tipple has primary responsibility for the Tax-Managed Large Cap Fund.

   For its investment advisory and administrative services, FRIMCo receives an aggregate fee from each LifePoints Tax-Managed Fund at the annual rate of 0.25% of the average daily net assets of each LifePoints Tax-Managed Fund, payable to FRIMCo monthly on a pro rata basis. Of this aggregate amount, 20% is attributable to advisory services and 0.05% is attributable to administrative services. FRIMCo has contractually agreed to waive its .20% advisory fee to which it is entitled from each LifePoints Tax-Managed Fund.

   In addition to the advisory fee payable by the LifePoints Tax-Managed Funds, the LifePoints Tax-Managed Funds will bear indirectly a proportionate share of operating expenses that include the advisory fees paid by the Underlying Funds in which they invest. While a shareholder of a LifePoints Tax-Managed Fund will also bear a proportionate part of advisory fees paid by an Underlying Fund, each of the advisory fees paid is based upon the services received by the respective LifePoints Tax-Managed Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Fund's money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses. The annual rate of the advisory fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.73%, Quantitative Equity Fund 0.73%, International Securities Fund 0.90%, Emerging Markets Fund 1.15%, Tax-Managed Large Cap Fund .70%, Tax-Managed Small Cap Fund .98%, Tax Exempt Bond Fund .30%, and Tax Free Money Market Fund
 .20%. The fees of the Underlying Funds may be higher than the fees charged by some mutual funds with similar objectives which use only a single money manager.


                   THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

   Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to approval by the Underlying Fund's Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Underlying Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Underlying Fund's selection or termination of a money manager.

   Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within the Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo, nor Russell evaluate the investment merits of the money managers' individual security selections.

   J.P. Morgan Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.

   Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.

                  INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES
                        AND RISKS OF THE UNDERLYING FUNDS

   The objective and principal strategies and risks of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Statement of Additional Information as well as in the Prospectuses of the Underlying Funds. Because the LifePoints Tax-Managed Funds invest in the Underlying Funds, investors of the LifePoints Tax-Managed Funds will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each LifePoints Tax-Managed Fund allocates to the Underlying Fund pursuing such policies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


DIVERSIFIED EQUITY FUND

Investment    To  provide  income  and  capital  growth  by  investing
Objective     principally in equity securities.

Principal     The Diversified Equity Fund invests primarily in
Investment    common stocks of medium and large capitalization
Strategies    companies. These companies are predominately
              US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

              The Fund employs a "multi-style, multi manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles, intended to complement one another.

              o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer, and service sectors.

              o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, or cash flow. These companies are generally found among industrial, financial, and utilities sectors.

              o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

              Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

              The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more Frank Russell Investment Company (FRIC) money market funds.

              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


QUANTITATIVE EQUITY FUND

Investment    To provide a total return greater than the total return of
Objective     the US stock  market (as measured by the Russell  1000(R)
              Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

Principal     The Quantitative  Equity Fund invests  primarily in common
Investment    stocks  of medium  and large  capitalization companies, which are
Strategies    predominately US-based.

              The Fund generally pursues a market-oriented style of security selection based on quantitative investment models. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects.

              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund intends these styles to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

              Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000 Index. Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000 Index. Each money manager performs this process independently from each other money manager.

              The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion.

              The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models, and price momentum models.

              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


INTERNATIONAL SECURITIES FUND

Investment    To  provide   favorable   total  return  and  additional
Objective     diversification for US investors.

Principal     The  International  Securities  Fund invests  primarily in
Investment    equity securities issued by companies domiciled outside the United
Strategies    States and in depository receipts, which represent ownership of securities of non-US companies.

              The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

              The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

              The Fund employs a "multi-style, multi manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles, intended to complement one another:

               o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer, and service sectors.

               o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, or cash flow. These companies are generally found among industrial, financial, and utilities sectors.

               o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

              The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market funds.

              Up to 15% of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


EMERGING MARKETS FUND

Investment    To provide maximum total return, primarily through capital
Objective     appreciation and by assuming a higher level of volatility  than is ordinarily  expected from developed  market  international
              portfolios,   by  investing  primarily  in  equity
              securities.

Principal     The Emerging Markets Fund will primarily  invest in equity
Investment    securities of companies that are located in countries with emerg-
Strategies    ing markets or that derive a majority of their  revenues  from operations  in such  countries.

              These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market" country is a country having an economy and market that the World Bank or the United Nations consider to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia, and most countries located in Western Europe.

              The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

              The Fund invests in common stocks of Emerging Market Companies and in depository receipts, which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the United States.

              Some emerging markets countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries.

              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund intends these styles to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments (e.g., capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics). The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

              The Fund may enter into repurchase agreements. Under those agreements a bank or broker dealer sells securities to the Fund, and agrees to repurchase the securities at the Fund's cost plus interest, ordinarily on the next business day.

              The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

              Up to 15% of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. A Fund will receive either cash or US government debt obligations as collateral.

              Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.


TAX-MANAGED LARGE CAP FUND (formerly Equity T Fund)

Investment   To  provide  capital  growth  on an  after-tax  basis  by
Objective    investing principally in equity securities.


Principal    The Tax-Managed  Large Cap Fund invests primarily in equity
Investment   securities of large capitalization US companies, although the Fund
Strategies   may invest a limited amount in non-US firms from time to time.

             The Fund generally pursues a market-oriented style of security selection based on quantitative investment models. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Under normal market conditions, the Tax-Managed Large Cap Fund will invest at least 65 percent of the value of its total assets in securities that are included in the S&P 500(R) market index.

             The  Fund  seeks  to  realize   capital  growth  while   minimizing
             shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard whether their portfolio management activities result in taxable distributions to shareholders.

             The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

             The  Fund  intends  to  minimize  its  taxable   distributions   to
             shareholders in two ways:

               o First, the Fund strives to realize its returns as capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

               o Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

             If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

             The Fund selects and holds portfolio securities based on its assessment of their potential for long term total returns. The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities, and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

             When Shares are redeemed, the Fund may realize capital gains or income, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

             The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more Frank Russell Investment Company (FRIC) money market funds.

             Additionally, the Fund may lend up to one-third of its portfolio securities to earn additional income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


TAX-MANAGED SMALL CAP FUND

Investment   To  provide  capital  growth  on an  after-tax  basis  by
Objective    investing principally in equity securities of small capitalization companies.

Principal    The Tax-Managed  Small Cap Fund invests primarily in equity
Investment   securities of US companies,  although the Fund invest a limited
Strategies   amount in non-US firms from time to time.

             The Fund generally pursues a market-oriented style of security selection based on quantitative investment models. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities. Under normal market conditions, the Tax-Managed Small Cap Fund will invest at least 65 percent of the value of its total assets in securities that are not included in the S&P 500 market index.

             The  Fund  seeks  to  realize   capital  growth  while   minimizing
             shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard whether their portfolio management activities result in taxable distributions to shareholders.

             The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

             The  Fund  intends  to  minimize  its  taxable   distributions   to
             shareholders in two ways:

               o First, the Fund strives to realize its returns as capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

               o Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

             If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

             The Fund selects and holds portfolio securities based on its assessment of their potential for long term total returns.

             When the Fund's shares are redeemed, the Fund may realize capital gains or income, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is inconsistent with the Fund's strategy.

             The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform generally as though its cash reserves were actually invested in those markets. The Fund may also invest its liquidity reserves in one or more Frank Russell Investment Company (FRIC) money market funds.

             Additionally, the Fund may lend up to one-third of its portfolio securities to earn additional income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


TAX EXEMPT BOND FUND

Investment   To  provide a high  level of federal  tax-exempt  current
Objective    income by investing primarily in a diversified portfolio of investment grade municipal securities.

Principal    The Tax Exempt Bond Fund concentrates its investments
Investment   in investment-grade municipal debt obligations
Strategies   providing tax-exempt interest income. Specifically, these
             obligations   are  debt   obligations   issued  by  states,
             territories  and  possessions of the United States and the District
             of  Columbia  and  their  political  subdivisions,   agencies,  and
             instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

             The average weighted duration of the Fund's portfolio typically ranges within ten percent of the average weighted duration of the Lehman Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

             The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts, and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

             The Fund may lend up to one-third of its portfolio securities to earn additional income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


TAX FREE MONEY MARKET FUND

Investment   To provide the maximum  current income exempt from
Objective    federal income tax that is consistent with the
             preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

Principal    The Tax Free Money Market Fund  invests in a portfolio of
Investment   high quality  short-term  debt  securities  maturing in 397 days or
Strategies   less. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

             The Fund invests almost exclusively in investment-grade municipal debt obligations providing tax-exempt interest income.
             Specifically, these obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

             Some of the  securities  in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements are generally letters of credit from foreign or domestic banks.


                                 PRINCIPAL RISKS

   The following table describes principal types of risks the LifePoints Tax-Managed Funds are subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying and LifePoints Tax-Managed Funds most likely to be affected by the risk. Other Underlying and LifePoints Tax-Managed Funds that are not listed may be subject to one or more of the risks, based on the allocation of assets among the Underlying Funds, but will not do so in a way that is expected to principally affect the performance of the LifePoints or Underlying Fund as a whole. Please refer to the LifePoints Tax-Managed Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and investment practices employed.

Risk Associated Description                                 Relevant Fund
With:
Multi-manager   The  investment  styles  employed           All LifePoints
approach        by a Fund's money managers may not          Tax-Managed
                be complementary.  The interplay of
                the  various                                (Underlying Funds:
                strategies employed by a Fund's             Diversified Equity,
                multiple money managers  may  result  in    Quantitative Equity,
                the  Fund's  holding  a  concentration  of  International
                certain  types  of  securities. This        Securities, Emerging
                concentration may be beneficial             Markets, Tax-Exempt
                detrimental to the Fund's performance       Bond)
                depending upon the performance of those securities and the overall economic environment. The multiple manager approach could result in a high level of portfolio turnover, resulting in higher Fund brokerage expenses and increased tax liability from the Fund's realization of capital gains.

Tax-sensitive   A Fund's tax-managed equity                All LifePoints
management      investment strategy may                    Tax-Managed Funds
                not provide as high a return
                before consideration of federal            (Underlying Funds:
                income tax consequences as other           Tax-Managed Large
                funds.  A tax-sensitive                    Cap;
                investment strategy involves               Tax-Managed Small
                active management and a Fund can           Cap)
                realize capital gains.

                In response to market, economic,
                political  or other  conditions,  a
                Fund may  temporarily  use a
                different investment strategy for
                defensive purposes. If it does
                so, different factors could affect
                the Fund's  performance,  and
                the Fund may not achieve its investment
                objective.


Risk Associated     Description                            Relevant Fund
With:
Equity              The  value of  equity  securities      All LifePoints
securities          will rise and fall                     Tax-Managed
                    in response to the  activities of      Funds
                    the company
                    that  issued the  stock,  general      (Underlying Funds:
                    market                                 Diversified
                    conditions,    and/or    economic      Equity
                    conditions.                            Quantitative
                                                           Equity
                                                           International
                                                           Securities
                                                           Emerging Markets
                                                           Tax-Managed  Large
                                                           Cap
                                                           Tax-Managed  Small
                                                           Cap)

o  Value Stocks     Investments  in value  stocks are       All LifePoints
                    subject to risks                        Tax-Managed
                    that (i) their  intrinsic  values       Funds
                    may never be
                    realized  by the  market  or (ii)       (Underlying Funds:
                    such stock may                          Diversified
                    turn   out  not  to   have   been       Equity
                    undervalued.                            Quantitative
                                                            Equity
                                                            International
                                                            Securities
                                                            Tax-Managed  Large
                                                            Cap
                                                            Tax-Managed  Small
                                                            Cap)

o Growth Stocks     Growth    company    stocks   may       All LifePoints
                    provide minimal                         Tax-Managed
                    dividends  that can cushion stock       Funds
                    prices in a market
                    decline.   The  value  of  growth       (Underlying
                    company stocks may                      Funds:
                    rise   and   fall    dramatically       Diversified
                    based, in part, on                      Equity
                    investors'   perceptions  of  the       International
                    company rather than                     Securities
                    on  fundamental  analysis  of the       Tax-Managed  Large
                    stocks.                                 Cap
                                                            Tax-Managed  Small
                                                            Cap)

o Market-Oriented   Market-oriented  investments  are       All LifePoints
  Investments       generally subject                       Tax-Managed
                    to the  risks   associated  with        Funds
                    growth and value
                    stocks.                                (Underlying
                                                           Funds:
                                                           Diversified
                                                           Equity
                                                           Quantitative
                                                           Equity
                                                           International
                                                           Securities
                                                           Tax-Managed  Large
                                                           Cap
                                                           Tax-Managed  Small
                                                           Cap)

o   Securities     Investments  in smaller  companies      All  LifePoints
                   may involve greater risks because       Tax-Managed Funds
                   these companies have greater risks      (Underlying Fund:
                   because these companies generally       Tax-Managed Small
                   have a limited track record.            Cap)
                   Smaller companies often have narrower
                   markets and more limited
                   managerial and financial
                   resources than larger,
                   more established companies.  As a
                   result, their performance can be
                   more volatile, which could
                   increase  the   volatility  of  a
                   Fund's portfolio.


Risk Associated     Description                        Relevant Fund
With:
Fixed-income        Prices of fixed-income             Tax-Managed
securities          securities rise and fall in        Aggressive
                    response to interest  rate         Strategy
                    changes.  Generally,  when         Tax-Managed
                    interest rates rise, prices of     Moderate
                    fixed-income securities            Strategy
                    fall. The longer the duration of   Tax-Managed
                    the security,  the                 Conservative
                    more sensitive the security is     Strategy
                    to  this  risk.  A  1%  increase
                    in  interest   rates would         (Underlying
                    reduce  the  value of              Funds:
                    a $100  note by approximately one  Tax  Exempt Bond,
                    dollar if it had a                 Tax Free Money
                    one year duration,  but  would     Market)
                    reduce its value by
                    approximately fifteen dollars if
                    it had a 15 year duration.
                    There is also a risk that one or
                    more of the securities will
                    be downgraded  in  credit rating
                    or go into  default.
                    Lower-rated bonds generally have
                    higher credit risks.

International       A  Fund's  return  and net asset  All LifePoints
securities          value may be                      Tax-Managed Funds
                    significantly affected by         (Underlying Funds:
                    political or economic conditions International Securities, and regulatory requirements in a Emerging Markets) particular country. Foreign markets, economies and political systems may be less stable than US markets, and changes in exchange rates of foreign currencies can affect the value of a Fund's foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the US and there may be less public information available about foreign companies. A Fund's foreign debt securities are typically obligations of sovereign governments. These securities are particularly subject to a risk of default from political instability.

o  Emerging         Investments    in   emerging   or     (Underlying Fund:
   Market           developing markets                    Emerging Markets)
   Countries        involve   exposure   to  economic
                    structures  that are generally  less
                    diverse and mature,  and to
                    political  systems which have less
                    stability than those of more
                    developed  countries.  Emerging
                    market securities are subject to
                    currency  transfer  restrictions
                    and may experience  delays and
                    disruptions in securities settlement
                    procedures.

Municipal           Municipal obligations are            Tax-Managed
Obligations         affected by economic,                Aggressive
                    business or political                Strategy
                    developments. These securities       Tax-Managed
                    may be subject to  provisions  of    Moderate
                    litigation,                          Strategy
                    bankruptcy and other laws            Tax-Managed
                    affecting the rights and             Conservative
                    remedies  of  creditors,  or  may    Strategy
                    become subject to
                    future  laws  extending  the time
                    for payment of                      (Underlying
                    principal  and/or  interest, or     Funds:
                    limiting the rights of              Tax Exempt Bond
                    municipalities to levy taxes.       Tax Free Money
                                                        Market)


Risk Associated Description                              Relevant Fund
With:
Credit and         Adverse  changes in a guarantor's     Tax-Managed
Liquidity          credit quality                        Aggressive
Enhancements       if contemporaneous  with adverse      Strategy
                   changes in                            Tax-Managed
                   guaranteed security,  could cause     Moderate
                   losses to a fund                      Strategy
                   and may  affect  it's  net  asset     Tax-Managed
                   value.                                Conservative
                                                         Strategy

                                                         (Underlying Fund:
                                                         Tax Free Money
                                                         Market)

Exposing           By   exposing    its    liquidity     All LifePoints
Liquidity          reserves to the equity                Tax-Managed
Reserves           to market,   a  Fund's   performance  Funds
Equity             tends to correlate
Markets            more  closely to the  performance     (Underlying
                   of the market as                      Funds:
                   a whole.  Although this increases     Diversified
                   a Fund's                              Equity
                   performance   if  equity  markets     Quantitative
                   rise, it reduces a                    Equity
                   Fund's   performance   if  equity     International
                   markets decline.                      Securities
                                                         Emerging Markets
                                                         Tax-Managed  Large
                                                         Cap
                                                         Tax-Managed  Small
                                                         Cap)

Securities         If  a   borrower   of  a   Fund's     All LifePoints
Lending            securities fails                      Tax-Managed
                   financially,  the Fund's recovery     Funds
                   of the loaned
                   securities  may be delayed or the     (Underlying
                   Fund may lose its                     Funds:
                   rights to the collateral.             Diversity Equity
                                                         Quantitative Equity
                                                         International
                                                         Securities
                                                         Emerging Markets
                                                         Tax-Managed Large Cap
                                                         Tax-Managed Small Cap
                                                         Tax Exempt Bond)


Risk Associated    Description                           Relevant Fund
With:
Year 2000

o  Year 2000       The Funds'  operations  depend on       All LifePoints
   and             the smooth                              Tax-Managed
   Fund            functioning   of  their   service       Funds
   operations      providers' computer
                   systems.  The  Funds  and  their        (Underlying
                   shareholders  could                     Funds:
                   be adversely affected if those          All Funds)
                   computer systems
                   do not properly process and calculate
                   date-related  information
                   on or after January 1, 2000. Many
                   computer  software  systems in
                   use today cannot distinguish  between
                   the year 2000 and the year
                   1900. Although year 2000-related
                   computer problems could have a
                   negative effect on the Funds and
                   their shareholders,  the Funds'
                   service  providers  have advised the
                   Funds that they are working
                   to avoid such  problems.  Because it is
                   the obligation of those service providers to ensure the proper functioning of their computer systems, the Funds do not expect to incur any material expense in connection with year 2000 preparations.

o Year 2000        The Funds and their shareholders         All  LifePoints and
                   could be                                 Tax-Managed Funds
                   adversely affected if the Funds
                   investments computer systems of the
                   issuers  in which  the  Funds            (Underlying
                   invest or those of the                   Funds:
                   service  providers  they  depend         All  Funds)
                   upon, do not
                   properly  process and calculate date
                   -related  information on or
                   after January 1, 2000. If such an event
                   occurred,  the value of those issuer's
                   securities could be reduced.

o Year 2000        A Fund that invests                      All LifePoints
  and Fund         significantly in non-US                  Tax-Managed Funds
                   portfolio  issuers may be exposed to a
                   higher degree of risk  investments in
                   from Year 2000 issues than other         (Underlying Funds:
                   non-U.S. Funds. It is                    International
                   issuers generally  believed  that non-   Securities,
                   US securities governments               and Emerging Markets)
                   issuers are less prepared for
                   Year 2000 related  contingencies than
                   the US government and US-based issuers, which could result in a more significant diminution in value of non-US issuer's securities on or after January 1, 2000.


                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

   Each LifePoints Tax-Managed Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed--all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each LifePoints Tax-Managed Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

     The Board annually intends to declare capital gains distributions through October 31 (excess of capital gains over capital losses), generally in mid-December. To meet certain legal requirements, a LifePoints Tax-Managed Fund may declare a special year-end dividend and capital gains distributions during October, November or December to shareholders of record in that month. These latter distributions are deemed to have been paid by a LifePoints Tax-Managed Fund and received by you on December 31 of the prior year, provided that the LifePoints Tax-Managed Fund pays them by January 31. Capital gains realized during November and December will be distributed to you generally during February of the following year.

   In  addition,   the  LifePoints   Tax-Managed  Funds  receive  capital  gains
distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the LifePoints Tax-Managed Funds may generate capital gains through rebalancing the portfolios to meet the LifePoints Tax-Managed Funds' allocation percentages.

Buying a Dividend

   If you purchase shares just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a LifePoints Tax-Managed Fund, regardless of whether you reinvested the dividends.

Automatic Reinvestment

   Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate LifePoints Tax-Managed Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the LifePoints Tax-Managed Funds' Transfer Agent, at Operations Department, P.O. Box 1591, Tacoma, WA 98401.

                                      TAXES

   In general, distributions from a LifePoints Tax-Managed Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the LifePoints Tax-Managed Fund or receive them in cash. Any capital gains distributed by a LifePoints Tax-Managed Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions taxed as capital gains may be taxable at different rates depending on how long a LifePoints Tax-Managed Fund holds its assets.

   When you sell or exchange your shares of a LifePoints Tax-Managed Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

   LifePoints Tax-Managed Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding shares of a LifePoints Tax-Managed Fund.

   Any foreign taxes paid by an Underlying Fund on its investments may be passed through to its shareholders as foreign tax credits.

   By law, a LifePoints Tax-Managed Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the LifePoints Tax-Managed Fund to do so.

   The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a LifePoints Tax-Managed Fund.

   Additional information on these and other tax matters relating to the LifePoints Tax-Managed Funds and their shareholders is included in the section entitled "Taxes" in the SAI.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

   The net asset value per share is calculated for shares of each Class of each LifePoints Tax-Managed Fund on each business day on which shares are offered or redemption orders are tendered. For all LifePoints Tax-Managed Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays. All Underlying Funds and LifePoints Tax-Managed Funds determine net asset value as of the close of the NYSE (currently 4:00 p.m. Eastern Time). The determination is made by appraising each LifePoints Tax-Managed Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying
Fund).

Valuation of Portfolio Securities

   Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold shares in a LifePoints Tax-Managed Fund that invests in an Underlying Fund, such as the International Securities Fund, and that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that both the Underlying and LifePoints Tax-Managed Fund's shares may change on a day when you will not be able to purchase or redeem LifePoints Tax-Managed Fund shares. This is because the value of those portfolio securities may change on weekends or other days when the LifePoints Tax-Managed Fund does not price its shares.

                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

   The LifePoints Tax-Managed Funds offer multiple classes of shares: Class C Shares and Class S Shares.

     Class C Shares participate in the LifePoints Tax-Managed Funds' Rule 12b-1 distribution plan and in the LifePoints Tax-Managed Funds' shareholder servicing plan. Under distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Class C Shares pay shareholder servicing fees of 0.25% annually for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the LifePoints Tax-Managed Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class S Shares participate in neither the Fund's distribution plan nor the Funds' shareholder servicing plan.

                             HOW TO PURCHASE SHARES

   LifePoints Tax-Managed Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

   An initial minimum investment in Class C or Class S Shares of a LifePoints Tax-Managed Fund must be at least $10,000, and any subsequent investments must be at least $50. FRIMCo, on behalf of each LifePoints Tax-Managed Fund, reserves the right to change, as to any LifePoints Tax-Managed Fund or any class thereof, the categories of investors eligible to purchase shares of that LifePoints Tax-Managed Fund or class or the required minimum investment amounts.

   Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive distribution and shareholder servicing compensation with respect to Class C and Class S shares.

Paying for Shares

   You may purchase shares of the LifePoints Tax-Managed Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the LifePoints Tax-Managed Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.

   All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The LifePoints Tax-Managed Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

   Orders must be received by the LifePoints Tax-Managed Funds prior to the close of the NYSE (currently 4:00 p.m. Eastern Time). Purchases can be made on any day when LifePoints Tax-Managed Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

   Generally, you must place purchase orders for LifePoints Tax-Managed Fund shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

   For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the LifePoints Tax-Managed Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

   You can pay for orders by wiring federal funds to the LifePoints Tax-Managed Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

By Automated Clearing House ("ACH")

   You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

Automated Investment Program

   You can make regular  investments  (minimum  $50) in  LifePoints  Tax-Managed
Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each LifePoints Tax-Managed Fund in which you purchase shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

Three Day Settlement Program

   The  LifePoints  Tax-Managed  Funds  will  accept  orders  through  Financial
Intermediaries to purchase shares of the LifePoints Tax-Managed Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the LifePoints Tax-Managed Funds against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE

By Mail or Telephone

   Through your Financial Intermediary, you may exchange Class C or Class S Shares of any LifePoints Tax-Managed Fund you own for shares of any other LifePoints Tax-Managed Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a LifePoints Tax-Managed Fund offered by this Prospectus may only be exchanged for shares of a Fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other Funds, contact your Financial Intermediary.

   Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.

   An exchange involves the redemption of shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The LifePoints Tax-Managed Fund shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.

In-Kind Exchange of Securities

   FRIMCo, in its capacity as the LifePoints Tax-Managed Funds' investment advisor, may, at its discretion, permit you to acquire LifePoints Tax-Managed Fund shares in exchange for securities you currently own. Any securities exchanged must: meet the investment objective, policies and limitations of the applicable LifePoints Tax-Managed Fund, have a readily ascertainable market value, be liquid and not be subject to restrictions on resale, and have a market value, plus any cash, equal to at least $100,000.

   Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.

   The basis of the exchange will depend upon the relative net asset value of the LifePoints Tax-Managed Fund shares purchased and securities exchanged. Securities accepted by a LifePoints Tax-Managed Fund will be valued in the same way the LifePoints Tax-Managed Fund values its assets. Any interest earned on the securities following their delivery to the LifePoints Tax-Managed Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the LifePoints Tax-Managed Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

   Shares of the LifePoints Tax-Managed Funds may be redeemed through your Financial Intermediary on any business day the LifePoints Tax-Managed Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

   Redemption requests must be placed through a Financial Intermediary and received by the LifePoints Tax-Managed Funds prior to the close of the NYSE (currently 4:00 p.m. Eastern Time). Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when LifePoints Tax-Managed Fund shares are offered, or through the Systematic Withdrawal Program.

By Mail or Telephone

   You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

   The LifePoints Tax-Managed Funds offer a systematic withdrawal program which allows you to redeem your shares and receive regular payments from your account on an annual basis on December 10th of each year or, if December 10th is not a business day, on the prior business day. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction.

   You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


Accounts in Street Name

   Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold LifePoints Tax-Managed Fund shares through a brokerage account, employee benefit plan or bank trust fund, the LifePoints Tax-Managed Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your LifePoints Tax-Managed Fund shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your LifePoints Tax-Managed Fund shares are held in an omnibus account.


                         PAYMENT OF REDEMPTION PROCEEDS

By Check

   When you redeem your shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the LifePoints Tax-Managed Funds receive a redemption request in proper form.

By Wire

   If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the LifePoints Tax-Managed Funds receive your redemption request. The LifePoints Tax-Managed Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

   Proper Form: Written instructions must be in proper form. They must include:

      A description  of the request
      The name of the Fund(s)
      The class of shares, if applicable
      The account number(s)
      The  amount of money or number  of  shares  being  purchased, exchanged, transferred or redeemed
      The name(s) on the account(s)
      The  signature(s) of all registered  account owners
      For exchanges, the name of the Fund you are exchanging into Your daytime telephone number

Signature Requirements Based on Account Type

  Account Type         Requirements for Written Requests
  Individual, Joint    Written instructions must be signed by each
  Tenants, Tenants     shareholder, exactly as the names appear in
  in Common            the account registration.

  UGMA or UTMA         Written instructions must be signed by the
  (custodial           custodian in his/her capacity as it appears
  accounts for minors) in the account registration.

  Corporation,         Written instructions must be signed by
  Association          authorized person(s), stating his/her
                       capacity as indicated by the corporate resolution to act on the account. A copy of the corporate resolution, certified within the past 90 days, authorizing the signer to act.

  Estate, Trust,       Written instructions must be signed by all
  Pension, Profit      trustees. If the name of the trustee(s)
  Sharing              Plan does not appear in the account registration,  please
                       provide a copy of the trust document certified within the last 60 days.

  Joint tenancy        Written instructions must by signed by the
  shareholders whose   surviving tenant(s). A certified copy of
  co-tenants are       the death certificate must accompany the
  deceased             request.


Signature Guarantee

   The LifePoints Tax-Managed Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

Third Party Transactions

   If you purchase LifePoints Tax-Managed Fund shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

   A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges.

                            MONEY MANAGER INFORMATION

   The money managers have no affiliations with the LifePoints Tax-Managed Funds or the LifePoints Tax-Managed Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of FRIMCo or of Russell, including its wholly owned subsidiary, Frank Russell Trust Company.

   This section identifies the money managers for the Underlying Funds in which the LifePoints Tax-Managed Funds invest.

                             Diversified Equity Fund
   Alliance Capital  Management L.P., US Bank Place,  601 2nd Ave. South,  Suite
     5000, Minneapolis, MN 55402-4322.

   Barclays Global Fund Advisors  N.A., 45 Fremont  Street,  San  Francisco,  CA
     94105.

   Equinox Capital  Management,  Inc., 590 Madison Avenue, 41st Floor, New York,
     NY 10022.

   Jacobs  Levy  Equity  Management,  280  Corporate  Center,  3 ADP  Boulevard,
     Roseland, NJ 07068.

   Lincoln  Capital  Management  Company,  200 South Wacker  Drive,  Suite 2100,
     Chicago, IL 60606.

   Marsico Capital  Management,  LLC, 1200 17th Street,  Suite 1200,  Denver, CO
     80202.

   Peachtree Asset Management, a division of SSBC Fund Management
     LLC, One Peachtree Center, Suite 4500, 303 Peachtree Street N.E., Atlanta, GA 30308.

   Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue,  21st Floor, New York, NY
     10153.

   Suffolk Capital  Management,  Inc., 1633 Broadway,  40th Floor,  New York, NY
     10107.

   Trinity Investment Management Corporation, 75 Park Plaza,
     Boston, MA 02116.

                           Quantitative Equity Fund
   Barclays Global Fund Advisors, See: Diversified Equity Fund.

   Franklin  Portfolio  Associates  LLC, Two  International  Place,  22nd Floor,
     Boston, MA 02110-4104.

   J.P.  Morgan  Investment  Management,  Inc., 522 Fifth Ave., 6th
     Floor, New York, NY 10036.

   Jacobs  Levy  Equity  Management,  280  Corporate  Center,  3 ADP  Boulevard,
     Roseland, NJ 07068.

                          International Securities Fund
   Delaware  International  Advisers  Limited,  80  Cheapside,  3rd
     Floor, London EC2V6EE England.

   Fidelity   Management  Trust  Company,   82  Devonshire  Street,
     Boston, MA, 02109.

   J.P.  Morgan  Investment  Management,  Inc.,  See:  Quantitative
     Equity Fund.

   Mastholm Asset  Management,  LLC,  10500 N.E. 8th Street,  Suite
     660, Bellevue, WA 98004.

   Montgomery Asset  Management,  LLC, 101 California  Street,  San
     Francisco, CA 94111

   Oechsle  International  Advisors,  LLC, One International  Place, 23rd Floor,
     Boston, MA 02110.

   Sanford C. Bernstein & Co., Inc., See: Diversified Equity Fund.

   The Boston  Company Asset  Management,  Inc.,  One Boston Place,  14th Floor,
     Boston, MA 02108-4402.

                              Emerging Markets Fund
   Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London, England EC2A 2NY.

   Genesis Asset Managers, Ltd., 21 Knights Bridge, London, SW1X
     7LY England.

   J.P. Morgan Investment Management Inc., See: Quantitative
     Equity Fund.

   Montgomery Asset Management LLC, See: International Securities
     Fund.

   Nicholas-Applegate Capital Management, 600 W. Broadway 32nd Fl.
     San Diego, CA 92101.

   Sanford C. Burstein & Co. Inc., See: Diversified Equity.

   Schrodes  Capital  Management  International  Limited,  31  Greshmon  Street,
     London, UK EC2V 7QA.

                           Tax-Managed Large Cap Fund
                            (Formerly Equity T Fund)
   J.P. Morgan Investment  Management,  Inc., See: Emerging Markets
Fund.

                           Tax-Managed Small Cap Fund
   Geewax, Terker & Company, 99 Starr Street, Phoenixville, PA 19460.


                              Tax Exempt Bond Fund
   MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116.

   Standish,  Ayer & Wood, Inc., One Financial  Center,  Boston, MA
02111.

                           Tax Free Money Market Fund
   Weiss, Peck & Greer, L.L.C., One New York Plaza, 30th Floor, New York, NY 10004.

   IN CONSIDERING INVESTMENT IN THE LIFEPOINTS TAX-MANAGED FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE LIFEPOINTS TAX-MANAGED FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE LIFEPOINTS TAX-MANAGED FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE LIFEPOINTS TAX-MANAGED FUNDS. THE LIFEPOINTS TAX-MANAGED FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL LIFEPOINTS TAX-MANAGED FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE LIFEPOINTS TAX-MANAGED FUNDS OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.


For more information about the
LifePoints Tax-Managed Funds, the
following documents are available
without charge:

Annual/Semiannual Reports: Additional information about the LifePoints Tax-Managed Funds' investments will be available in the LifePoints Tax-Managed Funds' annual and semiannual reports to shareholders, once the LifePoints Tax-Managed Funds have completed their first annual or semi-annual period. In each LifePoints Tax-Managed Fund's annual report, you will find a discussion of the Funds' holdings and of market conditions and investment strategies that significantly affected the LifePoints Tax-Managed Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the LifePoints Tax-Managed Funds.

You may obtain free copies of the annual report for each LifePoints Tax-Managed Fund and the SAI once the LifePoints Tax-Managed Funds have completed their first annual or semi-annual period or may request other information, by contacting your Financial Intermediary or the LifePoints Tax-Managed Funds at:

       Frank Russell Investment Company
       909 A Street
       Tacoma, WA  98402
       Telephone:  1-800-787-7354
       Fax:  253-591-3495
       Internet: http://www.russell.com

You can review and copy information      Distributor:
about the LifePoints Tax-Managed Funds   Russell Fund
(including the SAI) at the Securities    Distributors,
and Exchange Commission's Public         Inc.
Reference Room in Washington, D.C. You SEC File No. 811-3153 can obtain information on the operation of the Public Reference Room by calling 36-08-058 (11/99) the Commission at 1-800-SEC-0330. You can obtain copies of this information upon paying a duplicating fee by writing to the Public Reference Section of the Commission, Washington, D.C.
20549-6009.  Reports and other
information about the LifePoints
Tax-Managed Funds are also available on
the Commission's Internet website at
http://www.sec.gov.

FRANK RUSSELL INVESTMENT COMPANY
Class C and S Shares:

  Tax-Managed Equity Aggressive Strategy Fund
  Tax-Managed Aggressive Strategy Fund
  Tax-Managed Moderate Strategy Fund
  Tax-Managed Conservative Strategy Fund



                        FRANK RUSSELL INVESTMENT COMPANY



LifePoints Funds
Prospectus


Class C, D, E and S Shares:

Equity Aggressive Strategy Fund*
Aggressive Strategy Fund
Balanced Strategy Fund
Moderate Strategy Fund
Conservative Strategy Fund



December 1, 1999


   909 A STREET, TACOMA, WA 98402  o 800-787-7354 o 253-627-7001


As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.

      * Prior to May 1, 1999, this Fund was known as the Equity Balanced Strategy Fund.

                                TABLE OF CONTENTS

  Risk/Return Summary
   Investment Objective..........................................
   Principal Investment Strategies...............................
   Principal Risks...............................................
   Performance...................................................
   Fees and Expenses.............................................
Summary Comparison of the Funds..................................
The Purpose of the Funds--Multi-Style, Multi-Manager
Diversification..................................................
Management of the Underlying Funds and the LifePoints Funds......
The Money Managers for the Underlying Funds......................
Investment  Objectives,  Investment  Strategies  and Risks of the
Underlying Funds.................................................
Dividends and Distributions......................................
Taxes............................................................
How Net Asset Value Is Determined................................
Distribution and Shareholder Servicing Arrangements..............
How to Purchase Shares...........................................
Exchange Privilege...............................................
How to Redeem Shares.............................................
Payment of Redemption Proceeds...................................
Written Instructions.............................................
Account Policies.................................................
Financial Highlights.............................................
Money Manager Information........................................

                               RISK/RETURN SUMMARY

                              INVESTMENT OBJECTIVE

Equity           seeks   to   achieve   high,   long-term   capital
Aggressive       appreciation,  while  recognizing  the possibility
Strategy Fund*   of  high   fluctuations  in  year-to-year   market
                 values.

Aggressive       seeks   to   achieve   high,   long-term   capital
Strategy         appreciation   with  low  current  income,   while
Fund             recognizing   the   possibility   of   substantial
                 fluctuations in year-to-year market values.

Balanced         seeks to achieve a moderate level of current
Strategy         income and, over time, above-average capital
Fund             appreciation with moderate risk.

Moderate         seeks  to  achieve  moderate   long-term   capital
Strategy         appreciation  with  high  current  income,   while
Fund             recognizing    the    possibility    of   moderate
                 fluctuations in year-to-year market values.

Conservative     seeks to  achieve  moderate  total  rate of return
Strategy Fund    through low capital  appreciation and reinvestment
                 of a high level of current income.

*    Prior to May 1, 1999, this Fund was known as the Equity  Balanced Strategy
     Fund.

                         PRINCIPAL INVESTMENT STRATEGIES

   Each of the five Frank Russell Investment Company (FRIC) Funds described in this Prospectus (LifePoints Fund) is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC Funds (Underlying Funds). Each LifePoints Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

   Each LifePoints Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each LifePoints Fund invests are shown in the table below. The LifePoints Funds intend their strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                        Equity
                                        Aggresive      Aggressive     Balanced       Moderate       Conservative
                                        Strategy       Strategy       Strategy       Strategy       Strategy
Underlying Fund                         Fund           Fund           Fund           Fund           Fund

Diversified Equity Fund.............    30%            21%            16%            11%            5%
Special Growth Fund.................    10%            11%            5%             2%             -- %
Quantitative Equity Fund............    30%            21%            16%            11%            6%
International Securities Fund.......    20%            19%            14%            9%             5%
Diversified Bond Fund...............    -- %           -- %           25%            27%            18%
Multistrategy Bond Fund.............    -- %           18%            16%            -- %           -- %
Real Estate Securities Fund.........    5%             5%             5%             5%             5%
Emerging Markets Fund...............    5%             5%             3%             2%             1%
Short Term Bond Fund................    -- %           -- %           -- %           33%            60%

   A LifePoints Fund can change the allocation of its assets among Underlying Funds at any time, if the LifePoints Funds' investment adviser, Frank Russell Investment Management Company (FRIMCo) believes that doing so would better enable the LifePoints Fund to pursue its investment objective. From time to time, each LifePoints Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each LifePoints Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the LifePoints Fund's investment objective. However, The LifePoints Funds expect that amounts they allocate to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


                                      LOGO
                         Equity Aggressive Strategy Fund



                                      LOGO
                             Aggressive Strategy Fund
                              [PIE CHART APPEARS HERE]

                         Real Estate Securities Fund   5%
                         Emerging Markets Fund         5%
                         Special Growth Fund           11%
                         Multistrategy Bond Fund       18%
                         International Securities Fund 19%
                         Diversified Equity Fund       21%
                         Quantitative Equity Fund      21%



                                      LOGO
                             Balanced Strategy Fund
                             [PIE CHART APPEARS HERE]

                         Emerging Markets Fund         3%
                         Real Estate Securities Fund   5%
                         Special Growth Fund           5%
                         Diversified Bond Fund         25%
                         International Securities Fund 14%
                         Diversified Equity Fund       16%
                         Multistrategy Bond Fund       16%
                         Quantitative Equity Fund      16%


                                      LOGO
                             Moderate Strategy Fund
                            [PIE CHART APPEARS HERE]

                         Special Growth Fund           2%
                         Emerging Markets Fund         2%
                         Real Estate Securities Fund   5%
                         International Securities Fund 9%
                         Diversified Equity Fund       11%
                         Quantitative Equity Fund      11%
                         Diversified Bond Fund         27%
                         Short Term Bond Fund          33%


                                      LOGO
                           Conservative Strategy Fund
                            [PIE CHART APPEARS HERE]

                         Emerging Markets Fund         1%
                         Diversified Equity Fund       5%
                         International Securities
                              Fund                     5%
                         Real Estate Securities Fund   5%
                         Quantitative Equity Fund      6%
                         Diversified Bond Fund         18%
                         Short Term Bond Fund          60%



Diversification

   Each LifePoints Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the LifePoints Funds invest is a diversified investment company.


                                 PRINCIPAL RISKS

   You should consider the following  factors before investing in the LifePoints
Funds:

o An investment in the LifePoints Funds, like any investment, has risks. The value of each LifePoints Fund fluctuates, and you could lose money.

o Since the assets of each LifePoints Fund is invested primarily in shares of the Underlying Funds, the investment performance of each LifePoints Fund is directly related to the investment performance of the Underlying Funds in which it invests.

o The policy of each LifePoints Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the LifePoints Funds may have less flexibility to invest than a mutual fund without such constraints.

o A LifePoints Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities, and international securities. In addition, each Lifepoints Fund and each Underlying Fund could be adversely affected if the computer systems of its service providers or of the issuers in which they invest fail to operate properly on or after January 1, 2000. For further detail on the risks summarized here, please refer to the section "Risks of the Underlying Funds".

o An investment in any of the LifePoints Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The officers, Trustees, and FRIMCo presently serve as officers, Trustees and investment manager of the Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the LifePoints Funds and to the Underlying Funds.


                                   PERFORMANCE

   The following bar charts illustrate the risks of investing in the LifePoints Funds by showing how the performance of each LifePoints Fund's Class E Shares varies over the life of the LifePoints Fund. The return for the other classes of shares offered by this Prospectus will differ from the Class E returns shown in the bar chart, depending upon the fees and expenses of that class. The chart does not reflect any account maintenance fee. Any such charge will reduce your return.

   No returns are shown for the Class C or Class S Shares of any LifePoints Fund because those Shares were not issued during the periods shown. If the Rule 12b-1 distribution fees for the Class C Shares had been reflected in the returns shown for Class E Shares, the returns would have been lower. If the shareholder services fees, which are not imposed for Class S, had not been reflected, the returns would have been higher.

   Past performance is no indication of future results.


                               [INSERT BAR CHART]



   During the period shown in the bar chart, each LifePoints Fund had the following highest and lowest quarterly return:

                                                  Best           Worst
                                                  Quarter        Quarter
Equity Aggressive Strategy..................      17.7%          (14.0)%
                                                  (4Q/98)        (3Q/98)

Aggressive Strategy.........................      14.3%          (11.6)%
                                                  (4Q/98)        (3Q/98)

Balanced Strategy...........................      10.5%          (7.2)%
                                                  (4Q/98)        (3Q/98)

Moderate Strategy...........................      6.8%           (3.8)%
                                                  (4Q/98)        (3Q/98)

Conservative Strategy.......................      3.6%           (0.8)%
                                                  (4Q/98)        (3Q/98)

   The following table further illustrates the risks of investing in the LifePoints Funds by showing how each LifePoints Fund's average annual returns for one year and since the beginning of operations of such LifePoints Fund compare with the returns of certain indexes that measure broad market performance.

Average annual total returns*
for the periods ended December 31, 1998

                                                                     Since
                                                       1 Year        Inception**
   Equity Aggressive Strategy Fund
   Class D.........................................    --             1.17%
   Class E.........................................    13.75%         8.69
   Salomon Smith Barney 3-Month Treasury Bill Index    5.05           4.99
   Equity Aggressive Strategy Composite Index#.....    17.71          13.07


                                                                     Since
                                                       1 Year        Inception**
   Aggressive Strategy Fund
   Class D.........................................    --             0.96
   Class E.........................................    11.69          8.79
   Salomon Smith Barney 3-Month Treasury Bill Index    5.05           4.99
 .
   Aggressive Strategy Composite Index#............    14.68          10.80

   Balanced Strategy Fund
   Class D.........................................    --             3.23
   Class E.........................................    11.66          9.80
   Salomon Smith Barney 3-Month Treasury Bill Index    5.05           4.99
 .
   Balanced Strategy Composite Index#..............    13.72          11.23

   Moderate Strategy Fund
   Class D.........................................    --             3.57
   Class E.........................................    10.19          8.04
   Salomon Smith Barney 3-Month Treasury Bill Index    5.05           4.99
 .
   Moderate Strategy Composite Index#..............    11.30          9.78

   Conservative Strategy Fund
   Class D.........................................    --             3.77
   Class E.........................................    7.70           7.95
   Salomon Smith Barney 3-Month Treasury Bill Index    5.05           4.97
 .
   Revised Conservative Strategy Composite Index#.     8.72           8.09

* No returns are shown for Class C or Class S Shares of any LifePoints Fund because those shares were not issued during the period shown. Had the Rule 12b-1 distribution fees and shareholder servicing fees for Class C Shares been reflected in the returns shown for Class E Shares, the returns shown would have been lower.

**   Equity  Aggressive  Strategy Fund  commenced  operations by issuing class E
     Shares on September 30, 1997. The other LifePoints Funds commenced operations by issuing their Class E Shares on the following dates:
     Aggressive Strategy Fund and Balanced Strategy Fund - September 16, 1997; Moderate Strategy Fund - October 2, 1997; and Conservative Strategy Fund - November 7, 1997. Each LifePoints Fund commenced operations of its Class D Shares on March 24, 1998. Performance shown for Class D Shares prior to that date is the performance of the Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class D Shares. Had it done so, the returns shown would have been lower.


#    The Equity  Aggressive  Strategy                  The Moderate  Strategy
     Composite Index is comprised  of                  Composite  Index is comprised of
     the  following  indices:                          the following  indices:
     60% Russell  1000(R) Index                        33% Merrill Lynch 1-2.99 Year Treasury Index
     20% Salomon  Smith  Barney BMI                    27% Lehman  Brothers
       Ex-US                                               Aggregate Bond Index
     10% Russell 2500TM Index                          22% Russell 1000(R) Index
     5% IFC Investable composite Index                 9% Salomon Smith Barney BMI Index
     5% NAREIT Equity REIT Index                       5% NAREIT Equity REIT Index
                                                       2% Russell 2500TM Index
                                                       2% IFC Investable Composite Index
     The Aggressive  Strategy
     Composite Index is comprised of the
     following  indices:
     42% Russell  1000(R)  Index                       The  Conservative Strategy  Composite Index
     19% Salomon  Smith Barney BMI                     is comprised of the
     18% Lehman  Brothers Aggregate                    following indices:
         Bond Index                                    60% Merrill Lynch 1-2.99 Year Treasury Index
     11% Russell  2500TM Index                         18% Lehman Brothers Aggregate Bond Index
     5%  IFC Investable Composite Index                11% Russell 1000(R)
     5%  NAREIT Equity REIT Index                      5% Salomon Smith Barney BMI Ex-US
                                                       5% NAREIT Equity REIT Index
                                                       1% IFC Investable Composite Index


     The Balanced Strategy Composite Index is comprised of the following indices:
     41% Lehman Brothers Aggregate Bond Index
     32% Russell 1000R Index
     14% Salomon Smith Barney BMI Ex-US
     5%  Russell 2500TM Index
     5%  NAREIT Equity REIT Index
     3%  IFC Investable Composite Index


                                FEES AND EXPENSES

   These tables describe the fees and expenses that you may pay if you buy and hold shares of the LifePoints Funds.


                                Shareholder Fees
                   (fee paid directly from your investment)

                              Maximum
               Maximum        Sales                                                  Maximum
               Sales          Charge         Maximum                                 Account
               Charge         (Load)         Deferred       Redemption     Exchange  Maintenance
               (Load)         Imposed        Sales          Fees           Fees
               Imposed        on             Charge
               on             Reinvested     (Load)
               Purchases      Dividends


Each Fund      None           None           None           None           None      None
(Class C)

Each Fund      None           None           None           None           None      None
(Class D)

Each Fund      None           None           None           None           None      None
(Class E)

Each Fund      None           None           None           None           None      None
(Class S)


                            Annual Operating Expenses
                (expenses that were deducted from Fund assets)
                                (% of net assets)

                                             Other
                                             Expenses#
                                             (including          Total                              Total
                                             Administrative      Gross          Expense             Net
                    Advisory  Distribution   Fees and            Annual         Waivers             Annual
                    Fee       (12b-1)        Shareholder         Fund           and                 Fund
                              Fees*          Servicing           Operating      Reimbursements#     Operating
                                             Fees)**             Expenses**+                        Expenses
Class C Shares
Equity  Aggressive
Strategy Fund....... 0.20%    0.75%          0.42%               1.37%          (0.37)%             1.00%

Aggressive Strategy
Fund................ 0.20%    0.75%          0.46%               1.41%          (0.41)%             1.00%

Balanced  Strategy
Fund................ 0.20%    0.75%          0.41%               1.36%          (0.36)%             1.00%

Moderate  Strategy
Fund................ 0.20%    0.75%          0.74%               1.69%          (0.69)%             1.00%

Conservative
Strategy Fund......  0.20%    0.75%          2.30%               3.25%          (2.25)%             1.00%

Class D Shares
Equity  Aggressive
Strategy Fund......  0.20%    0.25%          0.42%               0.87%          (0.37)%             0.50%

Aggressive Strategy
Fund...............  0.20%    0.25%          0.46%               0.91%          (0.41)%             0.50%

Balanced  Strategy
Fund...............  0.20%    0.25%          0.41%               0.86%          (0.36)%             0.50%

Moderate  Strategy
Fund...............  0.20%    0.25%          0.74%               1.19%          (0.69)%             0.50%

Conservative
Strategy Fund......  0.20%    0.25%          2.30%               2.75%          (2.25)%             0.50%

Class E Shares
Equity  Aggressive
Strategy Fund......  0.20%    0.00%          0.42%               0.62%          (0.37)%             0.25%

Aggressive Strategy
Fund...............  0.20%    0.00%          0.46%               0.66%          (0.41)%             0.25%

Balanced Strategy
Fund...............  0.20%    0.00%          0.41%               0.61%          (0.36)%             0.25%

Moderate  Strategy
Fund...............  0.20%    0.00%          0.74%               0.94%          (0.69)%             0.25%

Conservative
Strategy Fund......  0.20%    0.00%          2.30%               2.50%          (2.25)%             0.25%


Class S Shares

Equity  Aggressive
Strategy Fund....... 0.20%    0.00%          0.17%               0.37%          (0.37%)             0.00%

Aggressive Strategy
Fund................ 0.20%    0.00%          0.21%               0.41%          (0.41%)             0.00%

Balanced  Strategy
Fund................ 0.20%    0.00%          0.16%               0.36%          (0.36%)             0.00%

Moderate  Strategy
Fund................ 0.20%    0.00%          0.49%               0.69%          (0.69%)             0.00%

Conservative
Strategy Fund....... 0.20%    0.00%          2.05%               2.25%          (2.25%)             0.00%



* Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on the Class C and Class D Shares of the Funds rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C or Class D Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

** The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables. For purposes of this table, Other Expenses for Classes C, D and E includes a shareholder services fee of up to 0.25% of average daily net assets. Annual operating expenses for Class C and Class S Shares are based on average net assets expected to be invested during the year ending December 31, 1999. During the course of this period, expenses may be more or less than the amount shown. Other Expenses have been restated to reflect changes to the Funds' Transfer and Dividend Disbursing Agency Agreement, which became effective June 8, 1998. Prior to December 1, 1998, FRIMCo provided advisory and administrative services to the Funds pursuant to a single Management Agreement for which each Fund paid a single fee. Since then, FRIMCo's advisory and administrative services have been provided under a separate advisory agreement and administrative agreement which provide for the fees reflected in the table.

# FRIMCo has contractually agreed to waive, at least through November 30, 2000, its aggregate 0.25% combined advisory and administrative fees. Certain LifePoints Funds operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

+ If you purchase any class of Shares of a LifePoints Fund through a Financial Intermediary, such as a bank or an investment adviser, may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your financial intermediary for information concerning what additional fees, if any, will be charged.

   No Lifepoints Fund will bear any operating expenses. Those operating expenses include those arising from accounting, custody, auditing, legal and transfer agent services. They do not include expenses attributable to advisory and administrative fees (which are currently waived by FRIMCo), any Rule 12b-1 distribution fee, any shareholder service fees, or any nonrecurring extraordinary expenses, which will be borne by the LifePoints Funds or their appropriate classes of shares.

   A LifePoints Fund's operating expenses are borne either by the Underlying Funds in which the LifePoints Fund invests or by FRIMCo. This arrangement is governed by Special Servicing Agreements among each of the affected Funds and FRIMCo. Those agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees.

   Shareholders in a LifePoints Fund bear indirectly the proportionate expenses of the Underlying Funds in which the LifePoints Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the LifePoints Funds may invest (based on information as of December 31, 1998). As explained at the beginning of this Prospectus, each LifePoints Fund intends to invest in some, but not all, of the Underlying Funds.

                                                         Total
   Underlying Fund Class S                               Operating
                                                         Expense
                                                         Ratios

   Diversified Equity Fund..............................   .95%
   Special Growth Fund..................................  1.20%
   Quantitative Equity Fund.............................   .94%
   International Securities Fund........................  1.30%
   Diversified Bond Fund................................   .59%
   Short Term Bond Fund.................................   .67%
   Multistrategy Bond Fund..............................   .80%
   Real Estate Securities Fund..........................  1.10%
   Emerging Markets Fund................................  1.81%

  The total direct and indirect operating expense ratios of each class of shares of each LifePoints Fund (calculated as a percentage of average net assets) are as follows:

                                     Class C  Class D  Class E  Class S
Equity Aggressive Strategy.........  2.10%    1.60%    1.35%    1.10%
Aggressive Strategy................  2.07%    1.57%    1.32%    1.07%
Balanced Strategy..................  1.96%    1.46%    1.21%    0.96%
Moderate Strategy..................  1.82%    1.32%    1.07%    0.82%
Conservative Strategy..............  1.75%    1.25%    1.00%    0.75%

   Each LifePoints Fund's total expense ratio is based on its total operating expense ratio plus a weighted average of the expense ratios of the underlying FRIC Funds in which it was invested as of December 31, 1998. These total expense ratios may be higher or lower depending on the allocation of a LifePoints Fund's assets among the underlying FRIC Funds and the actual expenses of the underlying LifePoints Funds.

  Example

   This example is intended to help you compare the cost of investing in each LifePoints Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the LifePoints Fund for the time periods indicated, and then redeem all your shars at the end of these periods. The example also assumes that your investment has a 5% return each year, and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same. The figures shown would be the same whether you sold your shares at the end of a period or kept them.

   Although your actual costs may be higher or lower, under these assumptions your costs would be:

Class C:                                   1        3       5         10
                                           Year     Years   Years     Years
Equity Aggressive Strategy Fund..........  $210     $663    $1,161    $2,641
Aggressive Strategy Fund.................   207      652     1,144     2,603
Balanced Strategy Fund...................   196      618     1,083     2,466
Moderate Strategy Fund...................   182      574     1,006     2,289
Conservative Strategy Fund...............   175      552     968       2,202


Class D:                                   1        3       5         10
                                           Year     Years   Years     Years
Equity Aggressive Strategy Fund..........  $160     $504    $883      $2,010
Aggressive Strategy Fund.................   157      495     868       1,975
Balanced Strategy Fund...................   146      460     806       1,835
Moderate Strategy Fund...................   132      417     730       1,661
Conservative Strategy Fund...............   125      394     691       1,574


Class E:                                   1        3       5         10
                                           Year     Years   Years     Years
Equity Aggressive Strategy Fund..........  $135     $426    $746      $1,697
Aggressive Strategy Fund.................   132      417     730       1,661
Balanced Strategy Fund...................   121      381     668       1,521
Moderate Strategy Fund...................   107      337     591       1,346
Conservative Strategy Fund...............   100      315     553       1,259

Class S:                                   1        3       5         10
                                           Year     Years   Years     Years
Equity Aggressive Strategy Fund..........  $110     $348   $609      $1,387
Aggressive Strategy Fund.................   107     336     589       1,340
Balanced Strategy Fund...................   96      302     530       1,206
Moderate Strategy Fund...................   82      259     453       1,032
Conservative Strategy Fund...............   75      237     415       944


                         SUMMARY COMPARISON OF THE FUNDS

   The investment objectives of the LifePoints Funds are summarized below in a chart that illustrates the degree to which each LifePoints Fund seeks to obtain capital appreciation, income, and stability of principal:

                                             Capital        Possibility
LifePoints                                   Appreciation   of
Fund                                                        Income         Fluctuation

Equity Aggressive Strategy Fund..........    High           Low            High
Aggressive Strategy Fund.................    High           Low            High
Balanced Strategy Fund...................    Moderate       Moderate       Moderate
Moderate Strategy Fund...................    Moderate       High           Moderate
Conservative Strategy Fund...............    Low            High           Low


      THE PURPOSE OF THE FUNDS--MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

   The LifePoints Funds are offered through certain bank trust departments, registered investment advisers, broker-dealers and other financial services organizations that have been selected by the LifePoints Funds' adviser or distributor (Financial Intermediaries). The LifePoints Funds offer investors the opportunity to invest in a diversified mutual fund investment allocation program and are designed to provide a means for investors to use FRIMCo's and Frank Russell Company's (Russell) "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

   Three functions form the core of Russell's consulting services:

o Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

o Asset Allocation: Allocating a client's assets among different asset classes--such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate--in a way most likely to achieve the client's objectives and desired returns.

o Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

   When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns.

   The LifePoints Funds believe investors should seek to hold fully diversified portfolios that reflect both their own individual investment time horizons and their ability to accept risk. The LifePoints Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more of the Underlying Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

   Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

   Studies have shown that no one investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

   The LifePoints Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. The Underlying Funds in which the LifePoints Funds invest combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

   By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

   The LifePoints Funds have a greater potential than most mutual funds for diversification among investment styles and money managers since the LifePoints Funds invest in shares of several Underlying Funds. The LifePoints Funds were created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

   The Funds conduct their business through a number of service providers, who act on behalf of the Funds. FRIMCo, the Funds' administrator and investment adviser, performs the Funds' day to day corporate management and oversees the Funds' money managers. Each of the Funds' money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       MANAGEMENT OF THE UNDERLYING FUNDS
                            AND THE LIFEPOINTS FUNDS

   The LifePoints Funds' investment adviser is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and manages over $14 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

   Russell, which acts as consultant to the LifePoints Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the LifePoints Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. The LifePoints Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world--in Tacoma, New York, Toronto, London, Zurich, Paris, Sydney, Auckland and Tokyo.

   Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance corporation headquartered in Milwaukee, Wisconsin. It leads the US in both individual life insurance sold annually and individual life insurance in force.

   FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them, and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets in the Underlying Funds assigned to them.

   James A. Jornlin is responsible for the day to day decisions regarding the investment and reinvestment of the LifePoints Funds within their target allocation strategy percentages. Mr. Jornlin also oversees certain other funds as described below. Mr. Jornlin has been a Senior Investment Officer of FRIMCo since April 1995. From 1991 to March 1995, Mr. Jornlin was a Senior Research Analyst with Russell.

   FRIMCo's officers and employees who oversee the money managers of the Underlying Funds are:

o Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June 1989.

o Mark D. Amberson, who has been a Portfolio Manager of FRIMCo since January 1998. From 1991 to 1997, Mr. Amberson was a Portfolio Manager in Russell's Money Market Trading Group. Mr. Amberson, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Fixed Income I, Diversified Bond, Short Term Bond, Fixed Income III, Tax Exempt Bond and Multistrategy Bond Funds.

o Randal C. Burge, who has been a Portfolio Manager of FRIMCo since June 1995. From 1990 to 1995, Mr. Burge was a Client Executive for Frank Russell Australia. Mr. Burge, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Tax Exempt Bond, Multistrategy Bond and Emerging Markets Funds.

o Jean E. Carter, who has been a Portfolio Manager of FRIMCo since April 1994. Ms. Carter, jointly with another portfolio manager listed in this section, has primary responsibility for management of the International, and International Securities Funds.

o Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998. From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates. Ms. Duncan, jointly with another portfolio manager listed in this section, has primary responsibility for management of the International and International Securities Funds.

o James M. Imhof, Manager of FRIMCo's Portfolio Trading, manages the Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

o James A. Jornlin, who has been a Senior Investment Officer of FRIMCo since April 1995. From 1991 to March 1995, Mr. Jornlin was employed as a Senior Research Analyst with Russell. Mr. Jornlin, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Tax-Managed Equity Aggressive Strategy, Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy, Emerging Markets and Real Estate Securities Funds.

o C. Nola Kulig, who has been a Portfolio Manager of FRIMCo since January 1996. From 1994 to 1995, Ms. Kulig was a member of the Alpha Strategy Group. From 1988 to 1994, Ms. Kulig was Senior Research Analyst with Russell. Ms. Kulig, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth and Equity Income Funds.

o Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January 1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research Department with Russell. Mr. Trittin, jointly with another portfolio manager listed in this section, has primary responsibility for management of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, Diversified Equity, Quantitative Equity, Special Growth, and Equity Income Funds.

   For its investment advisory and administrative services, FRIMCo receives an aggregate fee from each LifePoints Fund at the annual rate of 0.25% of the average daily net assets of each LifePoints Fund, payable to FRIMCo monthly on a pro rata basis. FRIMCo has voluntarily agreed to waive the fee to which it is entitled from each LifePoints Fund. Of this aggregate amount 0.05% is attributable to administrative services. Prior to December 1, 1998, FRIMCo provided advisory and administrative services to the LifePoints Funds pursuant to a single Management Agreement for which each LifePoints Fund paid a single fee. Since then, FRIMCo's advisory and administrative services are provided under a separate advisory agreement and an administrative agreement.

   In addition to the advisory fee payable by the LifePoints Funds, the LifePoints Funds will bear indirectly a proportionate share of operating expenses that include the advisory fees paid by the Underlying Funds in which they invest. While a shareholder of a LifePoints Fund will also bear a proportionate part of advisory fees paid by an Underlying Fund, each of the advisory fees paid is based upon the services received by the respective LifePoints Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Fund's money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses. The annual rate of the advisory fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.73%, Special Growth Fund 0.90%, Quantitative Equity Fund 0.73%, International Securities Fund 0.90%, Diversified Bond Fund 0.40%, Short Term Bond Fund 0.45%, Multistrategy Bond Fund 0.60%, Real Estate Securities Fund 0.80%, and Emerging Markets Fund 1.15%. The fees of the Underlying Funds, other than the Diversified Bond, Short Term Bond, and Multistrategy Bond Funds, may be higher than the fees charged by some mutual funds with similar objectives which use only a single money manager.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

   Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Fund's Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Underlying Funds select money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in any Underlying Fund's selection or termination of a money manager.

   Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within the Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo, nor Russell evaluate the investment merits of the money managers' individual security selections.


                  INVESTMENT OBJECTIVES, INVESTMENT STRATEGIES
                        AND RISKS OF THE UNDERLYING FUNDS

   The objective and principal strategies and risks of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Statement of Additional Information as well as in the Prospectuses of the Underlying Funds. Because the LifePoints Funds invest in the Underlying Funds, investors of the LifePoints Funds will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each LifePoints Fund allocates to the Underlying Fund pursuing such policies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


DIVERSIFIED EQUITY FUND

Investment    To  provide  income  and  capital  growth  by  investing
Objective     principally in equity securities.

Principal     The  Diversified  Equity Fund  invests  primarily  in
Investment    common  stocks  of medium  and  large  capitalization
Strategies    companies.    These   companies   are   predominately
              US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

              The Fund employs a "multi-style, multi manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles, intended to complement one another.

              o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer, and service sectors.

              o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, or cash flow. These companies are generally found among industrial, financial, and utilities sectors.

              o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

              Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

              The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally the Fund invests its liquidity reserves in one or more Frank Russell Investment Company (FRIC) money market Funds.

              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


SPECIAL GROWTH FUND

Investment    To  maximize  total  return  primarily   through  capital
Objective     appreciation and assuming a higher level of volatility than
              Diversified Equity Fund.

Principal     The Special Growth Fund invests  primarily in common
Investment    stocks of small and medium  capitalization  companies.
Strategies    These companies are predominately US-based, although
              the Fund may invest in non-US firms from time to time.

              The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

              The Fund employs a "multi-style, multi manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles, intended to complement one another:

              o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer, and service sectors.

              o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, or cash flow. These companies are generally found among industrial, financial, and utilities sectors.

              o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector.

              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

              The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally the Fund invests its liquidity reserves in one or more FRIC money market Funds.

              Up to 15% of a Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


QUANTITATIVE EQUITY FUND

Investment   To provide a total return greater than the total
Objective    return of  the US stock market (as measured by the
             Russell 1000(R) Index over a market cycle of four to six years), while maintaining volatility and diversification similar to the Index.

Principal    The Quantitative  Equity Fund invests  primarily in
Investment   common stocks  of medium  and large  capitalization
Strategies   companies,  which are predominately US-based.

              The Fund generally pursues a market-oriented style of security selection based on quantitative investment models. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects.

              The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund intends these styles to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

              Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000 Index. Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000 Index. Each money manager performs this process independently from each other money manager.

              The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion.

              The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/earnings models, earnings surprise and earnings estimate revisions models, and price momentum models.

              Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally the Fund invests its liquidity reserves in one or more FRIC money market Funds.

              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


INTERNATIONAL SECURITIES FUND

Investment    To  provide   favorable   total  return  and  additional
Objective     diversification for US investors.

Principal     The International  Securities Fund invests  primarily
Investment    in equity securities issued by companies  domiciled
Strategies    outside the United States and in depository
              receipts, which represent ownership of securities of non-US companies.

              The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

              The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

              The Fund employs a "multi-style, multi manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles, intended to complement one another:

              o Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer, and service sectors.

              o Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues, or cash flow. These companies are generally found among industrial, financial, and utilities sectors.

              o Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. This style may encompass elements of both the growth and value styles. These companies may be found in any industry sector. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

              When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

              The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund exposes these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally the Fund invests its liquidity reserves in one or more FRIC money market Funds.

              Up to 15% of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


DIVERSIFIED BOND FUND

Investment    To provide effective diversification against
Objective     equities and a stable level of cash flow by
              investing in fixed-income securities.

Principal     The Diversified Bond Fund invests  primarily in
Investment    investment grade fixed-income securities. In
Strategies    particular,  the Fund holds debt securities issued or
              guaranteed by the US  government  or, to a lesser extent by non-US
              governments,    or    by    their    respective    agencies    and
              instrumentalities.   It  also  holds  mortgage-backed  securities,
              including  collateralized  mortgage  obligations.  The  Fund  also
              invests  in  corporate  debt  securities  and   dollar-denominated
              obligations  issued  in the US by non-US  banks  and  corporations
              (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time the Fund may invest in municipal debt obligations.

              The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of December 31, 1998, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

              The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. In seeking investments that will produce cash flow, the Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

              The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts, and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

              The Fund may enter into interest rate futures contracts, options on such futures contracts, and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy, but not for leverage purposes.

              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


SHORT TERM BOND FUND

Investment    The  preservation  of capital and the  generation  of
Objective     current  income   consistent  with   preservation  of
              capital  by  investing   primarily  in   fixed-income
              securities with low-volatility characteristics.

Principal     The  Short  Term  Bond  Fund  invests   primarily  in
Investment    fixed-income  securities.  In  particular,  the  Fund
Strategies    holds debt securities  issued or guaranteed by the US
              government  or, to a lesser  extent by non-US  governments,  or by their  respective  agencies and  instrumentalities.  It also holds
              mortgage-backed  securities,   including  collateralized  mortgage
              obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time the Fund may invest in municipal debt obligations.

              The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality.

              The average weighted duration of the Fund's portfolio typically ranges within 15% of the average weighted duration of the Merrill Lynch 1-2.99 Years Treasury Index, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

              The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

              The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts, and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

              The Fund may enter into interest rate futures contracts, options on such futures contracts, and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy, but not for leverage purposes.

              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


MULTISTRATEGY BOND FUND

Investment    To provide maximum total return,  primarily through
Objective     capital appreciation and by assuming a higher level
              of volatility than is ordinarily expected from broad fixed-income market portfolios.

Principal     The  Multistrategy  Bond Fund  invests  primarily  in
Investment    fixed-income  securities.  In  particular,  the  Fund
Strategies    holds debt securities  issued or guaranteed by the US
              government  or, to a lesser  extent by non-US  governments,  or by their  respective  agencies and  instrumentalities.  It also holds
              mortgage-backed  securities,   including  collateralized  mortgage
              obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time the Fund may invest in municipal debt obligations.

              The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by a Fund money manager to be of comparable quality.

              The average weighted duration of the Fund's portfolio typically ranges within 10% of the average weighted duration of the Lehman Brothers Aggregate Bond Index, which was 4.5 years as of Deceember 31, 1998, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

              The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes, as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

              The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts, and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

              The Fund may enter into interest rate futures contracts, options on such futures contracts, and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.

              The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


REAL ESTATE SECURITIES FUND

Investment   To generate a high level of total  return  through
Objective    above average current income, while maintaining the
             potential for capital appreciation.

Principal    The Fund seeks to achieve its  objective by
Investment   concentrating its  investments  in equity  securities
Strategies   of issuers  whose value is derived primarily from
             development,   management   and  market   pricing  of
             underlying real estate properties.

             The Fund invests primarily in securities of companies that own and/or manage properties, known as real estate investment trusts (REITs). REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. These companies are predominately US-based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

             The Fund employs a "multi-style, multi manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund intends these investment styles to complement one another.

             When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings, and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

             The Fund intends to be fully invested at all times. Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets by investing in stock index futures contracts. This causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund invests its liquidity reserves in one or more FRIC money market Funds.

             Up to 15% of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash of US government debt obligations as collateral.


EMERGING MARKETS FUND

Investment   To provide maximum total return,  primarily through
Objective    capital appreciation and by assuming a higher level
             of volatility  than is ordinarily  expected from developed  market
             international   portfolios,   by  investing  primarily  in  equity
             securities.

Principal    The Emerging Markets Fund will primarily  invest in
Investment   equity securities of companies that are located in
Strategies   countries with emerging markets or that derive a
             majority of their  revenues  from  operations  in such  countries.
             These  companies are referred to as "Emerging  Market  Companies."
             For purposes of the Fund's operations, an "emerging market" country is a country having an economy and market that the World
             Bank or the United Nations  consider to be emerging or developing.
             These countries generally include every country in the world except the United States, Canada, Japan, Australia, and most countries located in Western Europe.

             The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

             The Fund invests in common stocks of Emerging Market Companies and in depository receipts, which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the United States.

             Some emerging markets countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries.

             The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund intends these styles to complement one another. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments (e.g., capitalization size, growth and profitability measures, valuation ratios, economic sector weightings, and earnings and price volatility statistics). The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

             The Fund may enter into repurchase agreements. Under those agreements a bank or broker dealer sells securities to the Fund, and agrees to repurchase the securities at the Fund's cost plus interest, ordinarily on the next business day.

             The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.

             Up to 15% of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). Additionally, the Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. A Fund will receive either cash or US government debt obligations as collateral.

             Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

                                 PRINCIPAL RISKS

   The following table describes principal types of risks the LifePoints Funds are subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying and LifePoints Funds most likely to be affected by the risk. Other Underlying and LifePoints Funds that are not listed may be subject to one or more of the risks, based on the allocation of assets among the Underlying Funds, but will not do so in a way that is expected to principally affect the performance of the LifePoints or Underlying Fund as a whole. Please refer to the LifePoints Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and investment practices employed.

                                                                                    Relevant
Risk Associated With:      Description                                              Fund
Multi-manager approach     The investment styles employed by a Fund's               All Funds
                           money managers may not be complementary.
                           The interplay of the various strategies                  (Underlying Funds: All
                           employed by a Fund's multiple money                      Funds)
                           managers may result in the Fund's holding a
                           concentration of certain types of securities.
                           This concentration may be beneficial or
                           detrimental to the Fund's performance
                           depending upon the performance
                           of those securities and the overall economic
                           environment. The multiple manager approach
                           could result in a high level of portfolio
                           turnover, resulting in higher Fund brokerage
                           expenses and increased tax liability from the
                           Fund's realization of capital gains.

Equity securities          The value of equity securities will rise and fall        Equity Aggressive Strategy
                           in response to the activities of the company             Aggressive Strategy
                           that issued the stock, general market                    Balanced Strategy
                           conditions, and/or economic conditions.                  Moderate Strategy

                                                                                    (Underlying Funds:
                                                                                    Diversified Equity
                                                                                    Special Growth
                                                                                    Quantitative Equity
                                                                                    International Securities
                                                                                    Real Estate Securities
                                                                                    Emerging Markets)

Value Stocks               Investments in value stocks are subject to risks         Equity Aggressive Strategy
                           that (i) their intrinsic values may never be             Aggressive Strategy
                           realized by the market or (ii) such stock may            Balanced Strategy
                           turn out not to have been undervalued.                   Moderate Strategy

                                                                                    (Underlying Funds:
                                                                                    Diversified Equity
                                                                                    Special Growth
                                                                                    Quantitative Equity
                                                                                    International Securities)

Growth  Stocks             Growth  company  stocks  may  provide                    (Underlying Funds:
                           minimal Equity Aggressive Strategy dividends that can    Diversified Equity
                           cushion stock prices in a market Aggressive  Strategy    Special Growth
                           decline.  The  value of  growth  company  stocks  may    International Securities)
                           Balanced Strategy rise and fall  dramatically  based,
                           in part, on Moderate Strategy investors'  perceptions
                           of the company rather than on fundamental analysis of
                           the stocks.


Market-Oriented            Market-oriented investments are generally subject        Equity Aggressive Strategy
Investments                to the risks associated with growth and value            Aggressive Strategy
                           stocks.                                                  Balanced Strategy
                                                                                    Moderate Strategy

                                                                                    (Underlying Funds:
                                                                                    Diversified Equity
                                                                                    Special Growth
                                                                                    Quantitative Equity
                                                                                    International Securities)


Securities of              Investments in smaller companies may involve             Equity Aggressive Strategy
small                      greater risks because these companies generally          Aggressive Strategy
capitalization             have a limited track record. Smaller companies           Balanced Strategy
companies                  often have narrower markets and more limited             Moderate Strategy
                           managerial and financial resources than larger,
                           more established companies. As a result, their           (Underlying Fund: Special
                           performance can be more volatile, which could            Growth)
                           increase the volatility of a Fund's portfolio.


Fixed-income securities    Prices of fixed-income securities rise and fall in       Balanced Strategy
                           response to interest rate changes. Generally, when       Moderate Strategy
                           interest rates rise, prices of fixed-income securities   Conservative Strategy
                           fall. The longer the duration of the security, the
                           more sensitive the security is to this risk. A 1%        (Underlying Funds:
                           increase in interest rates would reduce the value of     Diversified Bond
                           a $100 note by approximately one dollar if it had a      Multistrategy Bond
                           one year duration, but would reduce its value by         Short Term Bond)
                           approximately fifteen dollars if it had a 15 year
                           duration. There is also a risk that one or more of
                           the securities will be downgraded in credit rating or
                           go into default. Lower-rated bonds generally have
                           higher credit risks.


Non-investment grade       Although  lower  rated  debt  securities  generally      Aggressive  Strategy
fixed-income               offer a higher yield than higher rated debt              Balanced Strategy
securities                 securities,  they involve higher risks.
                           They are especially subject to:                          (Underlying Funds:
                           o    adverse changes in general economic                 Multistrategy Bond
                           conditions and in the industries in which their          Short Term Bond)
                           issuers are engaged,
                           o    changes in the financial condition of their
                           issuers, and
                           o    price fluctuations in response to changes in
                           interest rates.

                           As a result, issuers of lower rated debt securities are more likely than other issuers to miss principal and interest payments or to default.


International securities   A Fund's return and net asset value may be               Equity Aggressive Strategy
                           significantly affected by political or economic          Aggressive Strategy
                           conditions and regulatory requirements in a              Balanced Strategy
                           particular country. Foreign markets, economies
                           and political systems may be less stable than US         (Underlying Funds:
                           markets, and changes in exchange rates of                International Securities
                           foreign currencies can affect the value of a             Multistrategy Bond
                           Fund's foreign assets. Foreign laws and                  Emerging Markets
                           accounting standards typically are not as strict as      Short Term Bond)
                           they are in the US and there may be less public
                           information available about foreign companies.
                           A Fund's foreign debt securities are typically
                           obligations of sovereign governments. These
                           securities are particularly subject to a risk of
                           default from political instability.

Non-U.S. debt              A Fund's foreign debt securities are typically           Aggressive Strategy
securities                 obligations of sovereign governments. These              Balanced Strategy
                           securities are particularly subject to a risk of
                           default from political instability.                      (Underlying Funds:
                                                                                    Multistrategy Bond
                                                                                    Short Term Bond)


Emerging market            Investments in emerging or developing markets            (Underlying Fund:
Countries                  involve exposure to economic structures that are         Emerging Markets)
                           generally  less diverse and mature,  and to political
                           systems which have less  stability than those of more
                           developed  countries.  Emerging market securities are
                           subject to  currency  transfer  restrictions  and may
                           experience   delays  and  disruptions  in  securities
                           settlement procedures.

Instruments of US          Non-US  corporations  and banks issuing dollar            Balanced Strategy
and foreign denominated    instruments in the US are not                             Moderate Strategy
banks                      necessarily  subject to the same regulatory               Conservative Strategy
and branches and           requirements that apply to US corporations and
                           foreign corporations, banks, such as accounting,
                           auditing and                                              (Underlying Funds:
                           including Yankee recordkeeping  standards, the public
                           availability of                                           Diversified Bond
                           information   and,  for  banks,   reserve
                           requirements,                                             Multistrategy Bond
                           loan limitations, and examinations. This increases        Short  Term  Bond)
                           the  possibility  that a non-US
                           corporation  or  bank  may  become   insolvent  or
                           otherwise  unable to fulfill  its  obligations  on
                           these instruments.

Derivatives (e.g. futures  If a Fund incorrectly forecasts interest rates in using  Balanced Strategy
contracts, options on      derivatives, the Fund could lose money. Price            Moderate Strategy
futures, interest rate     movements of a futures contract, option or               Conservative Strategy
swaps)                     structured note may not be identical to price
                           movements of portfolio securities or a securities        (Underlying Funds:
                           index resulting in the risk that, when a Fund buys a     Diversified Bond
                           futures contract or option as a hedge, the hedge may     Multistrategy Bond
                           not be completely effective.                             Short Term Bond)

Real estate securities     Just as real estate values go up and down,               (Underlying Fund:
                           companies involved in the industry, and in which a       Real Estate Securities)
                           Fund invests, also fluctuate. Such a Fund is subject
                           to the risks associated with direct ownership of real
                           estate. Additional risks include declines in the value
                           of real estate, changes in general and local
                           economic conditions, increases in property taxes
                           and changes in tax laws and interest rates. The
                           value of securities of companies that service the real
                           estate industry may also be affected by such risks.

o REITs                    REITs may be affected by changes in the value of         (Underlying Fund:
                           the underlying properties owned by the REITs and         Real Estate Securities)
                           by the quality of any credit extended. Moreover, the
                           underlying portfolios of REITs may not be
                           diversified, and therefore are subject to the risk of
                           financing a single or a limited number of projects.
                           REITs are also dependent upon management skills
                           and are subject to heavy cash flow dependency,
                           defaults by borrowers, self-liquidation and the
                           possibility of failing either to qualify for tax-free
                           pass through of income under federal tax laws or to
                           maintain their exemption from certain Federal
                           securities laws.

Municipal Obligations      Municipal obligations are affected by economic,                Balanced Strategy
                           business or political developments. These securities           Moderate Strategy
                           may be subject to provisions of litigation,                    Conservative Strategy
                           bankruptcy and other laws affecting the rights and
                           remedies of creditors, or may become subject to                (Underlying Funds:
                           future laws extending the time for payment of                  Diversified Bond
                           principal and/or interest, or limiting the rights of           Multistrategy Bond
                           municipalities to levy taxes.                                  Short Term Bond)

Exposing Liquidity         By exposing its liquidity reserves to the equity
Reserves to Equity         market, a Fund's performance tends to correlate                All Funds
Markets                    more closely to the performance of the market as
                           a whole. Although this increases a Fund's                      (Underlying Funds:
                           performance if equity markets rise, it reduces a               Diversified Equity
                           Fund's performance if equity markets decline.                  Special Growth
                                                                                          Quantitative Equity
                                                                                          International Securities
                                                                                          Real Estate Securities)

Securities Lending         If a borrower of a Fund's securities fails                     (Underlying Funds:
                           financially, the Fund's recovery of the loaned                 All Funds)
                           securities may be delayed or the Fund may lose its
                           rights to the collateral.

Year 2000
o Year 2000 and            The Funds' operations depend on the smooth                     All LifePoints Funds
  Fund operations          functioning of their service providers' computer
                           systems. The Funds and their shareholders could                (Underlying Funds:
                           be adversely affected if those computer systems do             All Funds)
                           not  properly  process  and  calculate   date-related
                           information  on  or  after  January  1,  2000.   Many
                           computer   software   systems  in  use  today  cannot
                           distinguish  between the year 2000 and the year 1900.
                           Although year  2000-related  computer  problems could
                           have  a  negative  effect  on  the  Funds  and  their
                           shareholders,   the  Funds'  service  providers  have
                           advised the Funds that they are working to avoid such
                           problems.  Because  it is  the  obligation  of  those
                           service providers to ensure the proper functioning of
                           their  computer  systems,  the Funds do not expect to
                           incur any material  expense in  connection  with year
                           2000 preparations.


o Year 2000 and Fund      The Funds and their shareholders could be                       All Funds
  portfolio investments   adversely affected if the com puter systems of the
                          issuers in which the Funds invest or those of the               (Underlying Funds:
                          service providers they depend upon, do not                      All Funds)
                          properly process and calculate date-related
                          information on or after January 1, 2000. If such
                          an event occurred, the value of those issuer's
                          securities could be reduced.

o Year 2000 and Fund      A Fund that invests significantly in non-US                     All Funds
  portfolio investments   issuers may be exposed to a higher degree of risk
  in non-U.S. issuers     from Year 2000 issues than other Funds. It is                  (Underlying Funds:
                          generally  believed that non-US  governments  and
                          International   Securities,   issuers   are  less
                          prepared for Year 2000 related Emerging  Markets)
                          contingencies  than  the US  government  and  US-
                          based  issuers,  which  could  result  in a  more
                          significant   diminution   in  value  of   non-US
                          issuer's securities on or after January 1, 2000.

                           DIVIDENDS AND DISTRIBUTIONS

Income Dividends

   Each LifePoints Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed--all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income and net short-term capital gains, if any, for each LifePoints Fund on a quarterly basis, with payment being made in April, July, October and December.

Capital Gains Distributions

   The Board annually intends to declare capital gains distributions through October 31 (excess of capital gains over capital losses), generally in mid-December. To meet certain legal requirements, a LifePoints Fund may declare a special year-end dividend and capital gains distributions during October, November or December to shareholders of record in that month. These latter distributions are deemed to have been paid by a LifePoints Fund and received by you on December 31 of the prior year, provided that the LifePoints Fund pays them by January 31. Capital gains realized during November and December will be distributed to you generally during February of the following year.

   In addition, the LifePoints Funds receive capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the LifePoints Funds may generate capital gains through rebalancing the portfolios to meet the LifePoints Funds' allocation percentages.

Buying a Dividend

   If you purchase shares just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a LifePoints Fund, regardless of whether you reinvested the dividends.

Automatic Reinvestment

   Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional shares of the appropriate LifePoints Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the LifePoints Funds' Transfer Agent, at Operations Department, P.O. Box 1591, Tacoma, WA 98401.

                                      TAXES

   In general, distributions from a LifePoints Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of the LifePoints Fund or receive them in cash. Any capital gains distributed by a LifePoints Fund are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions taxed as capital gains may be taxable at different rates depending on how long a LifePoints Fund holds its assets.

   When you sell or exchange your shares of a LifePoints Fund, you may have a capital gain or loss. The tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

   LifePoints Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding shares of a LifePoints Fund.

   Any foreign taxes paid by an Underlying Fund on its investments may be passed through to its shareholders as foreign tax credits.

   By law, a LifePoints Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the LifePoints Fund to do so.

   The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a LifePoints Fund.

   Additional information on these and other tax matters relating to the LifePoints Funds and their shareholders is included in the section entitled "Taxes" in the SAI.

                        HOW NET ASSET VALUE IS DETERMINED

Net Asset Value Per Share

   The net asset value per share is calculated for shares of each Class of each LifePoints Fund on each business day on which shares are offered or redemption orders are tendered. For all LifePoints Funds, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays. All Underlying Funds and LifePoints Funds determine net asset value as of the close of the NYSE (currently 4:00 p.m. Eastern Time). The determination is made by appraising each LifePoints Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).

Valuation of Portfolio Securities

   Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold shares in a LifePoints Fund that invests in an Underlying Fund, such as the International Securities Fund, and that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that both the Underlying and LifePoints Fund's shares may change on a day when you will not be able to purchase or redeem LifePoints Fund shares. This is because the value of those portfolio securities may change on weekends or other days when the LifePoints Fund does not price its shares.


                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

   The LifePoints Funds offer multiple classes of shares: Class C Shares, Class D Shares, Class E Shares and Class S Shares.

     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the LifePoints Funds' shareholder servicing plan. Under distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Class C Shares pay shareholder servicing fees of 0.25% annually for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the LifePoints Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class D Shares participate in the Funds' Rule 12b-1 distribution plan and in the LifePoints Funds' shareholder servicing plan. Under distribution plan, the Class D shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder servicing plan, the Class D Shares pay shareholder servicing fees of 0.25% annually for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of a Class D share investment in the LifePoints Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Class E Shares pay daily fees equal to 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the LifePoints Funds.

     Class S Shares do not participate in either the Funds'distribution plan or the Funds' shareholder services plan.

                             HOW TO PURCHASE SHARES

   LifePoints Funds are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4, (800-787-7354) for assistance in contacting an investment professional near you.

   There is no minimum investment in Class C, Class E or Class S Shares of the LifePoints Funds. The initial minimum aggregate investment in the Class D Shares of any combination of the LifePoints Funds is $5 million. FRIMCo, on behalf of each LifePoints Fund, reserves the right to change, as to any LifePoints Fund or any class thereof, the categories of investors eligible to purchase shares of that LifePoints Fund or class. You may be eligible to purchase shares of the Class D Shares of the LifePoints Funds if you do not meet the required initial minimum investment. FRIMCo at its discretion may waive the initial minimum investment for some employee benefit plans and other plans or if the requirements are met for a combined purchase privilege, cumulative quantity discount or statement of intention. You should consult your Financial Intermediary for details. Trustees, officers, employees, and certain third-party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

   Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation with respect to Class C, Class D and Class E Shares of the Funds, and may receive distribution compensation with respect to Class C and Class D shares.

Paying for Shares

   You may purchase shares of the LifePoints Funds through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per share calculated after the LifePoints Funds' receive your order in proper form (defined in the "Written Instructions" section), and accept the order.

   All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The LifePoints Funds reserve the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. You will be responsible for any resulting loss to the Funds. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.

Offering Dates and Times

   Orders must be received by the LifePoints Funds prior to the close of the NYSE (currently 4:00 p.m. Eastern Time). Purchases can be made on any day when LifePoints Fund shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.

Order and Payment Procedures

   Generally, you must place purchase orders for LifePoints Fund shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed Application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

By Mail

   For new accounts, please mail the completed Application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to the LifePoints Funds' Transfer Agent. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Third party checks will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

By Federal Funds Wire

   You can pay for orders by wiring federal funds to the LifePoints Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

By Automated Clearing House ("ACH")

   You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.

Automated Investment Program

   You can make regular investments (minimum $50) in LifePoints Funds in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each LifePoints Fund in which you purchase shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.

Three Day Settlement Program

   The LifePoints Funds will accept orders through Financial Intermediaries to purchase shares of the LifePoints Funds for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the program and agreed in writing to indemnify the LifePoints Funds against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE

By Mail or Telephone

   Through your Financial Intermediary, you may exchange Class C, Class D, Class E or Class S Shares of any LifePoints Fund you own for shares of any other LifePoints Fund offered by this Prospectus on the basis of the current net asset value per share at the time of the exchange. Shares of a LifePoints Fund offered by this Prospectus may only be exchanged for shares of a Fund offered by FRIC through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other Funds, contact your Financial Intermediary.

   Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing to your Financial Intermediary.

   An exchange involves the redemption of shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. The LifePoints Fund shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Funds received the exchange request in good order.

In-Kind Exchange of Securities

   FRIMCo, in its capacity as the LifePoints Funds' investment advisor, may, at its discretion, permit you to acquire LifePoints Fund shares in exchange for securities you currently own. Any securities exchanged must: meet the investment objective, policies and limitations of the applicable LifePoints Fund, have a readily ascertainable market value, be liquid and not be subject to restrictions on resale, and have a market value, plus any cash, equal to at least $100,000.

   Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss for federal income tax purposes on the exchange. If you are contemplating an in-kind exchange you should consult your tax adviser.

   The basis of the exchange will depend upon the relative net asset value of the LifePoints Fund shares purchased and securities exchanged. Securities accepted by a LifePoints Fund will be valued in the same way the LifePoints Fund values its assets. Any interest earned on the securities following their delivery to the LifePoints Funds and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the LifePoints Fund, along with the securities. Please contact your Financial Intermediary for further information.

                              HOW TO REDEEM SHARES

   Shares of the LifePoints Funds may be redeemed through your Financial Intermediary on any business day the LifePoints Funds are open at the next net asset value per share calculated after the Funds' Transfer Agent receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

Redemption Dates and Times

   Redemption requests must be placed through a Financial Intermediary and received by the LifePoints Funds prior to the close of the NYSE (currently 4:00 p.m. Eastern Time). Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when LifePoints Fund shares are offered, or through the Systematic Withdrawal Program.

By Mail or Telephone

   You may redeem your shares by calling or writing to your Financial Intermediary. Written requests to sell shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.

Systematic Withdrawal Program

   The LifePoints Funds offer a systematic withdrawal program which allows you to redeem your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your shares under a systematic withdrawal program, it is a taxable transaction.

   You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.

Accounts in Street Name

   Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold LifePoints Fund shares through a brokerage account, employee benefit plan or bank trust fund, the LifePoints Funds may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your LifePoints Fund shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your LifePoints Fund shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS

By Check

   When you redeem your shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the LifePoints Funds receive a redemption request in proper form.

By Wire

   If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the LifePoints Funds receive your redemption request. The LifePoints Funds may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.


                              WRITTEN INSTRUCTIONS

   Proper Form: Written instructions must be in proper form. They must include:

      A description  of the request
      The name of the Fund(s)
      The class of shares, if applicable
      The account number(s)
      The  amount  of money or number of  shares  being  purchased,  exchanged, transferred or redeemed
      The name(s) on the account(s)
      The  signature(s) of all registered  account owners
      For exchanges, the name of the Fund you are exchanging into Your daytime telephone number

Signature Requirements Based on Account Type

  Account Type         Requirements for Written Requests
  Individual, Joint    Written  instructions must be signed by each
  Tenants, Tenants     shareholder,  exactly as the names appear in
  in Common            the account registration.

  UGMA or UTMA         Written  instructions  must be signed by the
  (custodial           custodian in his/her  capacity as it appears
  accounts for minors) in the account registration.

  Corporation,         Written   instructions  must  be  signed  by
  Association          authorized   person(s),    stating   his/her
                       capacity as indicated by the corporate resolution to act on the account. A copy of the corporate resolution, certified within the past 90 days, authorizing the signer to act.

  Estate, Trust,       Written  instructions  must be signed by all
  Pension, Profit      trustees.  If the  name  of  the  trustee(s)
  Sharing              Plan does not appear in the account registration,  please
                       provide a copy of the trust document certified within the last 60 days.

  Joint tenancy        Written  instructions  must by signed by the
  shareholders whose   surviving  tenant(s).  A  certified  copy of
  co-tenants           are the death  certificate  must  accompany  the
  deceased             request.

Signature Guarantee

   The LifePoints Funds reserve the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.

                                ACCOUNT POLICIES

Third Party Transactions

   If you purchase LifePoints Fund shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

Redemption In-Kind

   A Fund may pay for any portion of the redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges.


                              FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the LifePoints Fund's financial performance for the past 5 years (or, if a
LifePoints Fund or Class has not been in operation for 5 years, since the beginning of operations for that LifePoints Fund or Class). Certain information reflects financial results for a single LifePoints Fund share throughout each year or period ended December 31 and for the six months ended June 30, 1999. The total returns in the table represent how much your investment in the LifePoints Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information, except the six months ended June 30, 1999 data, has been audited by PricewaterhouseCoopers LLP, whose report, along with the LifePoints Fund's financial statements, are included in the Funds' annual report, which is available upon request. The Funds' semi-annual report for the period ended June 30, 1999 is also available upon request. The information in the tables below represents the financial highlights for each of the LifePoints Fund's Class D and Class E Shares, respectively, for the periods shown. No Class S Shares were issued during the periods shown and no Class C Shares were issued during the period ended December 31, 1998.


Equity Aggressive Strategy Fund+--Class C
                                                            1999*

Net Asset Value Beginning of Period......................   $9.80
                                                             -----
Income From Investment Operations:
   Net investment income (c)..............................    .02
   Net realized and unrealized gain (loss) on investments.    .95
                                                             -----
      Total Income From Investment Operations.............    .97
                                                             -----

Less Distributions:
   Net investment income..................................    (.06)
   Net realized gain on investments.......................    (.13)
                                                             -----
      Total Distributions.................................    (.19)
                                                             -----
Net Asset Value, End of Period............................  $10.58
                                                             -----

Total Return (%)(a).......................................   10.07
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted)...............   2,069
   Ratios to average net assets (%):
     Operating expenses, net (b)(c).......................    1.00
     Operating expenses, gross ...........................      --
     Net investment income (c)............................     .59
   Portfolio turnover rate (%)(b).........................   108.61

+    Prior to May 1, 1999, this Fund was known as the Equity  Balanced  Strategy
     Fund.
*    For the period  February 11, 1999  (commencement  of sale) to June 30, 1999
     (unaudited).
(a)  Periods  less  than one year are not  annualized.
(b)  The ratios for the period ended June 30, 1999 are  annualized.
(c)  Average month-end shares outstanding were used for this calculation.
(d) The ratio for the period ended June 30, 1999 is not meaningful due to the Class' short period of operation.

Equity Aggressive Strategy Fund+--Class D
                                                     1999*       1998**

Net Asset Value Beginning of Period................  $9.81       $9.92
                                                      -----       -----
Income From Investment Operations:
   Net investment income (c).......................    .09         .01
   Net  realized  and   unrealized   gain  (loss)
     on investments................................    .88         .10
                                                     -----       -----
  Total Income From Investment Operations..........    .97         .11
                                                     -----       -----

Less Distributions:
   Net investment income...........................   (.06)       (.17)
   Net realized gain on investments................   (.13)       (.05)
                                                     -----       -----
      Total Distributions..........................   (.19)       (.22)
                                                     -----       -----
Net Asset Value, End of Period..................... $10.59       $9.81
                                                     -----       -----

Total Return (%)(a)................................  10.07        1.17
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted)........  5,350       4,923
   Ratios to average net assets (%)(b):
     Operating expenses, net.......................    .50         .50
     Operating expenses, gross.....................    .87         .89
     Net investment income.........................   1.74         .01
   Portfolio turnover rate (%)(b).................. 108.61       73.95


+    Prior to May 1, 1999, this Fund was known as the Equity  Balanced  Strategy
     Fund.
*    For the six months ended June 30, 1999 (unaudited).
** For the period March 24, 1998 (commencement of operations) to December 31, 1998.

(a)  Periods less than one year are not annualized.
(b)  Annualized.
(c)  Average month-end shares outstanding were used for this calculation.


Equity Aggressive Strategy Fund+--Class E
                                                       1999*      1998      1997**

Net Asset Value, Beginning of Period................   $9.80       $8.83    $10.00
                                                        -----      -----     ----
Income From Investment Operations:
   Net investment income (d).......................      .10         .03      .09
   Net realized  and   unrealized   gain
          (loss)  on investments...................      .89        1.18     (.33)
                                                        -----      -----     -----
      Total Income From Investment Operations......      .99        1.21     (.24)
                                                        -----      -----     ----

Less Distributions:
   Net investment income...........................    (.06)        (.19)    (.33)
   Net realized gain on investments................    (.13)        (.05)    (.60)
                                                        -----      -----     ----
      Total Distributions............................. (.19)        (.24)    (.93)
                                                        -----      -----     ----
Net Asset Value, End of Period........................ $10.60      $9.80     $8.83
                                                        -----      -----     ----

Total Return (%)(a)................................... 10.35       13.75    (2.42)
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted)........... 165,271     91,459   2,985
   Ratios of average net assets (%):
     Operating expenses, net (b)...................... .25         .25      .25
     Operating expenses, gross ....................... .63         .62      3.58
     Net investment income (c)........................  1.95       .28      .45
   Portfolio turnover rate (%)(b).....................  108.61     73.95    48.30

+    Prior to May 1, 1999, this Fund was known as the Equity  Balanced  Strategy
     Fund.

*    For the six months ended June 30, 1999 (unaudited).
** For the period September 30, 1997 (commencement of operations) to December 31, 1997.

(a)  Periods  less  than one year are not  annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c) The ratio for the period ended December 31, 1997 has not been annualized due to the Class' short period of operation.
(d) For the periods subsequent to December 31, 1998, average month-end shares outstanding were used for this calculation.

Aggressive Strategy Fund--Class C
                                                            1999*

Net Asset Value Beginning of Period......................   $10.11

Income From Investment Operations:
   Net investment income (c).............................      .01
   Net realized and unrealized gain (loss) on investments.     .56

      Total Income From Investment Operations............      .57

Less Distributions:
   Net investment income.................................     (.05)
   Net realized gain on investments......................     (.15)

      Total Distributions................................     (.20)

Net Asset Value, End of Period...........................   $10.48

Total Return (%)(a)......................................     5.81
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted)..............    2,896
   Ratios to average net assets (%):
     Operating expenses, net (b).........................     1.00
     Operating expenses, gross (d).......................       --
     Net investment income...............................      .50
   Portfolio turnover rate (%)(b)........................   116.46

* For the period January 29, 1999 (commencement of sale) to June 30, 1999 (unaudited).

(a)  Periods less than one year are not annualized.
(b)  Annualized.
(c)  Average month-end shares  outstanding were used for this  calculation.
(d) The ratio for the period ending June 30, 1999 is not meaningful due to the Class' short period of operations.


Aggressive Strategy Fund--Class D
                                                            1999*     1998**

Net Asset Value Beginning of Period..................       $9.95     $10.09

Income From Investment Operations:
   Net investment income (c).........................         .09        .13
   Net  realized  and   unrealized   gain  (loss)
     on investments..................................        (.67)      (.05)

      Total Income From Investment Operations........         .76        .08

Less Distributions:
   Net investment income.............................        (.05)      (.21)
   Net realized gain on investments..................        (.15)      (.01)

      Total Distributions............................        (.20)      (.22)

Net Asset Value, End of Period.......................       $10.51     $9.95

Total Return (%)(a)..................................        7.81        .96
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted)..........        3,589     3,649
   Ratios to average net assets (%)(b):
     Operating expenses, net.........................          .50       .50
     Operating expenses, gross.......................          .91       .93
     Net investment income...........................         1.77      1.74
   Portfolio turnover rate (%)(b)....................       116.46     93.08

*    For the six months ended June 30, 1999 (unaudited).
** For the period March 24, 1998 (commencement of operations) to December 31, 1998.

(a)  Periods less than one year are not annualized.
(b)  Annualized.
(c)  For  the  period  ended  December  31,  1998,   average   month-end  shares
     outstanding were used for this calculation.

Aggressive Strategy Fund--Class E
                                                       1999*     1998      1997**
                                                       -----     -----     -----

Net Asset Value, Beginning of Period................   $9.94     $9.14     $10.00
                                                       -----     -----     -----

Income From Investment Operations:
   Net investment income (d)........................    .09       .19        .10
   Net  realized  and  unrealized   gain  (loss)  on
     investments....................................    .69       .87       (.11)
                                                       -----     -----     -----
        Total Income From Investment Operations.....    .78      1.06       (.01)
                                                       -----     -----     -----

Less Distributions:
   Net investment income............................   (.06)     (.25)      (.31)
   Net realized gain on investments.................   (.15)     (.01)      (.54)
                                                       -----     -----     -----
        Total Distributions........................... (.21)     (.26)      (.85)
                                                       -----     -----     -----

Net Asset Value, End of Period......................   $10.51    $9.94     $9.14

Total Return (%)(a).................................     7.99    11.69      (.19)
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted).........   120,641   62,188    5,307
   Ratios of average net assets (%)(b):
     Operating expenses, net........................   .25       .25       .25
     Operating expenses, gross .....................   .67       .66       2.88
     Net investment income (c)......................   1.79      1.88      .97
   Portfolio turnover rate (%)(b)...................   116.46    93.08     56.88


*    For the six  months  ended  June 30,  1999  (unaudited).
** For the period September 16, 1997 (commencement of operations) to December 31, 1997.

(a)  Periods  less  than one year are not  annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c) The ratio for the period ended December 31, 1997 has not been annualized due to the Class' short period of operation.
(d) For the period ended December 31, 1998, average month-end shares outstanding were used for this calculation.


Balanced Strategy Fund--Class C
                                                                   1999*
Net Asset Value Beginning of Period.......................       $10.26
                                                                  -----

Income From Investment Operations:
   Net investment income (c)..............................          .03
   Net realized and unrealized gain (loss) on investments.          .31
                                                                  -----
      Total Income From Investment Operations.............          .34
                                                                  -----

Less Distributions:
   Net investment income..................................         (.08)
   Net realized gain on investments.......................         (.12)
                                                                  -----
      Total Distributions.................................         (.20)
                                                                  -----
Net Asset Value, End of Period............................       $10.40
                                                                  -----

Total Return (%)(a).......................................        3.41
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted)...............        6,393
   Ratios to average net assets (%):
     Operating expenses, net (b)..........................        1.00
     Operating expenses, gross (d)........................        --
     Net investment income................................        1.17
   Portfolio turnover rate (%)(b).........................       97.31


* For the period January 29, 1999 (commencement of sale) to June 30, 1999 (unaudited).

(a)  Periods  less  than  one year  are not  annualized.
(b)  Annualized.
(c)  Average month-end shares  outstanding were used for this  calculation.
(d) The ratio for the period ending June 30, 1999 is not meaningful due to the Class' short period of operation.

Balanced Strategy Fund--Class D
                                                       1999*    1998**


Net Asset Value Beginning of Period..................  $10.13   $10.22
                                                       ------    ------
Income From Investment Operations:
   Net investment income (c).........................     .15      .24
   Net  realized  and   unrealized   gain  (loss)
          on investments.............................     .36      .07
                                                       ------    ------
      Total Income From Investment Operations........     .51      .31
                                                       ------    ------
Less Distributions:
   Net investment income.............................    (.08)    (.37)
   Net realized gain on investments..................    (.12)    (.03)
                                                       ------    ------
      Total Distributions............................    (.20)    (.40)
                                                       ------    ------
Net Asset Value, End of Period.......................  $10.44    $10.13
                                                       ------    ------

Total Return (%)(a)..................................    5.11     3.23
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted)..........   2,930    4,953
   Ratios to average net assets (%)(b):
     Operating expenses, net.........................     .50      .50
     Operating expenses, gross.......................     .86      .86
     Net investment income...........................    2.92     3.18
   Portfolio turnover rate (%)(b)....................   97.31    78.85


 * For the six months ended June 30, 1999 (unaudited).

**   For the period March 24, 1998  (commencement of operations) to December 31,
     1998.
(a)  Periods less than one year are not  annualized.
(b)  Annualized.
(c)  Average month-end shares outstanding were used for this calculation.

Balanced Strategy Fund--Class E
                                                        1999*     1998      1997**
                                                        -----     -----     ----
Net Asset Value, Beginning of Period................    $10.12    $9.46     $10.00
                                                        -----     -----     ----

Income From Investment Operations:
   Net investment income (d)........................       .15      .31        .09
   Net  realized  and  unrealized   gain  (loss)  on
     investment.....................................       .37      .78        .02
                                                        ------    ------     -----
       Total Income From Investment Operations......       .52     1.09        .11
                                                        ------    ------     -----
Less Distributions:
   Net investment income............................      (.09)    (.40)      (.24)
   Net realized gain on investments.................      (.12)    (.03)      (.41)
                                                        ------    ------     -----
      Total Distributions...........................      (.21)    (.43)      (.65)
                                                        -----     -----      -----
Net Asset Value, End of Period......................    $10.43    $10.12     $9.46
                                                        -----     -----      -----

Total Return (%)(a).................................    5.17      11.66      1.04
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted).........    255,405   161,108    3,554
   Ratios of average net assets (%)(b):
     Operating expenses, net........................    .25       .25        .25
     Operating expenses, gross .....................    .61       .61        4.03
     Net investment income (c)......................     2.91     3.05       1.30
   Portfolio turnover rate (%)(b)...................     97.31    78.85      29.58


 * For the six months ended June 30, 1999 (unaudited).
** For the period  September 16, 1997  (commencement  of operations) to December
   31, 1997.

(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c) The ratio for the period ended December 31, 1997 is not meaningful due to the Class' short period of operation.
(d) The ratio for the period ended December 31, 1997 has not been annualized due to the Class' short period of operation.
(e) For the period ended December 31, 1998, average month-end shares outstanding were used for this calculation.

Moderate Strategy Fund--Class C
                                                                       1999*
                                                                       -----
Net Asset Value Beginning of Period......................             $10.15
                                                                       -----
Income From Investment Operations:
   Net investment income (c).............................                .09
   Net realized and unrealized gain (loss) on investments.               .27
                                                                       -----
      Total Income From Investment Operations............                .36
                                                                       -----
Less Distributions:
   Net investment income.................................               (.11)
   Net realized gain on investments......................               (.06)
                                                                       -----
      Total Distributions................................               (.17)
                                                                       -----
Net Asset Value, End of Period...........................             $10.34
                                                                       -----

Total Return (%)(a)......................................             3.58
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted)..............             848
   Ratios to average net assets (%):
     Operating expenses, net (b).........................             1.00
     Operating expenses, gross (d).......................             --
     Net investment income...............................             2.95
   Portfolio turnover rate (%)(b)........................             183.18
--------------------
* For the period February 11, 1999 (commencement of sale) to June 30, 1999 (unaudited).

(a)  Periods less than one year are not annualized.
(b)  Annualized.
(c)  Average month-end shares outstanding were used for this calculation.
(d) The ratio for the period ending June 30, 1999 is not meaningful due to the Class' short period of operation.


Moderate Strategy Fund--Class D

                                                             1999*     1998**
                                                             ------    -----
Net Asset Value Beginning of Period..................       $10.15    $10.18
                                                             ------    -----
Income From Investment Operations:
   Net investment income (c).........................          .15       .26
   Net  realized  and   unrealized   gain
     (loss) on investments...........................          .22       .09
                                                             ------    -----
      Total Income From Investment Operations........          .37       .35
                                                             ------    -----
Less Distributions:
   Net investment income.............................         (.11)     (.37)
   Net realized gain on investments..................         (.06)     (.01)
                                                             ------    -----
      Total Distributions............................         (.17)     (.38)
                                                             ------    -----
Net Asset Value, End of Period.......................        $10.35    $10.15
                                                             ------    -----

Total Return (%)(a)..................................        3.68      3.57
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted)..........        1,886     1,780
   Ratios to average net assets (%)(b):
     Operating expenses, net.........................        .50       .50
     Operating expenses, gross.......................        1.19      1.01
     Net investment income...........................        2.95      3.41
   Portfolio turnover rate (%)(b)....................        183.18    175.58

 *  For the six months ended June 30, 1999 (unaudited).
** For the period March 24, 1998 (commencement of operations) to December 31, 1998.

(a) Periods less than one year are not annualized.
(b) Annualized.
(c) Average month-end shares outstanding were used for this calculation.


Moderate Strategy Fund--Class E

                                                       1999*     1998     1997**
                                                       ------    ------   -----

Net Asset Value, Beginning of Period................   $10.15    $9.61   $10.00
                                                       ------    ------   -----

Income From Investment Operations:
   Net investment income (e)........................      .17      .39      .07
   Net  realized  and  unrealized   gain  (loss)
     on investments.................................      .20      .57     (.08)
                                                       ------    ------   -----
      Total Income From Investment Operations.......      .37      .96     (.01)
                                                       ------    ------   -----

Less Distributions:
  Net investment income............................     (.11)    (.41)    (.14)
  Net realized gain on investments.................     (.06)    (.01)    (.24)
                                                       ------    ------   -----
      Total Distributions...........................     (.17)    (.42)    (.38)
                                                       ------    ------   -----

Net Asset Value, End of Period......................   $10.35    $10.15    $9.61
                                                       ------    ------   -----

Total Return (%)(a).................................   3.75      10.19    (.06)
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted).........   36,653    18,573   385

   Ratios of average net assets (%):
     Operating expenses, net (b)....................   .25       .25      .25
     Operating expenses, gross (c)..................   .96       .94      --
     Net investment income (d)......................   3.25      3.71     1.01
   Portfolio turnover rate (%)(b)...................   183.18    175.58   9.66

 *  For the six months ended June 30, 1999 (unaudited).
 ** For the period October 2, 1997  (commencement  of operations) to
    December 31,   1997.

(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c) The ratio for the period ended December 31, 1997 is not meaningful due to the Class' short period of operation.
(d) The ratio for the period ended December 31, 1997 has not been annualized due to the Class' short period of operation.
(e) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.


Conservative Strategy Fund--Class C
                                                                  1999*
                                                                  -----
Net Asset Value Beginning of Period.......................       $10.26
                                                                  -----
Income From Investment Operations:
   Net investment income (c)..............................          .05
   Net realized and unrealized gain (loss) on investments.          .16
                                                                  -----
      Total Income From Investment Operations.............          .21
                                                                  -----
Less Distributions:
   Net investment income..................................         (.14)
   Net realized gain on investments.......................         (.02)
                                                                  -----
      Total Distributions.................................         (.16)
                                                                  -----
Net Asset Value, End of Period............................       $10.31
                                                                  -----

Total Return (%)(a).......................................       2.09
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted)...............       89
   Ratios to average net assets (%):
     Operating expenses, net (b)..........................       1.00
     Operating expenses, gross (d)........................       --
     Net investment income................................       1.73
   Portfolio turnover rate (%)(b).........................       249.12
------------------------
 * For the period February 11, 1999 (commencement of sale) to June 30, 1999 (unaudited).

(a) Periods less than one year are not annualized.
(b) Annualized.
(c) Average month-end shares outstanding were used for this calculation.
(d) The ratio for the period ending June 30, 1999 is not meaningful due to the Class' short period of operation.


Conservative Strategy Fund--Class D
                                                        1999*         1998*
                                                        -----         -----
Net Asset Value Beginning of Period..................  $10.25         $10.20
                                                        -----          -----
Income From Investment Operations:
   Net investment income (c).........................     .14            .32
   Net  realized  and   unrealized   gain
     (loss)  on investments..........................     .09            .06
                                                        -----          -----
     Total Income From Investment Operations.........     .23            .38
                                                        -----          -----

Less Distributions:
   Net investment income.............................    (.14)          (.33)
   Net realized gain on investments..................    (.02)          ----
                                                        -----          -----
      Total Distributions............................    (.16)          (.33)
                                                        -----          -----

Net Asset Value, End of Period.......................  $10.32          $10.25
                                                        -----          -----

Total Return (%)(a)..................................   2.27           3.77
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted)..........   1,292          618
   Ratios to average net assets (%)(b):
     Operating expenses, net.........................   .50            .50
     Operating expenses, gross.......................   2.75           1.73
     Net investment income...........................   2.79           3.99
   Portfolio turnover rate (%)(b)....................   249.12         169.79

----------------------
 *   For the six months ended June 30, 1999 (unaudited).
 ** For the period March 24, 1998 (commencement of operations) to December 31, 1998.

(a)  Periods less than one year are not annualized.
(b)  Annualized.
(c)  Average month-end shares outstanding were used for this calculation.

Conservative Strategy Fund--Class E
                                                       1999*     1998      1997**
                                                      -----     -----     ------
Net Asset Value, Beginning of Period...............    $10.24    $9.88     $10.00
                                                      -----     -----     ------

Income From Investment Operations:
   Net investment income (e)........................    .18      .46       .07
   Net  realized  and  unrealized   gain
     (loss)  on investments.........................    .07      .29       .07
                                                      -----     -----     ------
      Total Income From Investment Operations.......    .25      .75       .14
                                                      -----     -----     ------

Less Distributions:
   Net investment income............................   (.15)    (.39)     (.10)
   Net realized gain on investments.................   (.02)    ---       (.16)
                                                      -----     -----     ------
      Total Distributions...........................   (.17)    (.39)     (.26)
                                                      -----     -----     ------
Net Asset Value, End of Period......................  $10.32   $10.24     $9.88
                                                      -----     -----     ------

Total Return (%)(a).................................  2.43      7.70      1.36
Ratios/Supplemental Data:
   Net Assets, end of period ($000 omitted).........  14,088    4,411     23

   Ratios of average net assets (%)(b):
     Operating expenses, net........................  .25       .25       .25
     Operating expenses, gross (c)..................  2.50      2.50      --
     Net investment income (d)......................  3.41      4.41     .67
   Portfolio turnover rate (%)(b)...................  249.12    169.79   .00

 *   For the six months ended June 30, 1999 (unaudited).
 **  For the period November 7, 1997  (commencement of operations) to
     December 31, 1997.

(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1999 and December 31, 1997 are annualized.
(c) The ratio for the period ended December 31, 1997 is not meaningful due to the Class' short period of operation.
(d) The ratio for the period ended December 31, 1997 has not been annualized due to the Class' short period of operation.
(e) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for the calculation.


                            MONEY MANAGER INFORMATION

   The money managers have no affiliations with the LifePoints Funds or the LifePoints Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other Funds in FRIC, or to other clients of Russell, including its wholly owned subsidiary, Frank Russell Trust Company.

   This section identifies the money managers for the Underlying Funds in which the LifePoints Funds invest.

                             DIVERSIFIED EQUITY FUND
   Alliance Capital  Management L.P., US Bank Place,  601 2nd Ave. South,  Suite
     5000, Minneapolis, MN 55402-4322.

   Barclays Global Fund Advisors  N.A., 45 Fremont  Street,  San  Francisco,  CA
     94105.

   Equinox Capital  Management,  Inc., 590 Madison Avenue, 41st Floor, New York,
     NY 10022.

   Jacobs Levy Equity  Management,  Inc., 280 Corporate Center, 3 ADP Boulevard,
     Roseland, NJ 07068.

   Lincoln  Capital  Management  Company,  200 South Wacker  Drive,  Suite 2100,
     Chicago, IL 60606.

   Marsico  Capital  Management  Company,  LLC,  1200 17th  Street,  Suite 1200,
     Denver, CO 80202.

   Peachtree Asset Management,  One Peachtree Center,  Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

   Sanford C. Bernstein & Co., Inc., 767 Fifth Avenue,  21st Floor, New York, NY
     10153.

   Suffolk Capital  Management,  Inc., 1633 Broadway,  40th Floor,  New York, NY
     10107.

   Trinity Investment Management Corporation, 75 Park Plaza, Boston, MA 02116.


                               SPECIAL GROWTH FUND
   Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

   Fiduciary International, Inc., 2 World Trade Center, New York, NY 10048.

   GlobeFlex  Capital,  L.P.,  4365 Executive  Drive,  Suite 720, San Diego,  CA
     92121.

   Jacobs Levy Equity  Management,  Inc., 280 Corporate Center, 3 ADP Boulevard,
     Roseland, NJ 07068.

   Sirach Capital  Management,  Inc.,  One Union Square,  Suite 3323,  600 Union
     Street, Seattle, WA 98101.

   Wellington Management Company LLP, 75 State Street, Boston, MA 02109.

   Westpeak Investment  Advisors,  L.P. 1011 Walnut Street, Suite 400, Boulder,
     CO 80302.


                            QUANTITATIVE EQUITY FUND
   Barclays Global Fund Advisors, See: Diversified Equity Fund.

   Franklin  Portfolio  Associates  LLC, Two  International  Place,  22nd Floor,
     Boston, MA 02110-4104.

   J.P.  Morgan  Investment  Management,  Inc., 522 Fifth Ave., 6th Floor,  New
     York, NY 10036.

   Jacobs Levy Equity Management, Inc., See:  Diversified Equity Fund.


                          INTERNATIONAL SECURITIES FUND
   Delaware  International  Advisers Limited,  80 Cheapside,  3rd Floor, London
     EC2V6EE England.

   Fidelity Management Trust Company, 82 Devonshire Street, Boston, MA, 02109.

   J.P. Morgan Investment Management, Inc., See: Quantitative Equity Fund.

   Mastholm Asset Management,  LLC, 10500 N.E. 8th Street, Suite 660, Bellevue,
     WA 98004.

   Montgomery Asset Management,  LLC, 101 California Street, San Francisco,  CA
     94111

   Oeschle  International  Advisors,  LLC, One International  Place, 23rd Floor,
     Boston, MA 02110.

   Sanford C. Bernstein & Co., Inc., See: Diversified Equity Fund.

   The Boston  Company Asset  Management,  Inc.,  One Boston Place,  14th Floor,
     Boston, MA 02108-4402.


                              EMERGING MARKETS FUND
   Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London, England EC2A 2NY.

   Genesis Asset Managers, Ltd., 21 Knights Bridge, London, SW1X 7LY England.

   J.P. Morgan Investment Management Inc., See: Quantitative Equity Fund.

   Montgomery Asset Management LLC, See: International Securities Fund.

   Nicholas-Applegate  Capital Management,  600 W. Broadway 32nd Fl. San Diego,
     CA 92101.

   Sanford C. Burstein & Co. Inc., See: Diversified Equity.

   Schrodes  Capital  Management  International  Limited,  31  Greshmon  Street,
     London, UK EC2V 7QA.


                           REAL ESTATE SECURITIES FUND
   Cohen & Steers Capital Management, 757 Third Avenue, New York, NY 10017.

   AEW Capital Management, L.P., 225 Franklin Street, Boston, MA 02110-2803.



                              DIVERSIFIED BOND FUND
   Lincoln Capital Management Company, See: Diversified Equity Fund.

   Pacific Investment  Management Company,  840 Newport Center Drive, Suite 360,
     Newport Beach, CA 92660.

   Standish, Ayer & Wood, Inc., One Financial Center, Boston, MA 02111.


                             MULTISTRATEGY BOND FUND
   Credit Suisse Asset  Management,  One Citicorp Center,  153 East 53rd Street,
     58th Floor, New York, NY 10022.

   Pacific Investment Management Company, See: Diversified Bond Fund.

   Standish, Ayer & Wood, Inc., See: Diversified Bond Fund.


                              SHORT TERM BOND FUND
   BlackRock  Financial  Management,  345 Park Ave.,  29th Floor,  New York,  NY
     10154.

   Standish, Ayer & Wood, Inc., See: Diversified Bond Fund.

   STW Fixed Income  Management  Ltd., 26 Victoria Street,  3rd Floor,  P.O. Box
     2910 Hamilton HM KX, Bermuda.

   IN CONSIDERING INVESTMENT IN THE LIFEPOINTS FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE LIFEPOINTS FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE LIFEPOINTS FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE LIFEPOINTS FUNDS. THE LIFEPOINTS FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL LIFEPOINTS FUND SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE LIFEPOINTS FUNDS OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.


For more information about the LifePoints Funds, the following documents are available without charge:

Annual/Semiannual Reports: Additional information about the LifePoints Funds' investments is available in the LifePoints Funds' annual and semiannual reports to shareholders. In each LifePoints Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the LifePoints Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the LifePoints Funds.

The annual report for each LifePoints Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the LifePoints Funds at:

       Frank Russell Investment Company
       909 A Street
       Tacoma, WA  98402
       Telephone:  1-800-787-7354
       Fax:  253-591-3495
       Internet: http://www.russell.com


You can review and copy information
about the LifePoints Funds (including    Distributor:
the SAI) at the Securities and Exchange  Russell Fund
Commission's Public Reference Room in    Distributors, Inc.
Washington, D.C.  You can obtain         SEC File No. 811-3153
information on the operation of the
Public Reference Room by calling the     36-08-058 (5/99
Commission at 1-800-SEC-0330.  You can
obtain copies of this information upon
paying a duplicating fee by writing to
the Public Reference Section of the
Commission, Washington, D.C.
20549-6009.  Reports and other
information about the LifePoints Funds
are also available on the Commission's
Internet website at http://www.sec.gov.


FRANK RUSSELL INVESTMENT COMPANY
Class C, D, E and S Shares:

  Equity Aggressive Strategy Fund
  Aggressive Strategy Fund
  Balanced Strategy Fund
  Moderate Strategy Fund
  Conservative Strategy Fund


                 FRANK RUSSELL INVESTMENT COMPANY
                           909 A Street
                     Tacoma, Washington 98402
                     Telephone (800) 972-0700
                   In Washington (253) 627-7001

                STATEMENT OF ADDITIONAL INFORMATION
                         December 1, 1999


    Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers shares of beneficial interest in the Funds in multiple separate Prospectuses.

    As of the date of this Statement of Additional Information ("Statement" or "SAI"), FRIC is comprised of the following Funds, each of which commenced operations on the date indicated:


                                 Fund Inception    Prospectus
      Fund                        Date             Date

Equity I Fund                   October 15,        May 1, 1999
                                1981

Equity II Fund                  December 28,       May 1, 1999
                                1981

Equity III Fund                 November 27,       May 1, 1999
                                1981

Equity Q Fund                   May 29, 1987       May 1, 1999

Tax-Managed Large Cap Fund      October 7,         December 1,
(formerly Equity T Fund)        1996               1999

Tax-Managed Small Cap Fund      December 1, 1999   December 1,
                                                   1999
International Fund              January 31,        May 1, 1999
                                1983

Emerging Markets Fund           January 29,        May 1, 1999
                                1993

Fixed Income I Fund             October 15, 1981   May 1, 1999

Fixed Income III Fund           January 29, 1993   May 1, 1999

Money Market Fund               October 15, 1981   May 1, 1999

Diversified Equity Fund         September 5,       May 1, 1999
                                1985

Special Growth Fund             September 5,       May 1, 1999
                                1985

Equity Income Fund              September 5,       May 1, 1999
                                1985

Quantitative Equity Fund        May 15, 1987       May 1, 1999

International Securities Fund   September 5,       May 1, 1999
                                1985

Real Estate Securities Fund     July 28, 1989      May 1, 1999

Diversified Bond Fund           September 5,       May 1, 1999
                                1985

Short Term Bond Fund            October 30, 1981   May 1, 1999

Multistrategy Bond Fund         January 29, 1993   May 1, 1999

Tax Exempt Bond Fund            September 5,       December 1,
                                1985               1999

U.S. Government Money Market    September 5,       May 1, 1999
Fund                            1985

Tax Free Money Market Fund      May 8, 1987        December 1,
                                                   1999


The Funds had aggregate net assets of approximately $17 billion on August 16, 1999.

A shareholder of the Equity I Fund, Equity II Fund, Equity III Fund, Equity Q Fund, Tax-Managed Large Cap Fund, International Fund, Emerging Markets Fund, Fixed Income I Fund, Fixed Income III Fund, Short Term Bond Fund and Money Market Fund may enter into a separate agreement with Frank Russell Investment Management Company ("FRIMCo") to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, FRIMCo. The amount of the fee is based upon the assets subject to the applicable agreement and the services obtained under that agreement. A shareholder of the other Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, FRIMCo may charge fees to a shareholder for non-investment services provided directly to that shareholder.

Each of the Funds (except the Money Market Fund) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of shares is referred to as a "Multiple Class Fund." Seven of the Funds, the Equity I Fund, Equity II Fund, Equity III Fund, Equity Q Fund, International Fund, Fixed Income I Fund and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.

------------------------------------------------------------
Fund             Class  Class  Class S Class  Class  Premier
                 C      E              I      Y      Class
------------------------------------------------------------
------------------------------------------------------------
Equity I Fund             X              X      X      X
------------------------------------------------------------
------------------------------------------------------------
Equity II Fund            X              X      X      X
------------------------------------------------------------
------------------------------------------------------------
Equity III Fund           X              X      X      X
------------------------------------------------------------
------------------------------------------------------------
Equity Q Fund             X              X      X      X
------------------------------------------------------------
------------------------------------------------------------
Tax-Managed        X              X
Large Cap Fund
------------------------------------------------------------
------------------------------------------------------------
Tax-Managed        X              X
Small Cap Fund
------------------------------------------------------------
------------------------------------------------------------
International             X              X      X      X
Fund
------------------------------------------------------------
------------------------------------------------------------
Emerging           X      X       X
Markets
------------------------------------------------------------
------------------------------------------------------------
Fixed Income I            X              X      X      X
------------------------------------------------------------
------------------------------------------------------------
Fixed Income              X              X      X      X
III
------------------------------------------------------------
------------------------------------------------------------
Money Market                      X
------------------------------------------------------------
------------------------------------------------------------
Diversified        X      X       X
Equity
------------------------------------------------------------
------------------------------------------------------------
Special Growth     X      X       X
------------------------------------------------------------
------------------------------------------------------------
Equity Income      X      X       X
Fund
------------------------------------------------------------
------------------------------------------------------------
Quantitative       X      X       X
Equity
------------------------------------------------------------
------------------------------------------------------------
International      X      X       X
Securities
------------------------------------------------------------
------------------------------------------------------------
Real Estate        X      X       X
Securities
------------------------------------------------------------
------------------------------------------------------------
Diversified        X      X       X
Bond
------------------------------------------------------------
------------------------------------------------------------
Short Term Bond    X      X       X
------------------------------------------------------------
------------------------------------------------------------
Multistrategy      X      X       X
Bond
------------------------------------------------------------
------------------------------------------------------------
Tax Exempt Bond    X      X       X
------------------------------------------------------------
------------------------------------------------------------
U.S. Government                   X
Money Market
------------------------------------------------------------
------------------------------------------------------------
Tax Free Money                    X
Market
------------------------------------------------------------

This Statement is not a prospectus; the Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the year ended December 31, 1998 and FRIC's Semi-Annual Report to Shareholders for the period ended June 30, 1999. Copies of the Funds' Annual Reports and Semi-Annual Reports accompany this Statement.

                         TABLE OF CONTENTS

  CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION
                        ARE DEFINED IN THE
                 GLOSSARY, WHICH BEGINS ON PAGE 61

                                                                    Page
STRUCTURE AND GOVERNANCE........................................
    Organization and Business History...........................
    Shareholder Meetings........................................
    Controlling Shareholders....................................
    Trustees and Officers.......................................

OPERATION OF THE TRUST..........................................
    Service Providers...........................................
    Consultant..................................................
    Advisor and Administrator...................................
    Money Managers..............................................
    Distributor.................................................
    Custodian...................................................
    Transfer and Dividend Disbursing Agent......................
    Order Placement Designees...................................
    Independent Accountants.....................................
    Plan Pursuant to Rule 18f-3.................................
    Distribution Plan...........................................
    Shareholder Services Plan...................................
    Fund Expenses...............................................
    Valuation of Fund Shares....................................
    Valuation of Portfolio Securities...........................
    Portfolio Transaction Policies..............................
    Portfolio Turnover Rate.....................................
    Brokerage Allocations.......................................
    Brokerage Commissions.......................................
    Yield and Total Return Quotations...........................

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS.......
    Investment Restrictions.....................................
    Investment Policies.........................................
    Certain Investments.........................................

TAXES...........................................................

MONEY MANAGER INFORMATION.......................................

RATINGS OF DEBT INSTRUMENTS.....................................

FINANCIAL STATEMENTS............................................

GLOSSARY........................................................


                     STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of FRIC or the Fund, respectively.

FRIC is authorized to issue shares of beneficial interest, and may divide the shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The amended Master Trust Agreement provides that a shareholder may be required to redeem shares in a Fund under circumstances set forth in the Master Trust Agreement.

FRIC's Funds are authorized to issue shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. The Class C Shares are subject to a Rule 12b-1 fee of up to 0.75%, and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, Premier and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "shares" in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened by (i) the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding shares by giving notice of the special meeting to shareholders. Each shares of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At August 16, 1999 the following shareholders owned 5% or more of the voting shares of FRIC or of the Funds:

Diversified Bond - Class C: NFSC FEBO # 0NN-101451, NFSC/FMTC IRA Rollover, FBO Bobby J. Lane, 1845 Putnam Dr., Bartlesville, OK 74006-6805, 9.28%, record.

Diversified Bond - Class E: Metropolitan National Bank, TTEE, For Bowie Cass Electric Co-Op Retirement Plan, PO Box 8010, Little Rock, AR 72203-8010, 7.60%, record; The Citizens Bank of Batesville, Employee 401(k) Profit Sharing Plan, 3rd & College Street, Batesville, AR 72501, 6.23%, record; Maltrust & Co., c/o Eastern Bank & Trust/Gibralter, Attn: Retirement Plan Services 3rd Floor, 217 Essex Street, Salem, MA 01970-3728, 9.18%, record; Metropolitan National Bank, TTEE for William Gary Darwin, MD PA PSP, P.O. Box 8010, Little Rock, AR 72203-8010, 9.96%, record; Carey & Co., Huntington National Bank, Attn: Mutual Funds MC1024, PO Box 1558, Columbus, OH 43216-1558, 16.16%, record; Zions First National Bank, TTEE, Tucker, Sadler Profit Sharing Plan, PO Box 30880, Salt Lake City, UT 84130-0880, 24.33%, record.

Diversified Bond - Class S: Balanced Strategy Fund, C/O Frank Russell Investment Co., PO Box 1591, Tacoma, WA 98401-1591, 8.31%, record; Citizens Bank Saginaw,
Attn: Trust/Investment Dept., 101 N. Washington, Saginaw, MI 48607-1206, 14.85%, record.

Diversified Equity - Class E: Bowie Cass Electric Co-op 401(k), 111 Center Street, Little Rock, AR 72201-4402, 5.25%, record; Zions First National Bank, TTE Tucker, Sadler Profit Sharing Plan, P.O. Box 30880, Salt Lake City, UT
84130-0880,  5.84%, record;  Maltrust & Co., c/o Eastern Bank & Trust/Gibralter,
Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 39.45%, record.

Emerging Markets - Class C: NFSC FEBO # 0NN-101451, NFSC/FMTC IRA Rollover, FBO Bobby J. Lane, 1845 Putnam Drive, Bartlesville, OK 74006-6805, 5.32%, record.

Emerging Markets - Class E: Advisors Trust Company FBO, Building Industry Associates PSP, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 5.17%, record; Northern Colorado Water Conservancy Defined Benefit Plan, Attn: Dale Mitchell, 1250 N. Wilson, Loveland, CO 80537-4461, 6.46%, record; Mary M Beazley, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 10.35%, record; Junior Achievement Inc. Retirement Plan, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 20.37%
record.

Emerging Markets - Class S: Charles Schwab & Co., Inc., Special Custody Account For the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery St., San Francisco, CA 94104-4122, 6.59%, record; Var. & Co., First Trust, N.A., Funds Accounting, PO Box 64482, St. Paul, MN 55164-0482, 8.55%, record.

Equity I - Class I: Jato Reinv, National City Bank of Minneapolis, Attn: Trust Dept., PO Box E 1919, Minneapolis, MN 55480, 5.28%, record; Var. & Co., First Trust, N.A., Funds Accounting, PO Box 64482, St. Paul, MN 55164-0482, 7.03%, record; Charles Schwab & Co., Inc., Special Custody Acct for the Exclusive Benefit of Customers, ATTN: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 7.03%, record; Var. & Co., First Trust, N.A., Funds Accounting, PO Box 64482, St. Paul, MN 55164-0482, 13.72%, record.

Equity I - Class E: Junior Achievement Inc. Retirement Plan, 1225 - 17th Street Suite 1400, Denver, CO 80202-5514, 5.48% record; Northern Colorado Water Conservancy Defined Benefit Plan, Attn: Dale Mitchell, 1250 N. Wilson, Loveland, CO 80537-4461, 7.73%, record; FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 43.87%, record.

Equity II - Class I: Var. & Co., First Trust, N.A., Funds Accounting, PO Box 64482, St. Paul, MN 55164-0482, 6.15%, record; Charles Schwab & Co. Inc., Special Custody Acct for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 7.60%, record; Jato Reinv., National City Bank of Minneapolis, CGC Account, Trust Department, PO Box E1919, Minneapolis, MN 55480-9999, 8.97%, record.

Equity II - Class E: Junior Achievement Inc. Retirement Plan, 1225 17th Street, Suite 1400, Denver, CO 80202-5514, 7.41%, record; FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 55.66%, record.

Equity III - Class I: International Shipowners Reinsurance Co. S.A., B.P. 841, L-2018, Luxembourg, 6.02%, record; Var. & Co., First Trust, N.A., Funds Accounting, PO Box 64482, St. Paul, MN 55164-0482, 9.64%, record; Var. & Co., First Trust, N.A., Funds Accounting, PO Box 64482, St. Paul, MN 55164-0482, 14.01%, record.

Equity III - Class E: Advisors Trust Company, Master IRA, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 7.00%, record; Junior Achievement Inc. Retirement Plan, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 16.41%, record; FM Co.,
Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 36.40%, record.

Equity Income - Class C: State Street Bank & Trust Co.; Cust. For the Rollover IRA of Jennifer L. Stein; 25814 Beardborough Dr., Spring, TX 77386-1459, 8.55%, record; NFSC FEBO # 0NN-076147, Donald J. Manton TTEE, The Willie Corp. EMPL PS/PL, UA 1/1/89, PO Box 147, Dillon, CO 80435-0147, 9.50%, record.

Equity Income - Class E: The Citizens Bank of Batesville, Employee 401(K) Profit Sharing Plan, 3rd & College St., Batesville AR 72501, 12.41%, record; Carey & Co., Huntington National Bank, Attn: Mutual Funds MC1024, PO Box 1558, Columbus, OH 43216-1558, 19.78%, record; Bowie Cass Electgric Co-op 401(k), 111 Center Street, Little Rock, AR 72201-4402, 22.22%, record; Metropolitan National Bank TTEE, For William Gray Darwin MD PA PSP, PO Box 8010, Little Rock, AR 72203-8010, 27.31%, record.

Equity Income - Class S: Carey & Co., Huntington National Bank, Attn: Mutual Funds MC1024, PO Box 1558, Columbus, OH 43216-1558, 5.21%, record.

Equity Q - Class E: Advisors Trust Company FBO, Building Industry Associates PSP, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 5.35%, record; Junior
Achievement  Inc.   Retirement  Plan,  1225  17th  St.  Ste.  1400,  Denver,  CO
80202-5514, 8.78%, record; FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 55.22%, record.

Equity Q - Class I: Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 5.37%, record; Charles Schwab & Co., Special Custody Acct for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 6.11%, record; Jato Reinv, National City Bank of Minneapolis, Account, Trust Department, PO Box E1919, Minneapolis, MN 55480, 6.50%, record; Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 16.29%, record.

Tax Managed Large Cap: Indiana Trust 5, Indiana Trust & Investment Management Co., PO Box 5149, Mishawaka IN 46546-5149, 8.39%, record; Charles Schwab & Co., Special Custody Acct for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 21.11%, record.

Fixed Income I - Class I: Charles Schwab & Co., Special Custody Acct for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.01%, record; Var. & Co., First Trust, N.A., Funds Accounting, PO Box 64482, St. Paul, MN 55164-0482, First Trust, N.A, 9.04%, record; Jato Reinv, National City Bank of Minneapolis, Account, Trust Department, PO Box E 1919, Minneapolis, MN 55480, 14.10%, record.

Fixed Income I - Class E: Northern Colorado Water Conservancy Defined Benefit Plan, Attn: Dale Mitchell, 1250 N Wilson, Loveland, CO 80537-4461, 9.85%, record; Junior Achievement Inc. Retirement Plan, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 16.02%, record; FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 31.90%, record.

Fixed Income III - Class I: Var. & Co., First Trust, N.A., Funds Accounting, PO Box 64482, St. Paul, MN 55164-0482, 17.61%, record.

Fixed Income III - Class E: Advisors Trust Company FBO, Stephen M. Miller, M.D. IRA; 10594 North 65th Street; Longmont, CO, 80503-9073, 5.18%, record; Stephen
M. Miller, M.D.; 10594 North 65th Street; Longmont, CO, 80503-9073, 5.41%, record; Arnold W. Magasinn TTEE, Brigitte A. Hauber 1992 Crut, 4640 Admiralty Way - Suite 402, Marina Del Rey, CA 90292-6617, 15.16%, record; National 4-H Council, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 16.47%, record; Arnold
W. Magasinn TTEE, Peter Hauber 1992 Crut, 4640 Admiralty Way - Suite 402, Marina Del Rey, CA 90292-6617, 17.18%, record; Advisors Trust Company FBO, Building Industry Associates PSP, 1225 17th St, Ste. 1400, Denver, CO 80202-5514, 34.48%, record.

International - Class I: Charles Schwab & Co., Special Custody Acct for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 6.18%, record; Jato Reinv, National City Bank of Minneapolis, Account, Trust Department, PO Box E1919, Minneapolis, MN 55480, 6.32%, record; Var. & Co., First Trust, N.A., Funds Accounting, PO Box 64482, St. Paul, MN 55164-0482, 15.49%, record.

International - Class E: The Fund for American Studies, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 5.02%, record; Advisors Trust Company FBO, Building Industry Associates PSP, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 6.03%, record; Northern Colorado Water Conservancy Defined Benefit Plan, Attn: Dale Mitchell, 1250 N Wilson, Loveland, CO 80537-4461, 6.08%, record; Mary M Beazley, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 9.53%, record; Junior
Achievement  Inc.   Retirement  Plan,  1225  17th  St.  Ste.  1400,  Denver,  CO
80202-5514, 12.41% record; FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 19.36%, record.

International Securities - Class C: Morgantown Urologic Associates Inc., Employee Profit Sharing Plan, 200 Wedgewood Dr. Ste. 202, Morgantown, WV 26505-2442, 5.09%, record.

International Securities - Class E: ; Metropolitan National Bank Defined Benefit Plan, 111 Center Street, Little Rock, AR 72201-4402, 5.35%, record; Carey & Co., Huntington National Bank, Attn: Mutual Funds MC1024, PO Box 1558, Columbus, OH 43216-1558, 8.06%, record; Metropolitan National Bank TTEE, For Bowie Cass Electric Co-Op Retirement Plan, PO Box 8010, Little Rock, AR 72203-8010, 8.59%, record; Zions First National Bank, TTEE, Tucker, Sadler, Prof Sharing Plan, P.O.Box 30880, Salt Lake City, UT 84130-0880, 10.72%, record; Maltrust & Co., c/o Eastern Bank & Trust/Gibralter, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 11.48%, record.

Multi-Strategy Bond - Class C: James L. & Beverly A. Laurita JTWROS, 28 Keener Rd., Morgantown, WV 26508-6207, 5.15%, record.

Multi-strategy Bond - Class E: Metropolitan National Bank Trustee For Conway OB-GYN PSP, 2519 College Ave., Conway, AR 72032-6135, 5.53%, record; Metropolitan National Bank TTEE, For William Gary Darwin MD PA PSP, PO Box 8010, Little Rock, AR 72203-8010, 5.99%, record; Metropolitan National Bank Defined Benefit Plan, 111 Center St., Little Rock, AR 72201-4402, 6.25%, record; Arkansas Womens Center Employee Pension Plan, 9501 Lile Dr. Ste. 888, Little Rock, AR 72205-0249, 6.55%, record; Metropolitan National Bank TTEE FBO, Alan White Company PSP, PO Box 249, Hwy 82 East, Stamps AR 71860-0249, 6.61%, record; Maltrust & Co., c/o Eastern Bank & Trust/Gibralter, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 6.92%, record; Zions First National Bank, TTEE, Tucker, Sadler, Prof Sharing Plan, P.O.Box 30880, Salt Lake City, UT 84130-0880 8.35%, record; Metropolitan National Bank TTEE, For Bowie Cass Electric Co-Op Retirement Plan, 14.88%, record.

Multi-strategy Bond - Class S: Balanced Strategy Fund, C/O Frank Russell Investment Co., PO Box 1591, Tacoma, WA 98401-1591, 7.68%, record .

Quantitative Equity - Class E: Metropolitan National Bank Defined Benefit Plan, 111 Center Street, Little Rock, AR 72201-4402, 5.35%, record; Metropolitan National Bank, TTEE, For Bowie Cass Electric Co-Op Retirement Plan, PO Box 8010, Little Rock, AR 72203-8010, 5.71%, record; Metropolitan National Bank, Trustee For Alan White Co. Profit Sharing, PO Box 249, Hwy 82 East, Stamps, AR 71860-0249, 6.08%, record; ; Carey & Co., Huntington National Bank, Attn: Mutual Funds MC1024, PO Box 1558, Columbus, OH 43216-1558, 7.72%, record; Bowie Cass Electric Co-op 401(k), 111 Center Street, Little Rock, AR 72201-4402, 8.21%, record; Zions First National Bank, TTEE, Tucker, Sadler, Prof Sharing Plan, PO Box 30880, Salt Lake City, UT 84130-0880, 9.78%, record.

Real Estate Securities - Class C: NFSC FEBO # 0NN-101451, NFSC/FMTC IRA Rollover, FBO Bobby J. Lane, 1845 Putnam Drive, Bartlesville, OK 74006-6805, 5.27%, record; NFSC FEB0 #0NN-076147, Donald J. Manton TTEE, The Willie Corp Empl PS/PL, U/A 1/1/89, PO Box 147, Dillon, CO 80435-0147, 5.59%, record.

Real Estate Securities - Class E: Northern Colorado Water Conservancy Defined Benefit Plan, Attn: Dale Mitchell, 1250 N. Wilson, Loveland, CO 80537-4461, 6.82%, record; Junior Achievement Inc. Retirement Plan, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 16.26% record; FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 23.02%, record.

Real Estate Securities - Class S: Var & Co., First Trust, N.A., Funds Accounting, P.O. Box 64482, St. Paul, MN 55164-0482, 7.38%, record.

Short Term Bond - Class C: Donaldson Lufkin Jenerette Securities Corp. Inc., FBO Margaret R. Krystyniak, P.O. Box 2052, Jersey City, NJ 07303-2052, 10.08%, record; Joan W. Terrill TTEE, The Joan W. Terrill Trust, 182 Tanglewood Tr., Wadsworth, OH 44281-2351, 10.72%, record; State Street Bank & Trust Co., Cust. for the IRA R/O FBO Lester J. Waguespack, 248 Tall Timbers Rd., New Caney, TX 77357-2826, 65.01%, record.

Short Term Bond - Class E: Zions First National Bank, TTEE, Tucker, Sadler, Prof Sharing Plan, P.O.Box 30880, Salt Lake City, UT 84130-0880, 6.02%, record; Advisors Trust Company Master IRA, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 7.13%, record; Junior Achievement Inc., Retirement Plan, 1225 17th Ste., Ste. 1400, Denver, CO 80202-5514, 37.22%, record.

Short Term Bond - Class S: Charles Schwab & Co., Special Custody Acct for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 5.95%, record.

Special Growth - Class E: Metropolitan National Bank TTEE for Alan White Co., Profit Sharing, P.O. Box 249, Hwy 82 East, Stamps, AR 71860-0249, 5.43%, record; Metropolitan National Bank, TTEE, For Bowie Cass Electric Co-Op Retirement Plan, PO Box 8010, Little Rock, AR 72203-8010, 10.16%, record; ; Maltrust & Co., c/o Eastern Bank & Trust/Gibralter, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 14.62%, record.

Tax Exempt Bond - Class C: Painewebber for the Benefit of Robert J. Schubert, 279 Baltusrol Way, Springfield, NJ 07081-2108, 99.92%, record.

Tax Exempt Bond - Class E: Arnold Magasinn, TTEE For the Anthony L. West 1993 Charitable Remainder Unitrust, 4640 Admiralty Way, Suite 402, Marina Del Rey, CA 90292-6617, 6.75%, record; ; A Laurence Jones, Helayne B Jones JTIC, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 7.08%, record; James T. & Jane Anderson, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 7.26%, record; Gary Deward Brown & Johanna L. Brown, Inter Vivos Trust DTD 6/7/82, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 16.89%, record; Mary M Beazley, 1225 17th St. Ste. 1400,
Denver, CO 80202-5514, 51.48%, record.

Tax Exempt Bond - Class E: Julius Bear Securities, 330 Madison Ave., New York, NY 10017-5001, 5.07%, record; Mary M. Beazley, 1225 17th St. Ste. 1400, Denver,
CO 80202-5514, 51.48%, record.

Tax Free Money Market: ; CHC I, Inc., 10305 E. Calle De Las Brisas, Scottsdale, AZ 85255-3763, 6.04%, record; Sandra N. Tillotson, TTEE, Sandra N. Tillotson Family Trust DTD 10/1/96, 3500 E. Deer Hollow Dr., Sandy, UT 84092-4509, 7.82%, record; Citizens Bank, Saginaw, Attn: Trust/Investment Dept., 101 N Washington, Saginaw, MI 48607-1206, 32.82%, record.

At August 16, 1999, the following shareholders could be deemed by the 1940 Act to "control" the indicated Fund because such shareholder owns more than 25% of the voting shares of the indicated Fund:

Diversified   Equity  -  Class  E:   Maltrust  &  Co.,   c/o   Eastern   Bank  &
Trust/Gibralter, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 39.45%, record.

Equity Income - Class E: Metropolitan National Bank, Trustee for William Gary Darwin, MD PA PSP, P.O. Box 8010, Little Rock, AR 72203-8010, 27.31%, record.

Equity I - Class E: FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 43.87%, record.

Equity II - Class E: FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 55.66%, record.

Equity III - Class E: FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 36.40%, record.

Equity Q - Class E: FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 55.22%, record.

Fixed Income I - Class E: FM Co., Huntington National Bank, One Financial Plaza, Holland, MI 49423-9166, 31.90%, record.

Fixed Income III - Class E: Advisors Trust Company FBO, Building Industry Associates PSP, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 34.48%, record.

Short Term Bond - Class C: State Street Bank & Trust Co., Cust. for the IRA R/O FBO Lester J. Waguespack, 248 Tall Timbers Rd., New Caney, TX 77357-2826, 65.01%, record.

Short Term Bond - Class E: Junior Achievement Inc. Retirement Plan, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 37.22%, record.

Tax Exempt Bond - Class C: Painewebber for the Benefit of Robert J. Schubert, 279 Baltusrol Way, Springfield, NJ 07081-2108, 99.92%, record.

Tax Exempt Bond - Class E: Mary M. Beazley, 1225 17th St. Ste. 1400, Denver, CO 80202-5514, 51.48%, record.

Tax Free Money Market: Citizens Bank, Saginaw, Attn: Trust/Investment Dept., 101 N Washington, Saginaw, MI 48607-1206, 32.82%, record.

The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Russell and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

FRIC paid in aggregate $100,000 for the year ended December 31, 1998 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following lists contains the Trustees and officers and their positions with FRIC, their dates of birth, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with FRIC. The mailing address for all Trustees and officers affiliated with FRIC is Frank Russell Investment Company, 909 A Street, Tacoma, WA 98402.

An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.

     *George  F.  Russell,  Jr.--Born  07/03/32--December  1998 to  present,
          Trustee Emeritus and Chairman of the Board. Trustee Emeritus and Chairman of the Board, Russell Insurance Funds; Director, Chairman of the Board and Chief Executive Officer, Russell Building Management Company, Inc.; Director and Chairman of the Board, Frank Russell Company, Frank Russell Investments (Delaware), Inc.; Chairman Emeritus, Frank Russell Securities, Inc.; Director Emeritus, Frank Russell Investment Management Company; Trustee Emeritus, Frank Russell Trust Company; Director, Chairman of the Board and President, Russell 20/20 Association. From 1984 to December 1998, Trustee of FRIC. From August 1996 to December 1998, Trustee of Russell Insurance Funds.

     *Lynn L.  Anderson--Born  04/22/39--Trustee, President and Chief  Executive
          Officer since 1987. Trustee, President and Chief Executive Officer, Russell Insurance Funds; Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc.; Trustee,
          Chairman of the Board and President, The SsgA Funds (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman of the Board, Frank Russell Investment Company PLC; Director, Frank Russell Investments (Ireland) Limited, Frank Russell Investments (Cayman) Ltd. and Frank Russell Investments (UK) Ltd.; March 1997 to December 1998, Director, Frank Russell Company; June 1993 to November 1995, Director, Frank Russell Company. Until September 1994, Director and President, The Laurel Funds, Inc. (investment company).

     Paul E. Anderson--Born  10/15/31--Trustee  since 1984. 23 Forest Glen Lane,
          Tacoma, Washington 98409. Trustee, Russell Insurance Funds; 1996 to Present, President, Anderson Management Group LLC. 1984 to 1996, President, Vancouver Door Company, Inc.

     Paul Anton,  Ph.D.--Born  12/01/19--Trustee  since  1985.  PO Box 212,  Gig
          Harbor, Washington 98335. Trustee, Russell Insurance Funds. President, Paul Anton and Associates (Marketing Consultant on emerging international markets for small corporations). 1991-1994, Adjunct Professor, International Marketing, University of Washington, Tacoma, Washington.

     William E. Baxter--Born  06/08/25--Trustee  since 1984. 800 North C Street,
          Tacoma, Washington 98403. Trustee, Russell Insurance Funds, Retired.

     Lee C. Gingrich--Born 10/06/30--Trustee since 1984. 1730 North Jackson, Tacoma, Washington 98406. Trustee, Russell Insurance Funds. President, Gingrich Enterprises, Inc. (Business and Property Management).

     Eleanor W.  Palmer--Born  05/05/26--Trustee  since 1984.  2025 Narrows View
          Circle #232-D, P.O. Box 1057, Gig Harbor, Washington 98335. Trustee, Russell Insurance Funds; Director of Frank Russell Trust Company.

     *Mark E. Swanson--Born 11/26/63--Treasurer and Chief Accounting Officer since 1998, Treasurer and Chief Accounting Officer, Russell Insurance Funds, Interim Director, Finance and Operations, Frank Russell Trust Company; Senior Vice President and Assistant Fund Treasurer, SSgA Funds (investment company); Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds, November 1995 to July 1998, Assistant Secretary, the SSgA Funds, February 1997 to July 1998, Director, Funds Accounting and Taxes, Frank Russell Investment Management Company.

     *Randall  P.  Lert--Born  10/03/53--Director  of  Investments  since  1991.
          Director of Investments, Russell Insurance Funds, Senior Investment Officer and Director of Investment Services, Frank Russell Trust
          Company; Director and Chief Investment Officer, Frank Russell Investment Management Company; Director and Chief Investment Officer, Russell Fund Distributors, Inc. Director-Futures Trading, Frank Russell Investments (Ireland) Limited and Frank Russell Investments (Cayman) Ltd., Senior Vice President and Director of Portfolio Trading, Frank Russell Canada Limited/Limitee. April 1990 to November 1995, Director of Investments of Frank Russell Investment Management Company.

     *KarlJ.  Ege--Born  10/08/41--Secretary  and  General  Counsel  since 1994.
          Secretary and General Counsel of Russell Insurance Funds. Director, Secretary and General Counsel, Russell Fiduciary Services Co., Frank Russell Capital, Inc.; Secretary, General Counsel and Managing Director--Law and Government Affairs of Frank Russell Company; Secretary and General Counsel of Frank Russell Investment Management Company, Frank Russell Trust Company and Russell Fund Distributors, Inc.; Director and Secretary of Russell Building Management Company Inc., Russell MLC Management Co., Russell International Services Co., Inc. and Russell 20-20 Association; Director and Assistant Secretary of Frank Russell Company Limited (London) and Russell Systems Ltd.; Director, Frank Russell Investment Company LLC, Frank Russell Investments (Cayman) Ltd., Frank Russell Investment Company PLC, Frank Russell Investments (Ireland) Limited, Frank Russell Company S.A., Frank Russell Japan Co. Ltd., Frank Russell Company (NZ) Limited, Russell Investment Nominee Co PTY Ltd and Frank Russell Investments
          (UK) Ltd.; From November 1995 to February 1997, Director and Secretary, Frank Russell Investments (Delaware), Inc.; July 1992 to June 1994, Director, President and Secretary of Frank Russell Shelf Corporation; April 1992 to December, 1998, Director, Frank Russell Company.

     *Peter  F.  Apanovitch--Born  05/03/45--Manager  of  Short-Term  Investment
          Funds. Manager of Short-Term Investment Funds, Russell Insurance Funds, Frank Russell Investment Management Company and Frank Russell Trust Company.


                    TRUSTEE COMPENSATION TABLE*


                 AGGREGATE     PENSION OR
               COMPENSATION    RETIREMENT    ESTIMATED       TOTAL
                 FROM THE       BENEFITS      ANNUAL     COMPENSATION
TRUSTEE         INVESTMENT     ACCRUED AS    BENEFITS        FROM
                  COMPANY     PART OF THE      UPON     THE INVESTMENT
                               INVESTMENT   RETIREMENT      COMPANY
                                COMPANY                    PAID TO
                                EXPENSES                   TRUSTEES

Lynn L.           $0               $0           $0         $0
Anderson

Paul E.           $20,000          $0           $0         $28,062*
Anderson

Paul Anton,       $20,000          $0           $0         $28,062*
PhD.

William E.        $20,000          $0           $0         $28,062*
Baxter

Lee C.            $20,000          $0           $0         $28,062*
Gingrich

Eleanor W.        $20,000          $0           $0         $28,062*
Palmer

     * The Trustees received $8,062 for service as trustees on the Board of Trustees for the Russell Insurance Funds.


                      OPERATION OF THE TRUST

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:


Consultant                              Frank Russell Company ("Russell")
Advisor, Administrator,  Transfer       Frank Russell  Investment  Management
and Dividend Disbursing Agent           Company

Money Managers                          Multiple  professional  discretionary
                                        investment management
                                        organizations

Custodian and Portfolio                 State Street Bank and Trust Company
Accountant

CONSULTANT.   Frank  Russell  Company,  the  corporate  parent  of  FRIMCo,  was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, to FRIC and FRIMCo.

Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Limited (Auckland), and Frank Russell Investments (Delaware), Inc., and
(ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust
Company, a wholly owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investments (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank
Russell Company, provides services to US personnel secunded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.

As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman of FRIC, is the Chairman of the Board of Russell. FRIMCo is a wholly owned subsidiary of Russell.

Russell is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance corporation organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,200 agents associated with over 100 general agencies nationwide. Northwestern Mutual leads the U.S. in both individual life insurance sold annually and total individual life insurance in force.

ADVISOR AND ADMINISTRATOR. Frank Russell Investment Management Company ("FRIMCo") provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds. Prior to December 1, 1998, FRIMCo provided advisory and administrative services to the Funds pursuant to one Management Agreement for which each Fund paid a single fee. Effective December 1, 1998, FRIMCo's advisory and administrative services are provided under two separate agreements. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. (See, "Investment Policies--Liquidity Portfolio.") FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and US Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Prior to April 1, 1995, the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, International, Emerging Markets, Fixed Income I, Fixed Income III, Short Term Bond, and Money Market Funds paid no management fee to FRIMCo. Each shareholder entered into a written asset management services agreement with FRIMCo and agreed to pay annual fees, billed quarterly on a pro rata basis and calculated as a specified percentage of the average assets which the shareholder had invested at each month end in any of the Funds. Beginning April 1, 1995, FRIC's Management Agreement was amended to provide that each of those Funds will pay an annual management fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of those Funds. (See the applicable Prospectus for annual percentage rates.) A shareholder of any of those Funds continues to enter into a separate written agreement with FRIMCo to obtain separate individualized services, and to pay fees under such agreement based on a specified percentage of average assets which are subject to the agreement concerning FRIMCo's provision of individual shareholder investment services with respect to that shareholder.

Each of the Funds pays an annual advisory fee and an annual administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature will be provided by FRIMCo pursuant to an Administrative Agreement for a fee of 0.05% of each Fund's average daily net asset value. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued at any time. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets less any advisory fee incurred on the Fund's assets invested to the extent the Fund incurs advisory fees for investing a portion of its assets in FRIC's Money Market Fund.

The following Funds paid FRIMCo the listed management fees for the years ended December 31, 1998, 1997 and 1996 (representing the fee paid for both advisory and administrative services):


                                      YEARS ENDED
                           12/31/98    12/31/97     12/31/96
Diversified Equity        $9,580,094  $6,906,245   $4,728,098
Special Growth             5,901,577   4,556,999    3,307,757
Equity Income              2,039,971   1,721,974    1,504,153
Quantitative Equity        9,056,015   6,616,377    4,455,041
International Securities   8,859,189   7,751,289    6,498,479
Real Estate Securities     5,183,218   4,428,351    2,943,292
Diversified Bond           3,407,594   2,755,500    2,360,391
Multistrategy Bond         3,241,445   2,225,087    1,673,473
Tax Exempt Bond              525,312     361,226      312,456
U.S. Government Money        372,920     542,075      481,642
Market
Tax Free Money Market        429,613     266,939      234,929
Equity I                   7,626,293   6,457,044    5,261,926
Equity II                  3,792,749   3,226,955    2,448,618
Equity III                 1,403,784   1,381,167    1,340,374
Equity Q                   6,563,229   6,049,752    4,392,254
Tax-Managed Large Cap      1,463,604     375,054       21,443
(formerly Equity T)*
International              7,709,349   7,576,927    6,569,285
Emerging Markets           4,020,121   4,167,163    2,773,817
Fixed Income I             2,631,177   2,149,298    1,977,178
Fixed Income III           2,380,980   1,835,798    1,483,875
Short Term Bond            1,216,062   1,184,588      988,312
Money Market               2,719,009   1,805,170    1,437,186

*  Tax-Managed  Large  Cap  Fund  commenced   operations  on  October  7,  1996.
   Tax-Managed Small Cap Fund had not commenced operations prior to the date of this Statement of Additional Information.

Effective April 1, 1995 through April 30, 1996, FRIMCo reimbursed the Emerging Markets Fund for all expenses exceeding 2.00% of average daily net assets on an annual basis. From May 1, 1996, FRIMCo has contractually agreed to reimburse a portion of its 1.20% combined advisory and administrative fees for the Emerging Markets Fund, to the extent total fund level expenses for the Fund exceed 1.95% of its average daily net assets on an annual basis. FRIMCo made no reimbursements to the Emerging Markets Fund in 1996, 1997 or 1998.

FRIMCo has contractually agreed to waive a portion of its 0.75% combined advisory and administrative fees for the Tax-Managed Large Cap Fund, up to the full amount of those fees, equal to the amount by which the Fund-level total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining Fund-level operating expenses after any FRIMCo waiver which exceed 1.00% of the Fund's average daily net assets on an annual basis. There were no waivers by FRIMCo for the twelve months ended December 31, 1998.

FRIMCo voluntarily agreed to waive 0.15% of its combined advisory and administrative fee for the Money Market Fund from October 15, 1997 through December 31, 1998. The amount of fees waived for the twelve months ended December 31, 1998 was $1,631,406.

Prior to June 15, 1998, FRIMCo voluntarily agreed to waive 0.13% of its 0.20% advisory fee for the US Government Money Market Fund. Effective June 15, 1998, FRIMCo voluntarily agreed to waive its advisory fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. The amount of such waiver for the year ended December 31, 1998 was $310,748. In addition, FRIMCo reimbursed the US Government Money Market Fund $33,870 for expenses over the cap in 1998.

Effective January 1, 1997, FRIMCo voluntarily agreed to waive 0.10% if its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. The amount of such waiver for the twelve months ended December 31, 1998 was $171,845.

Effective May 1, 1996, FRIMCo has agreed to waive a portion of its management fee for the Multistrategy Bond Fund, to the extent Fund level expenses exceed 0.80% of average daily net assets on an annual basis. In 1996, waivers and reimbursements for the Multistrategy Bond Fund amounted to $157,752. As a result of the waivers and reimbursements, management and administrative fees paid by the Multistrategy Bond Fund amounted to $1,515,721.

In 1997,  waivers for the  Multistrategy  Bond Fund  amounted to $126,393.  As a
result  of  the  waivers,   management  and  administrative  fees  paid  by  the
Multistrategy Bond Fund amounted to $2,225,087.

In 1998,  waivers for the  Multistrategy  Bond Fund  amounted  to $57,035.  As a
result  of  the  waivers,   management  and  administrative  fees  paid  by  the
Multistrategy Bond Fund amounted to $3,184,410.

FRIMCo has contractually agreed to waive a portion of its 0.55% combined advisory and administrative fees for the Fixed Income III Fund, to the extent total fund level expenses for the Fund exceed 0.75% of its average daily net assets on an annual basis. There were no waivers for the Fixed Income III Fund for the period ended December 31, 1998.

FRIMCo has contractually agreed to waive a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees, equal to the amount by which the Fund-level operating expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining Fund-level operating expenses after any FRIMCo waiver which exceed 1.25% of average daily net assets on an annual basis.

FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. Except with respect to the Money Market and US Government Money Market Funds, the money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisers or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other off-shore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the period ended December 31, 1998, management fees paid to the money managers were:

                                               Annual rate
      Fund            $ Amount Paid        (as a % of average
                                             daily net assets)
      ----            -------------        ------------------
Equity I             $2,646,978                   0.21%
Equity II             1,973,599                   0.39%
Equity III              421,765                   0.18%
Fixed Income I          620,482                   0.07%
Short Term Bond         414,057                   0.17%
Fixed Income III        861,391                   0.19%
International         3,863,814                   0.37%
Equity Q              2,026,435                   0.19%
Tax-Managed             606,948                   0.31%
Large Cap
 (formerly Equity T)
Emerging Markets      2,230,317                   0.66%
Diversified Equity    2,556,100                   0.21%
Special Growth        2,419,648                   0.39%
Equity Income           460,134                   0.18%
Diversified Bond        529,842                   0.07%
International         3,505,016                   0.37%
  Securities
Multistrategy Bond      990,456                   0.19%
Quantitative Equity   2,153,019                   0.19%
Real Estate           1,757,612                   0.29%
  Securities
Tax Exempt Bond         252,321                   0.23%
Tax Free Money          134,817                   0.08%
  Market

Tax-Managed Small Cap Fund had not commenced operations prior to the date of this Statement of Additional Information.

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker- dealer affiliates.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN. State Street Bank and Trust Company ("State Street") serves as custodian for FRIC. State Street also provides the basic portfolio recordkeeping required by each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid an annual fee, in accordance with the following: domestic custody - an annual fee, payable monthly on a pro rata basis, based on the month-end net assets and geographic classification of the investments in the international funds; fund accounting -(i) an annual fee of $18,000 - $25,000 per portfolio per fund, (ii) an annual fee of 0.015% - 0.030%, payable monthly on a pro rata basis, based on daily average net assets of each Fund; securities transaction charges from $7.50 to $100.00 per transaction; monthly pricing fees of $375.00 per portfolio and $6.00 to $16.00 per security; multiple class fees of $15,000 per year for each additional class of shares; and yield calculation fees of $4,200 per fixed income fund per year. State Street is reimbursed by the Funds for supplying certain out-of-pocket expenses, including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on invested cash balances is used to offset the Funds' custodian expense. The mailing address for State Street is 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a per account fee for transfer agency and dividend disbursing services provided to FRIC. From this fee FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted accounting practices and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.

PLAN PURSUANT TO RULE 18f-3. On February 23, 1995, the Securities and Exchange Commission (the "SEC") adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed LifePoints Funds. For purposes of this Statement of Additional Information, each Fund that issues multiple classes of shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of shares offered in connection with a Rule 12b-1 plan would bear certain fees under its respective Rule 12b-1 plan and would have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of shares may contain a conversion feature; (3) each class of shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of shares of a Multiple Class Fund might have different exchange privileges from another class; (6) each class of shares of a Multiple Class Fund would have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C Shares, which are described in the respective Funds' Prospectuses. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

The 12b-1 Fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, the Trust makes no distribution payments to the Distributor which respect to Class C Shares except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Trust, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by the Trust under the Distribution Plan.

The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C Shares for any activities or expenses primarily intended to result in the sale of Class C Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of such Fund are present or represented by proxy. The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the Class C Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of such Fund are present or represented by proxy.

Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor ("Selling Agents"), to provide shareholder servicing with respect to Multiple Class Fund shares held by or for the customers of the Financial Intermediaries.

Under the Distribution Plan, the following Multiple Class Funds' Class E and Class C Shares (which are no longer subject to the Distribution Plan) accrued expenses in the following amounts, payable to the Distributor, for the period ended December 31, 1998 (these amounts were for compensation to dealers):

                                     Class C     Class E
                                     -------     -------
           Diversified Equity            --       $5,464
           Special Growth                --        5,553
           Equity Income                 --          696
           Quantitative Equity           --        4,035
           International                 --        2,245
             Securities
           Real Estate Securities        --          643
           Diversified Bond              --        5,148
           Tax-Managed Large Cap         --        N.A.
           Tax-Managed Small Cap         --        N.A.


No Class C Shares were issued during the period ended December 31, 1998.

SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of shares of the Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996. Subsequently amendments occurred on June 3, 1998, November 9, 1998, and August 9, 1999.

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class C, Class E or Premier Class, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class C, Class E or Premier Class. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares any Class C, Class E or Premier Class may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class E and Class C Shares accrued expenses in the following amounts payable to the Distributor, for the period ended December 31, 1998:

                                    Class C   Class E
                                    -------   -------
           Diversified Equity           --    $12,201
           Special Growth               --     10,155
           Equity Income                --      1,449
           Quantitative Equity          --      9,265
           International                --      5,369
              Securities
           Real Estate Securities       --      1,235
           Diversified Bond             --      9,314
           Tax-Managed Large Cap        --      N.A.
           Tax-Managed Small Cap        --      N.A.


No Class C Shares were issued during the period ended December 31, 1998. Premier Class Shares were not issued during the period ended December 31, 1998.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings and loan association) from being an underwriter or distributor of most securities. In the event that the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Board will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from the Glass-Steagall Act. Therefore, banks and financial institutions may be required to register as dealers under state law. In addition, some state securities laws may require administrators to register as brokers and dealers.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, and Tax Free Money Market Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has contractually agreed to waive until April 30, 2000 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for trading, and for the Money Market, US Government Money Market, and Tax Free Money Market Funds, any day on which both the NYSE is open for trading and the Boston Federal Reserve Bank is open for business. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Boston Federal Reserve Bank is open for business Good Friday and every day the NYSE is open, except Columbus Day and Veterans' Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund shares when the shareholder is not able to purchase or redeem Fund shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. US over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with the Rule. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Money market instruments maturing within 60 days of the valuation date held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity III, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. Equity II, Fixed Income III, Special Growth, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a low portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund.

The portfolio turnover rates for certain Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.

The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains when making portfolio management decisions.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded.

The portfolio turnover rates for the last two years for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:


                                           YEARS ENDED

                                      12/31/98   12/31/97
                                      --------   --------
Equity I                                 101%       111%
Equity II                                129        103
Equity III                               136        129
Equity Q                                  75         95
Tax-Managed   Large  Cap
   (formerly Equity T)*                   51         39
Tax-Managed Small Cap**                   --         --
International                             64         79
Emerging Markets                          59         51
Fixed Income I                           227        166
Fixed Income III                         342        275
Diversified Equity                       100        114
Special Growth                           129         97
Equity Income                            150        139
Quantitative Equity                       77         88
International Securities                  68         74
Real Estate Securities                    43         49
Diversified Bond                         217        172
Short Term Bond                          130        213
Multistrategy Bond                       335        264
Tax Exempt Bond                           74         41

*    Tax-Managed Large Cap Fund commenced operations on October 7, 1996.

** The Tax-Managed Small Cap Fund had not commenced operations prior to the date of this Statement of Additional Information.

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

BROKERAGE ALLOCATIONS. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo arranges for the purchase and sale of FRIC's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo to supplement its own research and analysis.

Frank Russell Securities, Inc. ("Securities"), an affiliate of FRIMCo, refunds up to 70% of the commissions paid to the Funds effecting such transactions, after reimbursement for research services provided to FRIMCo. As to brokerage transactions effected by money managers on behalf of the Funds through Securities, at the request of the FRIMCo, research services obtained from third party service providers at market rates are provided to the Funds by Securities. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. As to other brokerage transactions effected by the Funds through Securities, research services provided by Frank Russell Company and Russell Data Services are provided to the money managers. Such services include market performance indices, investment adviser performance information and market analysis. This arrangement is used by the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap,
Tax-Managed Small Cap, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, International Securities and Real Estate Securities Funds.

BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

During the last three years, the brokerage commissions paid by the Funds were:


                                    YEARS ENDED DECEMBER 31,
                                 1998        1997          1996
                              ----------   ----------   ----------
Equity I                      $2,185,209   $2,525,291   $1,988,671
Equity II                      1,111,879      743,450      863,209
Equity III                       671,292                   616,005
                                              540,862
Equity Q                       1,328,183    1,323,995      950,684
Tax-Managed Large
 Cap (formerly Equity T)*        176,555       40,539       10,305
Tax-Managed Small Cap**             --          --          --
International                  3,100,978    2,679,272    1,770,839
Emerging Markets               1,414,084    1,722,534      964,725
Diversified Equity             2,137,221    2,340,509    1,360,214
Special Growth                 1,362,922      828,211      893,203
Equity Income                    732,684      515,622      507,754
Quantitative Equity            1,404,098    1,069,927      744,245
International Securities       2,865,227
                                            2,193,334    1,284,042
Real Estate Securities         1,127,266      641,659      915,952
                              ----------    ---------    ---------
      Total                  $19,617,418  $17,165,205  $12,869,848
                              ----------    ---------    ---------

*    Tax-Managed Large Cap commenced operations on October 7, 1996.
** Tax-Managed Small Cap Fund had not commenced operations prior to the date of this Statement of Additional Information.

The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.

During the year ended December 31, 1998, approximately $3.2 million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross  brokerage   commissions   received  by  affiliated   broker/dealers  from
affiliated and non-affiliated money managers for the year ended December 31, 1998, from portfolio transactions effected for the Funds, were as follows:

                                                       PERCENT OF TOTAL
AFFILIATED BROKER/DEALER                  COMMISSIONS    COMMISSIONS
------------------------                  -----------    -----------
Autranet, Inc.                            $ 15,721         0.077%
Sanford C. Bernstein & Co., Inc.            22,280         0.109
Donaldson, Lufkin & Jenrette               100,451         0.493
Dresdner Kleinwort Benson                  101,048         0.496
Frank Russell Securities                 1,787,765         8.774
J.P. Morgan Securities, Inc.               166,774         0.819
Montgomery Securities                          612         0.003
Morgan Stanley Dean Witter                 166,899         0.819
Ord Minnett, Inc.                            6,979         0.034
Robert Fleming, Inc.                       153,497         0.753
Robert W. Baird & Co.                        8,163         0.040
Robinson-Humphrey, Inc.                        745         0.004
Salomon Smith Barney, Inc.                 328,114         1.610
Unibanco Holdings SA                         6,618         0.032
                                          ---------       -------
Total Affiliated Commissions             $2,865,666       14.063%
                                         ----------       -------

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the year ended December 31, 1998 for the Funds was 14%.

During the year ended December 31, 1998, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of December 31, 1998, was as follows:

FUND
                BEAR          GOLDMAN   MERRILL    MORGAN      PAINE
                STEARNS       SACHS &   LYNCH      STANLEY     WEBBER
                              CO.
----------------------------------------------------------------
Equity I                                $280,000   $6,482,000  $1,694,000
----------------------------------------------------------------
Equity II      $1,078,000
----------------------------------------------------------------
Equity III                                          2,343,000
----------------------------------------------------------------
Equity Q        1,206,000                           9,737,000
----------------------------------------------------------------
Fixed Income    1,798,000     1,497,000  558,000
I
----------------------------------------------------------------
Fixed Income                  4,970,000 2,070,000
III
----------------------------------------------------------------
Tax-Managed                                        2,048,000
Large Cap
(formerly
Equity T)
----------------------------------------------------------------
Diversified                            300,000     5,907,000    1,338,000
Equity
----------------------------------------------------------------
Special       1,227,000
Growth
----------------------------------------------------------------
Equity Income                                      3,003,000
----------------------------------------------------------------
Quantitative  1,320,000                              988,000
Equity
----------------------------------------------------------------
Diversified   1,997,000
Bond                                   812,000
----------------------------------------------------------------
Short Term    1,140,000                1,493,000
Bond
----------------------------------------------------------------
Multistrategy               4,970,000  5,002,000
Bond
----------------------------------------------------------------
The Tax-Managed Small Cap Fund had not yet commenced operations prior to the date of this Statement of Additional Information.

At December 31, 1998, the Funds did not have any holdings in the following top 10 broker-dealers:
- Frank Russell Securities
- Investment Technology
- Instinet Corp.
- S.G. Warburg

YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of shares which they offer. Because the Class C Shares are subject to a 12b-1 fee and a shareholder services fee, the average annual total return performance of the Class C Shares may be different than the average annual total return performance of other classes of Shares.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

  Where:   P    =  a hypothetical initial payment of $1,000;
           T    =  average annual total return;
           n    =  number of years; and
          ERV   =  ending  redeemable  value of a hypothetical  $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are reported in the respective Prospectuses.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                             YIELD = 2[(a-b+1)6 -1]
                                        cd

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The yields for the Funds investing primarily in fixed-income instruments are reported in the respective Prospectuses.

Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. The annualized yield for each Money Market Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Current and effective yields for the Class S Shares of the Money Market Funds are reported in the Funds' respective Prospectuses.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

Tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one minus a stated income tax rate (36.9%) and adding the product to that quotient, if any, of the yield of the Fund that is not tax exempt. The tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are reported in the Funds' respective Prospectuses.


           INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund will:

   1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies; and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund. Investments by Funds, other than the Tax Free Money Market and U.S. Government Money Market Funds, in shares of the Money Market Fund are not subject to this restriction, or to Investment Restrictions 2, 3, and 13. (See, "Investment Policies -- Cash Reserves.")

   2. Invest 25% or more of the value of the Fund's total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities), but such concentration may occur incidentally as a result of changes in the market value of portfolio securities. This restriction does not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US banks having net assets in excess of $100,000,000. (Refer to the description of the Real Estate Securities Fund and the Money Market Fund in the applicable Prospectuses for a description of each Fund's policy with respect to concentration in a particular industry.)

   3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

   4. Invest in companies for the purpose of exercising control or management.

   5. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

   6. Purchase or sell commodities or commodities contracts except stock index and financial futures contracts.

   7. Borrow money, except that the Fund may borrow as a temporary measure for extraordinary or emergency purposes, and not in excess of five percent of its net assets; provided, that the Fund may borrow to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced to the extent necessary to comply with this limitation within three days. Reverse repurchase agreements will not be considered borrowings for purposes of the foregoing restrictions, provided that the Fund will not purchase investments when borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

   8. Purchase securities on margin or effect short sales (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments in connection with transactions in futures contracts and related options).

   9. Engage in the business of underwriting securities issued by others or purchase securities, except as permitted by the Tax Exempt Bond and Tax Free Money Market Funds' investment objectives.

   10. FRIC will not participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account. The purchase of shares of the Money Market Fund by any other Fund shall also not be deemed to be a joint securities trading account.

   11. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors; (ii) the entry into "repurchase agreements;" or (iii) the lending of portfolio securities in the manner generally described in the Funds' Prospectuses'.

   12. Purchase or sell options except to the extent permitted by the policies set forth in the sections "Certain Investments -- Options on Securities and Indices," "Certain Investments -- Foreign Currency Options," "Certain Investments -- Futures Contracts and Options on Future Contracts" and "Certain Investments -- Forward Foreign Currency Contracts" below. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations from an issuer, broker, dealer, bank or other persons accompanied by the agreement of such seller to purchase, at the Fund's option, the municipal obligation prior to maturity thereof.

   13. FRIC will not purchase the securities of other investment companies except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act.

   14. Purchase from or sell portfolio securities to the officers, Trustees or other "interested persons" (as defined in the 1940 Act) of FRIC, including the Fund's money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

   15. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit any Fund from making any otherwise permissible borrowings, mortgages or pledges, or entering into permissible reverse repurchase agreements, and options and futures transactions, or issuing shares of beneficial interest in multiple classes.

   An additional fundamental policy is that (a) Fixed Income I, Diversified Bond and Short Term Bond Funds may acquire convertible bonds which will be disposed of by the Funds in as timely a manner as is practical after conversion, and (b) Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

   For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.


                              INVESTMENT POLICIES

Fund Investment Securities

   The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in:

---------------------------------------------------------------------------------------------------------------
               Diversified    Equity    Quantitative   International  Diversified    MultiStrategy  Real
Type of        Equity         Income    Equity         Securities     Bond           Bond           Estate
portfolio      Fund           Bond      Securities     Fund           Fund           Fund           Securities
Security                                                                                            Fund
---------------------------------------------------------------------------------------------------------------
Common stocks  |X|            |X|       |X|            |X|                                          |X|
---------------------------------------------------------------------------------------------------------------
Common stock
equivalents
---------------------------------------------------------------------------------------------------------------
  (warrants)   |X|     |X|      |X|     |X|                                                         |X|
---------------------------------------------------------------------------------------------------------------
  (options)    |X|     |X|      |X|     |X|                                                         |X|
---------------------------------------------------------------------------------------------------------------
  (convertible
   debt        |X|     |X|      |X|     |X|                                                         |X|
   securities)
---------------------------------------------------------------------------------------------------------------
  (depository  |X|     |X|      |X|
   receipts)
---------------------------------------------------------------------------------------------------------------
Preferred      |X|     |X|      |X|     |X|                                                         |X|
stocks
---------------------------------------------------------------------------------------------------------------
Equity         |X|     |X|      |X|     |X|                                                         |X|
derivative
securities
---------------------------------------------------------------------------------------------------------------
Debt
securities
(below                                                                               |X|
investment
grade or junk
bonds)
---------------------------------------------------------------------------------------------------------------
US government  |X|     |X|      |X|     |X|            |X|            |X|            |X|            |X|
securities
---------------------------------------------------------------------------------------------------------------
Municipal                                                                            |X|
obligations
---------------------------------------------------------------------------------------------------------------
Investment
company        |X|     |X|      |X|     |X|            |X|            |X|            |X|            |X|
Securities
---------------------------------------------------------------------------------------------------------------
Foreign        |X|     |X|      |X|     |X|                                          |X|            |X|
securities



                                                                                   US          Tax
                           Tax       Tax                  Tax       Short          Government  Free
               Emerging    Managed   Managed    Special   Exempt    Term    Money  Money       Money
Type of        Markets     Large Cap Small Cap  Growth    Bond      Bond    Market Market      Market
Portfolio      Fund        Fund      Fund       Fund      Fund      Fund    Fund   Fund        Fund
Securities
---------------------------------------------------------------------------------------------------------------
Common stocks  |X|          |X|      |X|         |X|
---------------------------------------------------------------------------------------------------------------
Common stock
equivalents
---------------------------------------------------------------------------------------------------------------
  (warrants)   |X|          |X|      |X|         |X|
---------------------------------------------------------------------------------------------------------------
  (options)    |X|          |X|      |X|         |X|
---------------------------------------------------------------------------------------------------------------
  (convertible
   debt        |X|          |X|      |X|         |X|                |X|
   securities)
---------------------------------------------------------------------------------------------------------------
  (depository  |X|          |X|      |X|         |X|                |X|
   receipts)
---------------------------------------------------------------------------------------------------------------
Preferred      |X|          |X|      |X|         |X|                |X|
stocks
---------------------------------------------------------------------------------------------------------------
Equity         |X|          |X|      |X|         |X|
derivative
securities
---------------------------------------------------------------------------------------------------------------
Debt
securities
(below         |X|
investment
grade or junk
bonds)
---------------------------------------------------------------------------------------------------------------
US government  |X|          |X|      |X|         |X|      |X|       |X|     |X|    |X|         |X|
securities
---------------------------------------------------------------------------------------------------------------
Municipal                                                 |X|       |X|
obligations
---------------------------------------------------------------------------------------------------------------
Investment
company        |X|          |X|      |X|         |X|      |X|       |X|     |X|    |X|         |X|
Securities
---------------------------------------------------------------------------------------------------------------
Foreign        |X|          |X|      |X|         |X|                |X|
securities


Other Investment Practices

   The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.

---------------------------------------------------------------------------------------------------------------
                                                                                     Fixed     Fixed
Type of        Equity I       Equity II Equity III     Equity Q     International    Income I  Income III
portfolio      Fund           Bond      Securities     Fund         Fund             Fund      Fund
Security
---------------------------------------------------------------------------------------------------------------
Common stocks  |X|            |X|       |X|            |X|          |X|
---------------------------------------------------------------------------------------------------------------
Common stock
equivalents
---------------------------------------------------------------------------------------------------------------
  (warrants)   |X|            |X|      |X|             |X|          |X|
---------------------------------------------------------------------------------------------------------------
  (options)    |X|            |X|      |X|             |X|
---------------------------------------------------------------------------------------------------------------
  (convertible
   debt        |X|            |X|      |X|             |X|
   securities)
---------------------------------------------------------------------------------------------------------------
  (depository  |X|            |X|      |X|
   receipts)
---------------------------------------------------------------------------------------------------------------
Preferred      |X|            |X|      |X|             |X|          |X|
stocks
---------------------------------------------------------------------------------------------------------------
Equity         |X|            |X|      |X|             |X|          |X|
derivative
securities
---------------------------------------------------------------------------------------------------------------
Debt
securities
(below                                                                                          |X|
investment
grade or junk
bonds)
---------------------------------------------------------------------------------------------------------------
US government  |X|            |X|      |X|            |X|            |X|           |X|          |X|
securities
---------------------------------------------------------------------------------------------------------------
Municipal
obligations
---------------------------------------------------------------------------------------------------------------
Investment
company        |X|            |X|      |X|            |X|            |X|            |X|          |X|
Securities
---------------------------------------------------------------------------------------------------------------
Foreign        |X|            |X|      |X|            |X|            |X|            |X|          |X|
securities



---------------------------------------------------------------------------------------------------------------
               Diversified    Equity    Quantitative   International  Diversified    MultiStrategy
Type of        Equity         Income    Equity         Securities     Bond           Bond
portfolio      Fund           Bond      Securities     Fund           Fund           Fund
Security
---------------------------------------------------------------------------------------------------------------
Cash reserves  |X|            |X|       |X|            |X|            |X|           |X|
---------------------------------------------------------------------------------------------------------------
Repurchase                                             |X|            |X|           |X|
agreements(1)
---------------------------------------------------------------------------------------------------------------
When-issued
and forward                                            |X|            |X|           |X|
commitment
securities
---------------------------------------------------------------------------------------------------------------
Reverse
repurchase                                             |X|            |X|           |X|
agreements
---------------------------------------------------------------------------------------------------------------
Lending
portfolio      |X|           |X|       |X|             |X|            |X|           |X|
securities
not to
exceed 33 1/3%
of total
Fund assets
---------------------------------------------------------------------------------------------------------------
Illiquid
securities     |X|           |X|      |X|              |X|            |X|           |X|
limited to
15% of a
Fund's net
assets)
---------------------------------------------------------------------------------------------------------------
Forward
currency                                              |X|             |X|           |X|
contracts(2)
---------------------------------------------------------------------------------------------------------------
Write (sell)
call and put
options on
securities,    |X|           |X|      |X|             |X|             |X|           |X|
securities
indexes and
foreign
currencies(3)
---------------------------------------------------------------------------------------------------------------
Purchase
options on
securities,    |X|           |X|      |X|             |X|             |X|           |X|
securities
indexes, and
currencies(3)
---------------------------------------------------------------------------------------------------------------
Interest rate
futures
contracts,
stock index
futures        |X|           |X|      |X|             |X|             |X|           |X|
contracts,
foreign
currency
contracts and
options on
futures(4)
---------------------------------------------------------------------------------------------------------------
Liquidity      |X|          |X|      |X|              |X|
portfolios


(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) International Securities, Diversified Bond, and Multistrategy Bond Funds each may not invest more than 33% of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

---------------------------------------------------------------------------------------

               Real                     Tax-      Tax-                Tax       Short
               Estate         Emerging  Managed   Managed    Special  Exempt    Term
Type of        Securities     Markets   Large Cap Small Cap  Growth   Bond      Bond
portfolio      Fund           Fund      Fund      Fund       Fund     Fund      Fund
Security
---------------------------------------------------------------------------------------
Cash reserves  |X|            |X|       |X|       |X|        |X|      |X|       |X|

---------------------------------------------------------------------------------------
Repurchase
agreements(1)  |X|            |X|                                     |X|       |X|
---------------------------------------------------------------------------------------
When-issued
and forward    |X|            |X|                                     |X|       |X|
commitment
securities
---------------------------------------------------------------------------------------
Reverse
repurchase     |X|            |X|                                     |X|       |X|
agreements
---------------------------------------------------------------------------------------
Lending
portfolio      |X|            |X|       |X|       |X|        |X|                |X|
securities
not to
exceed 33 1/3%
of total
Fund assets
---------------------------------------------------------------------------------------
Illiquid
securities     |X|           |X|        |X|       |X|        |X|      |X|       |X|
limited to
15% of a
Fund's net
assets)
-----------------------------------------------------------------------------------------
Forward
currency                     |X|                                                |X|
contracts(2)
-----------------------------------------------------------------------------------------
Write (sell)
call and put
options on
securities,    |X|           |X|        |X|       |X|        |X|                |X|
securities
indexes and
foreign
currencies(3)
-----------------------------------------------------------------------------------------
Purchase
options on
securities,    |X|           |X|        |X|       |X|        |X|                |X|
securities
indexes, and
currencies(3)
-----------------------------------------------------------------------------------------
Interest rate
futures
contracts,
stock index
futures        |X|           |X|                                       |X|      |X|
contracts,
foreign
currency
contracts and
options on
futures(4)
------------------------------------------------------------------------------------------
Credit and
liquidity
enhancements                                                           |X|
------------------------------------------------------------------------------------------
Liquidity      |X|          |X|      |X|         |X|         |X|                 |X|
portfolios
------------------------------------------------------------------------------------------



----------------------------------------------------


                     Money      Money         Money
Type of              Market     Market        Market
portfolio            Fund       Fund          Fund
Security
-----------------------------------------------------
Cash reserves
-----------------------------------------------------
Repurchase
agreements(1)        |X|        |X|
 ----------------------------------------------------
When-issued
and forward          |X|        |X|           |X|
commitment
securities
-----------------------------------------------------
Reverse
repurchase           |X|        |X|           |X|
agreements
-----------------------------------------------------
Lending
portfolio            |X|        |X|
securities
not to
exceed 33 1/3%
of total
Fund assets
-----------------------------------------------------
Illiquid
securities
limited to
15% of a
Fund's net
assets)
-----------------------------------------------------
Forward
currency             |X|        |X|           |X|
contracts(2)
-----------------------------------------------------
Write (sell)
call and put
options on
securities,
securities
indexes and
foreign
currencies(3)
-----------------------------------------------------
Purchase
options on
securities,
securities
indexes, and
currencies(3)
-----------------------------------------------------
Interest rate
futures
contracts,
stock index
futures
contracts,
foreign
currency
contracts and
options on
futures(4)
-----------------------------------------------------
Credit and
liquidity
enhancements                                 |X|
-----------------------------------------------------
Liquidity
portfolios


(1)Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2)Emerging Markets and Short Term Bond Funds each may not invest more than one-third of its assets in these contracts.

(3)A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4)A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options
   (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

---------------------------------------------------------------------------------------


               Equity         Equity    Equity    Equity     Interna-  Fixed     Fixed
Type of        I              II        III       Q          tional    Income I  Income III
portfolio      Fund           Fund      Fund      Fund       Fund      Fund      Fund
Security
---------------------------------------------------------------------------------------
Cash reserves  |X|            |X|       |X|       |X|        |X|       |X|       |X|
---------------------------------------------------------------------------------------
Repurchase
agreements(1)                                                |X|       |X|       |X|
---------------------------------------------------------------------------------------
When-issued
and forward                                                  |X|       |X|       |X|
commitment
securities
---------------------------------------------------------------------------------------
Reverse
repurchase                                                   |X|       |X|       |X|
agreements
---------------------------------------------------------------------------------------
Lending
portfolio      |X|            |X|       |X|       |X|        |X|       |X|       |X|
securities
not to
exceed 33 1/3%
of total
Fund assets
---------------------------------------------------------------------------------------
Illiquid
securities     |X|           |X|        |X|       |X|        |X|      |X|       |X|
limited to
15% of a
Fund's net
assets)
-----------------------------------------------------------------------------------------
Forward
currency                                                     |X|     |X|        |X|
contracts(2)
-----------------------------------------------------------------------------------------
Write (sell)
call and put
options on
securities,    |X|           |X|        |X|       |X|        |X|     |X|        |X|
securities
indexes and
foreign
currencies(3)
-----------------------------------------------------------------------------------------
Purchase
options on
securities,    |X|           |X|        |X|       |X|        |X|     |X|        |X|
securities
indexes, and
currencies(3)
-----------------------------------------------------------------------------------------
Interest rate
futures
contracts,
stock index
futures        |X|           |X|        |X|      |X|        |X|     |X|         |X|
contracts,
foreign
currency
contracts and
options on
futures(4)
------------------------------------------------------------------------------------------
Liquidity      |X|          |X|      |X|         |X|         |X|
portfolios
------------------------------------------------------------------------------------------


(1)Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2)International Securities, Fixed Income I and Fixed Income III Funds each may not invest more than 25% of its assets in these contracts.

(3)A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.

(4)A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options
   (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.


   Cash Reserves. Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds and the Funds investing in them treat such investments as the purchase and redemption of the money market funds' shares. Any fund investing in a money market fund pursuant to those procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the shares of the money market fund that are held by shareholders that are not Funds. Funds investing in a money market fund effectively do not pay an advisory or administrative fee to a money market fund and thus do not pay duplicative advisory or administrative fees, as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.

   Liquidity Portfolio. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may effect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

   The holding of significant amounts of cash is contrary to the investment objectives of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, International, Diversified Equity, Special Growth, Equity Income, Quantitative Equity and International Securities Funds. The more cash these Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks.

   A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create an equity exposure for cash reserves through the use of options and futures contracts. This will enable the Funds to hold cash while receiving a return on the cash which is similar to holding equity securities.

   Money Market Instruments. The Money Market, US Government Money Market and Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of the Funds will invest in securities maturing within 397 days or less at the time from the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each Fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

   Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

   The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

CERTAIN INVESTMENTS.

   Repurchase Agreements. A Fund may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Funds' money managers.

   Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

   High Risk Bonds. The Funds, other than the Fixed Income III and Multistrategy Bond Funds, do not invest assets in securities rated less than BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade." The Funds, other than the Emerging Markets, Fixed Income III and Multistrategy Bond Funds, will dispose of securities which they have purchased which drop below these minimum ratings.

   Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

   Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

   Risk Factors. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

   In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's shares.

   Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

   The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

   Illiquid Securities. The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

   The guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

   Delayed Delivery Transactions. A Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" or "when-issued" transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

   Lending Portfolio Securities. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by the Custodian, for which it may receive an asset-based fee), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

   Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

   FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

   Options And Futures. The Funds, other than the Money Market, US Government Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that the Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

   Options On Securities And Indexes. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

   An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

   A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

   A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

   If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

   To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

   Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

   A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

   The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

   Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

   If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

   There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

   As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

   If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

   Options On Foreign Currency. A Fund may purchase and write put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-trade options.

   Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

   Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

   As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

   A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with the Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered."

   When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

   A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

   Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

   Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

   When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

   When selling a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

   When selling a call option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

   When selling a put option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

   In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

   The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

   Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

   Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

   There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

   Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

   Hedging Strategies. Stock index futures contracts may be used by the Equity I, Equity II, Equity III, Equity Q, International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Small Cap, and International Securities Funds as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves always will be fully exposed to equity market performance.

   Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

   The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

   When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

   Foreign Currency Futures Contracts. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

   A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

   The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

   Risk Factors. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

   In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

   Forward Foreign Currency Exchange Transactions. The Funds may engage in forward foreign currency exchange transactions to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency--for example, to exchange a certain amount of US dollars for a certain amount of Japanese yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If a Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

   At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

   The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

   If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

   Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

   The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

   A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

   Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

   Depository Receipts. A Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

   ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

   Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Term Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund.

   Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

   US Government Obligations. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years;
(2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

   Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

   The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

   Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

   Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

   Mortgage-Related   And  Other   Asset-Backed   Securities.   The  forms  of
mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

   Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

   Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

   Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

   Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

   Loan Participations. The Fixed Income III and Multistrategy Bond Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale.

   Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

      Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

        GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

        REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

        INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

      Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

        TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

        BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

        REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

        CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

        PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

        TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

        TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

        TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

        A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund shares, or (3) to maintain the required quality of its investment portfolios.

        The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

      DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

      The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

      The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

    Interest  Rate  Transactions.  The Fixed  Income  III,  Short  Term Bond and
Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

   A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

   Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

   Investment In Emerging Markets. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar.
Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

   Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

   Other Debt Securities. Multistrategy Bond and Fixed Income III
Funds may invest in debt securities issued by supranational organizations such as:

      The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

      The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

      The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

      The  Asian   Development  Bank  --  An   international   development  bank
   established  to  lend  funds,   promote   investment  and  provide  technical
   assistance to member nations in the Asian and Pacific regions.

   Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

   Brady Bonds. The Fixed Income III, Multistrategy Bond, International Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

   Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                     TAXES

    Distributions

    Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

    Distributions of Capital Gains. The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gains realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.

    Information on the Tax Character of Distributions. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund's shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a Fund.

    Taxes

    Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of a Fund's available earnings and profits.

    Excise Tax Distribution Requirements. The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

    Redemption of Fund Shares. Redemptions and exchanges of a Fund's shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

    All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you purchase other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

    US Government Obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the US government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by US government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

    Dividends-Received Deduction For Corporations. Distributions from Diversified Equity, Equity Income, Quantitative Equity, Real Estate Securities, Special Growth, Tax-Managed Large Cap, Tax-Managed Small Cap, Equity I, Equity II, Equity III and Equity Q Funds may qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by such Funds from domestic (US) sources. The Fund will send to shareholders statements each year advising the amount of the dividend income which qualifies for such treatment. All dividends, including those which qualify for the dividends-received deduction, must be included in your alternative minimum taxable income calculation.

    Effect of Foreign Investments on Distributions. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by Funds which invest in foreign securities. Similarly, foreign exchange losses realized by such Funds on the sale of debt instruments are generally treated as ordinary losses. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce such Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce such Fund's ordinary income distributions to you, and may cause some or all of such Fund's previously distributed income to be classified as a return of capital.

    The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, such Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your US federal income tax. Each of these Funds will provide you with the information necessary to complete your individual income tax return if such election is made.

    If a Fund invests in an entity that is classified as a "passive foreign investment company" (a "PFIC") for federal income tax purposes, the application of certain provisions of the Code (applying to PFICs) could result in the imposition of certain federal income taxes to the Fund. Under the Code, a Fund can elect to mark-to-market their PFIC holdings in lieu of paying taxes on gains or distributions therefrom. In addition, Emerging Markets Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as PFICs under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives may be subject to a nondeductible federal income tax at the Fund level, whether or not the corresponding income is distributed to you. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the fund. In some cases, Emerging Markets Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Emerging Markets Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances. Investment income received from sources within foreign countries may be subject to foreign income taxes withheld at the source. The US has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate on such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of assets invested within various countries is not known.

    Exempt Interest Dividends. The Tax Exempt Bond Fund and Tax Free Money Market Fund do not intend to purchase any municipal obligations required, in the opinion of bond counsel, to be treated as a preference item by shareholders when determining their alternative minimum tax liability. Exempt income paid by the Funds is includable in the tax base for determining the extent to which a shareholder's Social Security or railroad retirement benefits will be subject to federal income tax. The Code also provides that interest on indebtedness incurred, or continued, to purchase or carry Tax Exempt Bond Fund and Tax Free Money Market Fund shares, is not deductible; and that persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds may not be able to treat the dividends paid by either Fund as tax free. Such persons should consult their tax advisers before purchasing shares of the Tax Exempt Bond Fund or Tax Free Money Market Fund.

    Investment in Complex Securities. The Funds may invest in complex securities. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to a Fund or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

   From November 1, 1998 to December 31, 1998, the Real Estate Securities Fund, Emerging Markets Fund, Special Growth Fund, Short Term Bond Fund, Money Market Fund, US Government Money Market Fund, Tax Free Money Market Fund and the Multistrategy Bond Fund incurred net realized capital losses of $2,518,944, $14,723,700, $157,599, $5,555, $5,784, $545, $884 and $838,719, respectively. As permitted by tax regulations, the Real Estate Securities Fund, Emerging Markets Fund, Special Growth Fund, Short Term Bond Fund, Money Market Fund, US Government Money Market Fund, Tax Free Money Market Fund and the Multistrategy Bond Fund intend to elect to defer these losses and treat them as arising in the year ending December 31, 1999.

At December 31, 1998, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

FUND                     12/31/99  12/31/2002     12/31/2003     12/31/2004     12/31/2005     12/31/2006     TOTALS

Real Estate Securities   --        --             --             --             --             $ 2,693,062    $ 2,693,062
Emerging Markets         --        --             $2,887,175     $  348,806     --              56,335,864     59,571,845
Tax-Managed Large
Cap (formerly Equity T)  --        --             --             --             --                 655,722        655,722
Short Term Bond          --        $3,290,212        698,949      1,746,912     $574,853       --               6,310,926
Tax Exempt Bond          $383,404     345,504        110,634         15,075     --                 141,152        995,769
Money Market             --        --                 41,009            814     --                   3,245         45,068
US Government            --        1,309               4,913          3,331        1,570               762         11,885
Money Market
Tax Free Money Market    --        --             --             --                1,583             4,102          5,685
International
Securities               --        --             --             --             --                2,107,743      2,107,743


                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

    Alliance Capital Management L.P. is a limited partnership whose (i) general partner is a wholly owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

    Barclays Global Fund Advisors N.A. is an indirect, wholly owned subsidiary of Barclays Bank PLC.

    Equinox Capital Management, Inc. is a registered investment adviser with majority ownership held by Ron Ulrich.

    Jacobs Levy Equity Management, Inc. is 100% owned by Bruce
Jacobs and Kenneth Levy.

    Lincoln Capital Management Company is a division of Lincoln Capital Management Company, and is a registered investment adviser with majority ownership held by Dave Flower, Jay Freedman, Parker Hall, Richard Knee, Ken Meyer and Ray Zemon.

    Marsico Capital Management, LLC is owned 50% by Marsico Management Holdings, LLC and 50% by TFM Holdings, LLLP. Marsico Management Holdings is a wholly owned subsidiary of NationsBank, N.A. that in turn is a wholly owned subsidiary of Bank of America. TFM Holdings, LLLP is a Colorado limited liability limited partnership whose sole general partner is TFM Managers, Inc. that is wholly owned by Thomas F. Marsico.

    Peachtree Asset Management is division of SSBC Fund Management LLC. SSBC Fund Management is owned 100% by Salomon Smith Barney
Inc. which is a wholly owned subsidiary of Citigroup Inc.

    Sanford C. Bernstein & Co., Inc. is a registered investment adviser. Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman
C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

    Suffolk Capital Management, Inc. is a registered investment adviser and a wholly owned subsidiary of United Asset Management
Company, a publicly traded corporation.

    Trinity Investment Management Corporation is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.

                          EQUITY INCOME FUND

    Equinox Capital Management, Inc. See: Diversified Equity Fund.

    Trinity Investment Management Corporation. See: Diversified
Equity Fund.

    Westpeak Investment Advisors, L.P. is a registered investment adviser that is directly controlled by Metropolitan Life
Insurance Company.

                       QUANTITATIVE EQUITY FUND

    Barclays Global Fund Advisors. See: Diversified Equity Fund.

    Franklin Portfolio Associates LLC is a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank Corporation.

    J.P. Morgan Investment Management, Inc. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

    Jacobs Levy Equity Management, Inc. See: Diversified Equity
Fund.

                     INTERNATIONAL SECURITIES FUND

    Delaware International Advisers Limited is an investment adviser whose ultimate parent is Lincoln National Corporation, a publicly traded company.

    Fidelity Management Trust Company is a bank, as defined in the Investment Advisors Act of 1940, and is a wholly owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

    J.P. Morgan Investment Management, Inc. See: Quantitative
Equity Fund.

    Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan,
Arthur M. Tyson and Theordore J. Tyson.

    Montgomery Asset Management LLC is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

    Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

    Sanford C. Bernstein & Co., Inc. See: Diversified Equity Fund.

    The Boston Company Asset Management, Inc. is 100% owned by
Mellon Bank Corporation, a publicly held corporation.

                         DIVERSIFIED BOND FUND

    Lincoln Capital Management Company. See: Diversified Equity
Fund.

    Pacific Investment Management Company is a subsidiary partnership of PIMCO Advisers L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO managing directors.

    Standish,   Ayer  &  Wood,  Inc.'s  ownership  is  divided  among  seventeen directors, with no director having more than a 25% ownership interest.

                        MULTISTRATEGY BOND FUND

    Credit Suisse Asset Management is a general partnership of Credit Suisse Capital Corporation ("CS Capital") and Basic Appraisals, Inc. ("Basic"). CS Capital is an 80% partner and is a wholly owned subsidiary of Credit Suisse Investment Corporation, which is in turn a wholly owned subsidiary of Credit Suisse, a Swiss bank, which is in turn a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic, the 20% partner. BEA Associates is a registered investment adviser.

    Pacific Investment Management Company. See: Diversified Bond
Fund.

    Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                      REAL ESTATE SECURITIES FUND

    Cohen & Steers Capital Management is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

    AEW Capital Management, L.P. is a wholly owned affiliate of New England Investment Companies, L.P. ("NEIC"). NEIC is a publicly held limited partnership. Metropolitan Life Insurance Company, a publicly held corporation, owns approximately 53% of NEIC. AEW Capital Management, Inc., a wholly owned subsidiary of NEIC, is the general partner, and NEIC is the sole limited partner, of AEW Capital Management, L.P.

                         EMERGING MARKETS FUND

    Foreign & Colonial Emerging Markets Limited, an investment adviser registered with the United Kingdom Investment Management Regulatory Organisation, is a wholly owned subsidiary of Hypo Foreign & Colonial Management (Holding) Limited ("HFCM"), the holding company of the Foreign & Colonial Group of Fund managers which manages $40 billion worldwide. HFCM is controlled by Bayerische Hypo-und Vereinsbank AG, the second largest commercial bank in Germany.

    Genesis Asset Managers, Ltd. is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd., is controlled 55% by management and assorted interests, and the balance held by outside shareholders, with the largest single holding being 15%.

    J.P. Morgan Investment Management Inc. See: Quantitative
Equity Fund.

    Montgomery Asset Management LLC. See:  International
Securities Fund.

    Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur E. Nicholas.

    Sanford C. Bernstein & Co. Inc. See: Diversified Equity Fund.

    Schroders  Capital  Management   International  Limited  is  100%  owned  by
Schroders plc, which is publicly traded on the London Stock Exchange.

                      TAX-MANAGED LARGE CAP FUND

    J.P. Morgan Investment Management Inc. See: Quantitative
Equity Fund.

                      TAX-MANAGED SMALL CAP FUND

    Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E. Terker, each owning 50% of the firm. Money management is the principal occupation of both.

                          SPECIAL GROWTH FUND

    Delphi Management, Inc. is 100% owned by Scott Black.

    Fiduciary International, Inc., an investment adviser registered with the SEC, is an indirect wholly owned subsidiary of Fiduciary Trust Company International, a New York state chartered bank.

    GlobeFlex Capital, L.P. is a California limited partnership and an SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

    Jacobs Levy Equity Management, Inc. See:  Diversified Equity
Fund.

    Sirach Capital Management, Inc. is a wholly owned subsidiary of United Asset Management Company, a publicly traded corporation.

    Wellington Management Company LLP is a private Massachusetts limited liability partnership of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John
R. Ryan.

    Westpeak Investment Advisors, L.P. See: Equity Income Fund.

                         TAX EXEMPT BOND FUND

    MFS Institutional Advisors, Inc. is a wholly owned, indirect subsidiary of Sun Life Assurance Company of Canada (US), a mutual insurance company.

    Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                         SHORT TERM BOND FUND

    BlackRock Financial Management is a wholly owned indirect subsidiary of PNC Bank.

    Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

    STW Fixed Income Management Ltd. is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                           MONEY MARKET FUND

    Frank Russell Investment Management Company is a registered investment adviser wholly owned by Frank Russell Company which is a subsidiary of The Northwestern Mutual Life Insurance Company.

                    US GOVERNMENT MONEY MARKET FUND

    Frank Russell Investment Management Company. See: Money Market
Fund.

                      TAX FREE MONEY MARKET FUND

    Weiss, Peck & Greer, L.L.C. is a registered investment adviser and a wholly owned subsidiary of Robeco Groep N.V.

                             EQUITY I FUND

    Alliance Capital Management L.P.  See: Diversified Equity
Fund.

    Barclays Global Fund Advisors. See: Diversified Equity Fund.

    Equinox Capital Management, Inc. See: Diversified Equity Fund.

    Jacobs Levy Equity Management Inc. See: Diversified Equity
Fund.

    Lincoln Capital Management Company. See: Diversified Equity
Fund.

    Marsico Capital Management, LLC. See: Diversified Equity Fund

    Peachtree Asset Management. See: Diversified Equity Fund.

    Sanford C. Bernstein & Co., Inc. See: Diversified Equity Fund.

    Suffolk Capital Management, Inc. See: Diversified Equity
Fund.

    Trinity Investment Management Corporation. See: Diversified
Equity Fund.

                            EQUITY II FUND

    Delphi Management, Inc. See: Special Growth Fund.

    Fiduciary International, Inc. See: Special Growth Fund.

    GlobeFlex Capital, L.P. See: Special Growth Fund.

    Jacobs Levy Equity Management Inc. See: Diversified Equity
Fund.

    Sirach Capital Management, Inc. See: Special Growth Fund.

    Wellington Management Company LLP. See: Special Growth Fund.

    Westpeak Investment Advisors, L.P. See: Equity Income Fund.

                            EQUITY III FUND

    Equinox Capital Management, Inc. See: Diversified Equity Fund.

    Trinity Investment Management Corporation. See: Diversified
Equity Fund.

    Westpeak Investment Advisors, L.P.  See: Equity Income Fund.

                             EQUITY Q FUND

    Barclays Global Fund Advisors. See: Diversified Equity Fund.

    Franklin Portfolio Associates LLC. See: Quantitative Equity
Fund.

    J.P. Morgan Investment Management, Inc. See: Quantitative
Equity Fund.

    Jacobs Levy Equity Management Inc. See: Diversified Equity
Fund.

                          INTERNATIONAL FUND

    Delaware International Advisers Limited. See: International
Securities Fund.

    Fidelity Management Trust Company. See: International
Securities Fund.

    J.P. Morgan Investment Management, Inc. See: Quantitative
Equity Fund.

    Mastholm Asset Management, LLC. See: International Securities
Fund.

    Montgomery Asset Management, LLC. See: International
Securities Fund.

    Oechsle International Advisors, LLC. See: International
Securities Fund.

    Sanford C. Bernstein & Co., Inc. See:  Diversified Equity Fund

    The Boston Company Asset Management, Inc. See: International
Securities Fund.

                          FIXED INCOME I FUND

    Lincoln Capital Management Company. See: Diversified Equity
Fund.

    Pacific Investment Management Company. See: Diversified Bond
Fund.

    Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                         FIXED INCOME III FUND

    Credit Suisse Asset Management. See: Multistrategy Bond Fund.

    Pacific Investment Management Company. See: Diversified Bond
Fund.

    Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

                    RATINGS OF DEBT INSTRUMENTS


CORPORATE AND MUNICIPAL BOND RATINGS.

   MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier I indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

   STANDARD & POOR'S RATINGS GROUP ("S&P"):

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

     BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

     B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

     D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

   MOODY'S:

     Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

   Symbols used are as follows:

      MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

      MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

   S&P:

      A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

        -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

        -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

      Note rating symbols are as follows:

      SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

      SP-2--Satisfactory capacity to pay principal and interest.

      S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

        The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating, addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-I+") or if the nominal maturity is short, a rating of "SP-I+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

   MOODY'S:

   Commercial paper rated Prime by Moody's is based upon its evaluation of many factors, including: (1) management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial paper is rated Prime-1, Prime-2, or Prime-3.

   Prime-1 - indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternative liquidity.

   Prime-2 - indicates a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

   S&P:

   Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2, or A-3.

   A-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

   A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

   DUFF & PHELPS, INC.:

   Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

   Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

   The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional 'I' category. The majority of short-term debt issuers carries the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of 'I +'
   (one plus) and 'I (one minus) to assist investors in recognizing those differences.

   Duff 1+--Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short- term obligations.

   Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

   Duff 2--High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors.
   Risk factors are very small.

   Good Grade

   Duff 2--Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

   Satisfactory Grade

   Duff 3--Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

   Non-Investment Grade

   Duff 4--Speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

   Default

   Duff 5--Issuer failed to meet scheduled principal and/or interest payments.

   IBCA, INC.:

   In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

   IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

   Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While this confidential data cannot be disclosed in reports, it is taken into account when assigning ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised.

   IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

   A1+ -- Obligations supported by the highest capacity for timely repayment.

   A1 -- Obligations supported by a very strong capacity for timely repayment.

   A2 -- Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

   B1 -- Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

   B2 -- Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

   C1 -- Obligations for which there is an inadequate capacity to ensure timely repayment.

   D1 -- Obligations which have a high risk of default or which are currently in default.

   FITCH INVESTORS SERVICE, INC. ("FITCH"):

   Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes.

   The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

   Fitch short-term ratings are as follows:

   F-1+ -- Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

   F-1 -- Very strong credit quality. Issues assigned this rating, reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

   F-2 -- Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F- 1 +' and 'F- 1' ratings.

   F-3 -- Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

   F-5 -- Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

   D -- Default. Issues assigned this rating are in actual or imminent payment default.

THOMSON BANKWATCH ("TBW") SHORT-TERM RATINGS:

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

These ratings are derived exclusively from a quantitative analysis of publicly available information. Qualitative judgments have not been incorporated. The ratings are intended to be applicable to all operating entities of an organization but there may be in some cases more credit liquidity and/or risk in one segment of the business than another.

The TBW short-term rating applies only to unsecured instruments that have a maturity of one year or less, and reflects the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-l."

TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.


FINANCIAL STATEMENTS

The 1998 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement of Additional Information and are incorporated herein by reference.

                             GLOSSARY

   Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank demonimated is US dollars and held in the United States.

   Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

   Board -- The Board of Trustees of FRIC.

   Cash reserves -- The Funds, other than the Money Market Funds, are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to a Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.

   Code -- Internal Revenue Code of 1986, as amended.

   Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

   Covered  call  option  -- A call  option  is  "covered"  if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

   Covered put option -- A put option is "covered" if the Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

   Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

   Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

   Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

   Distributor -- Russell Fund Distributors, Inc., the organization that sells the shares of the Funds under a contract with FRIC.

   Eligible Investors -- Institutional investors and Financial Intermediaries that invest in the Funds for their own accounts or in a fiduciary or agency capacity, and that have been selected by FRIMCo or by FRIC's Distributor, and institutions or individuals who have acquired Fund shares through such institutions or Financial Intermediaries, and trustees, officers, employees and certain third-party contractors of FRIC and its affiliates and their spouses and children.

   Emerging market companies -- A company in an emerging market means (i) a company whose securities are traded in the principal securities market of an emerging market country; (ii) a company that (alone or on a consolidated basis) derives 50% or more of its total revenue from goods produced, sales made or services performed in emerging market countries; or (iii) a company organized under the laws of, and with a principal office in, an emerging market country.

   Equity  derivative  securities  -- These  include,  among other  instruments,
options  on  equity  securities,   warrants  and  futures  contracts  on  equity
securities.

   Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

   FNMA -- Federal National Mortgage Association.

   Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

   Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

   FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC

   FRIMCo -- Frank Russell Investment Management Company, FRIC's administrator, manager and transfer and dividend paying agent.

   Funds -- The 32 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

   Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

   GNMA -- Government National Mortgage Association

   Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the 1933 Act. These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

   Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

   IRS -- Internal Revenue Service

   Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Emerging Markets, Special Growth, Tax-Managed Large Cap, Equity I, Equity II, Equity III, Equity Q and International Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

   Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

   Moody's -- Moody's Investors Service, Inc., an NRSRO

   Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

   NASD -- National Association of Securities Dealers, Inc.

   Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its shares that are outstanding.

   NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

   NYSE -- New York Stock Exchange

   Options  on  securities,  securities  indexes  and  currencies  -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

   PFIC-- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

   Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

   REITs -- Real estate investment trusts

   Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

   Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

   The Rule -- Rule 2a-7 under the 1940 Act, which governs the operations of the Money Market Funds

   Russell 1000(R) Index. The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

   Russell -- Frank Russell Company, consultant to FRIC and to the
Funds

   S&P -- Standard & Poor's Ratings Group, an NRSRO

   S&P 500 -- Standard & Poor's 500 Composite Price Index

   SAI -- FRIC's Statement of Additional Information.

   SEC -- US Securities and Exchange Commission

   Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.

   Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

   US -- United States

   US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

   Variable amount demands master notes -- These notes represent borrowing arrangements between commercial paper issuers and institutional lenders, such as the Funds.

   Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

   Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

   1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

   1933 Act -- The Securities Act of 1933, as amended.


                   FRANK RUSSELL INVESTMENT COMPANY
                             909 A Street
                       Tacoma, Washington 98402
                       Telephone (800) 972-0700

                     In Washington (253) 627-7001

                             LIFEPOINTS(R) FUNDS AND
                          LIFEPOINTS TAX-MANAGED FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                           December 1, 1999


   Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers shares of beneficial interest in the Funds in multiple separate prospectuses.

   This Statement of Additional Information ("Statement" or "SAI") describes the Class C, Class D and Class E Shares of the LifePoints Funds and the Class C and Class S Shares of the LifePoints Tax-Managed Funds listed below (the "Fund of Funds"), each of which invests in different combinations of other Funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.


              FUND                 INCEPTION DATE   PROSPECTUS DATE
        LifePoints Funds
      Equity Aggressive Strategy    September 30,     December 1, 1999
          Fund*                         1997
       Aggressive Strategy Fund     September 16,     December 1, 1999
                                        1997
        Balanced Strategy Fund      September 16,     December 1, 1999
                                        1997
        Moderate Strategy Fund     October 2, 1997    December 1, 1999
       Conservative Strategy Fund November 7, 1997    December 1, 1999

  LifePoints Tax-Managed Funds
  Tax-Managed Equity Aggressive    January 1, 2000    December 1, 1999
          Strategy Fund
 Tax-Managed Aggressive Strategy   January 1, 2000    December 1, 1999
              Fund
  Tax-Managed Moderate Strategy    January 1, 2000    December 1, 1999
              Fund
    Tax-Managed Conservative       January 1, 2000    December 1, 1999
          Strategy Fund

      * Prior to May 1, 1999, this Fund was known as Equity Balanced Strategy Fund.

   The Underlying Funds in which the Fund of Funds currently invest commenced operations on the dates indicated below:


                  FUND                       INCEPTION DATE

         Diversified Equity Fund              September 5, 1985

           Special Growth Fund                September 5, 1985

        Quantitative Equity Fund              May 15, 1987

      International Securities Fund           September 5, 1985

          Diversified Bond Fund               September 5, 1985

          Short Term Bond Fund                October 30, 1981

         Multistrategy Bond Fund              January 29, 1993

       Real Estate Securities Fund            July 28, 1989

          Emerging Markets Fund               January 29, 1993

  Tax-Managed Large Cap Fund (formerly        October 7, 1996
           Equity T Fund)

       Tax-Managed Small Cap Fund             December 1, 1999


          Tax Exempt Bond Fund                September 5, 1985

       Tax Free Money Market Fund             May 8, 1987

   The LifePoints Funds had aggregate net assets of approximately $647 million on August 16, 1999. The LifePoints Tax-Managed Funds did not commence operations prior to the date of this Statement of Additional Information.

   This Statement is not a Prospectus; the Statement should be read in conjunction with the LifePoints Funds' and the LifePoints Tax-Managed Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

   Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

     This Statement incorporates by reference the LifePoints Funds Annual Report to Shareholders for the year ended December 31, 1998 and the LifePoints Funds' Semi-Annual Report to Shareholders for the period ended June 30, 1999. Copies of the LifePoints Funds' Annual Report and Semi-Annual Report accompany this Statement. The LifePoints Tax-Managed Funds did not commence operations prior to the date of this Statement of Additional Information and therefore have not yet issued an Annual Report to shareholders.

                                TABLE OF CONTENTS

       CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE
                                 DEFINED IN THE
                        GLOSSARY, WHICH BEGINS ON PAGE 51

                                                                    Page

STRUCTURE AND GOVERNANCE........................................
    Organization and Business History...........................
    Shareholder Meetings........................................
    Controlling Shareholders....................................
    Trustees and Officers.......................................

OPERATION OF THE TRUST..........................................
    Service Providers...........................................
    Consultant..................................................
    Advisor and Administrator...................................
    Money Managers..............................................
    Distributor.................................................
    Custodian...................................................
    Transfer and Dividend Disbursing Agent......................
    Order Placement Designees...................................
    Independent Accountants.....................................
    Plan Pursuant to Rule 18f-3.................................
    Distribution Plan...........................................
    Shareholder Services Plan...................................
    Underlying Fund Expenses....................................
    Fund of Funds Operating Expenses............................
    Valuation of the Fund of Fund  Shares.......................
    Pricing of Securities.......................................
    Portfolio Turnover Rates of the Fund of Funds...............
    Portfolio Transaction Policies of the Underlying Funds......
    Brokerage Allocations.......................................
    Brokerage Commissions.......................................
    Yield and Total Return Quotations...........................

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF
FUNDS...........................................................
    Investment Restrictions.....................................
    Investment Policies and Practices of the Funds of Funds.....

INVESTMENT POLICIES OF THE UNDERLYING FUNDS.....................
TAXES...........................................................
MONEY MANAGER INFORMATION FOR UNDERLYING FUNDS..................
RATINGS OF DEBT INSTRUMENTS.....................................
GLOSSARY........................................................

                            STRUCTURE AND GOVERNANCE


   ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation in October 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

   FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the shares of FRIC or the Fund, respectively.

   FRIC is authorized to issue shares of beneficial interest, and may divide the shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The amended Master Trust Agreement provides that a shareholder may be required to redeem shares in a Fund under circumstances set forth in the Master Trust Agreement.

   FRIC Funds are authorized to issue shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Each of the LifePoints Funds described in this Statement offers shares of beneficial interest in the Class C, Class D, Class E and Class S Shares. The Class C, Class D and Class E Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class D Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Each of the LifePoints
Tax-Managed Funds described in this statement offers shares of beneficial interest in the Class C and Class S Shares. The Class C Shares are subject to a shareholder servicing fee of up to .25% and a Rule 12b-1 fee of .75%. Unless otherwise indicated, "shares" in this Statement refers to the Class C, Class D and Class E Shares of the LifePoints Funds and Class C and Class S Shares of the LifePoints Tax-Managed Funds.

   Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

   Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

   SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of the outstanding shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding shares by giving notice of the special meeting to shareholders. Each shares of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

   CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

   The following shareholders owned 5% or more of the voting shares of FRIC or of the Funds at August 16, 1999:

   Aggressive Strategy - Class D: Columbus Circle Trust Co., 1 station Place Metro Center, Stamford, CT 06902, 6.24%, record; Levin, Ford & Paulekas, LLP, 401(k) Plan, One State St., Hartford, CT 06103-3100, 9.76%, record; Webster Trust Co. TTEE, For Beecher & Bennett 401(k) PSP, Attn: Christopher Rand, 346 Main St., Kensington, CT 06037-2652, 12.43%, record; Rosen Enterprises, Inc. 401(k), Retirement Savings Plan, 7 Taylor Rd., Enfield, CT 06082-4001, 9.71%, record; Standard-Knapp, Inc., Profit Sharing & Savings Plan, 127 Main St., Portland, CT 064810-1860, 12.93%, record; Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 48.54%, record.

   Aggressive Strategy - Class E: Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery St., San Francisco, CA 94104-4122, 8.57%, record.Board of Pensions of the Church of God Inc. TTEES, Church of God Pension Plan, Attn: Doug Hamlin, PO Box 2559, Anderson, IN 46018-2559, 11.91%, record.

   Aggressive Strategy Fund - Class C: Center for Digestive Health Inc., 401(k) Profit Sharing Plan, Neil A. Jacobson TTEE, FBO Richard P. Rood, 155 Valencia Circle, Orange Village, OH 44022-1562, 5.29%, record; Center for Digestive Health Inc., 401(k) PSP, Neil A. Jacobson, TTEE, FBO Neil A Jacobson, 30949 Gates Mills Boulevard, Pepper Pike OH 44124-4358, 9.46%, record.

   Equity Aggressive Strategy - Class D: Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 16.60%, record; Hall Estill PSP & 401(k) Plan, c/o Bank of Oklahoma,
Attn: Paula Jackson, PO Box 880, Tulsa, OK 74101-0880, 11.40%, record; Investors Bank & Trust Co., c/o Diversified Investment Adv. Inc., Attn: Transfer Agency Group, 4 Manhattanville Rd., Purchase, NY 10577-2119, 65.17%, record.

   Equity Aggressive Strategy - Class E: Board of Pensions of the Church of God Inc. TTEES, Church of God Pension Plan, Attn: Doug Hamlin, PO Box 2559, Anderson, IN 46018-2559, 8.30%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, CA 94104-4122, 10.37%, record; ; E Entertainment Television Inc., Keysop FBO Jarl Mohn SARS, 1418 Monte Grande Pl., Pacific Palisades, CA 90272-1913, 12.84%, record;Capinco/Sargento Firstar Trust Company FBO Sargento, Attn: Income/Mutual Funds Dept., PO Box 1787, Milwaukee, WI 53201-1787, 22.98%, record.

   Equity Aggressive Strategy Fund - Class C: Timothy McCormick 403 (b), 71 Misty Pine Rd., Fairport, NY 14450-2656, 16.56%, record; Center for Digestive Health Inc., 401(k) PSP, Neil A. Jacobson, TTEE, FBO Neil A. Jacobson, 30949 Gates Mills Boulevard, Pepper Pike, OH 44124-4358, 20.15%, record.

   Conservative Strategy - Class D: Webster Trust Co. TTEE, For Beecher & Bennett 401(k) PSP, Attn: Christopher Rand, 346 Main St., Kensington, CT 06037-2652, 7.08%, record; Hall Estill PSP & 401(k) Plan, c/o Bank of Oklahoma,
Attn: Paula Jackson, PO Box 880, Tulsa, OK 74101-0880, 18.98%, record; Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 69.19%, record.

   Conservative Strategy - Class E: E Entertainment Television Inc., Keysop, FBO David T Cassaro Sars, 75 Brook St., Garden City, NY, 11530-6312, 7.26%, record; FTC & Co. Datalynx # T03, FBO Wesleyan Pension Plan 403 (b), PO Box 173736, Denver, CO 80217-3736, 9.13%, record; Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery St., San Francisco, CA 94104-4122, 9.94%, record; Board of Pensions of the Church of God Inc. TTEES, Church of God Pension Plan, Attn: Doug Hamlin, PO Box 2559, Anderson, IN 46018-2559, 15.14%, record.

   Conservative Strategy - Class C: State Street Bank & Trust Co., Cust. for the IRA of FBO Gordon Paquin, P.O. Box 60, Elwood, IN 46036-0060, 5.10%, record; Donaldson Lufkin Jenrette Securities Corporation, Inc., P.O. Box 2052, Jersey City, NJ 07303-2052, 8.36%, record; Martin Ryan & Frank Kenny Trustees, Ryan Engineering Inc., 141 S. Maple Ave., San Fransisco, CA 94080-6303, 8.59%, record; Donaldson Lufkin Jenrett Securities Corporation, Inc., P.O. Box 2052, Jersey City, NJ 07303-2052, 8.63%, record; State Street Bank & Trust Co., Cust. for the IRA of FBO Yik Lau Lip, 1024 E. 53rd Street, Anderson, IN 46013-2814, 9.95%, record; Alan E. Potter, Madeline E. Potter JT TEN, 448 Edgetree Dr., Murrysville, PA 15668-1203, 12.11%, record; Keneth Myers Trustee, Stan Karteeni Living Trust, UA dated 06/14/1991, P.O. Box 322, Sweetser, IN 46987-0322, 14.54%, record; Marie I. Latendresse, c/o St. Joseph Ctr., 1440 W. Division Rd., Tipton, IN 46072-8584, 19.19%, record.

   Moderate Strategy - Class D: Rosen Enterprises Inc., 401(k) Retirement Savings Plan, 7 Taylor Rd., Enfield, CT 06082-4001, 5.51%, record; Hall Estill PSP & 401(k) Plan, c/o Bank of Oklahoma, attn: Paula Jackson, P.O. Box, Tulsa, OK 74101-0880, 19.31%, record; Maltrust & Co., c/o Eastern Bank & Trust AM & M,
Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 70.06%, record.

   Moderate Strategy - Class E: Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery St., San Francisco, CA 94104-4122, 9.79%, record; FTC & Co. Datalynx # T03, FBO Wesleyan Pension Plan 403 (b), PO Box 173736, Denver, CO 80217-3736, 12.35%, record;Board of Pensions of the Church of God Inc. TTEES, Church of God Pension Plan, Attn: Doug Hamlin, PO Box 2559, Anderson, IN 46018-2559, 24.64%, record.

   Moderate Strategy Fund - Class C: State Street Bank & Trust Co., Cust. For the Rollover IRA of Eleanor M. Kawka, 40 Wanda St., Rochester, NY 14621-2418, 8.30%, record; State Street Bank & Trust Co., Cust. for the Rollover IRA of Connie P Johnson, 575 Post Ave., Rochester, NY 14619-2060, 5.41%, record; Painewebber for the Benefit of Painewebber CDN FBO Irene Collins, PO Box 3321, Weehawken, NJ 07087-8154, 5.23%, record. Marian A. Cuthbert, 11905 Castelgate Ct., Rockville, MD 20852-4895, 11.45%, record.

   Balanced Strategy - Class D: Webster Trust Co. TTEE, For Beecher & Bennett 401(k) PSP, Attn: Christopher Rand, 346 Main St., Kensington, CT 06037-2652, 9.65%, record; Rosen Enterprises Inc. 401(k), Retirement Savings Plan, 7 Taylor Rd., Enfield CT 06082-4001, 8.10%, record; Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 58.47%, record.

   Balanced Strategy - Class E: Charles Schwab & Co., Inc., Special Custody Account for the Exclusive Benefit of Customers, Attn: Mutual Funds, 101 Montgomery St., San Francisco, CA 94104-4122, 6.59%, record; Board of Pensions of the Church of God Inc. TTEES, Church of God Pension Plan, Attn: Doug Hamlin, PO Box 2559, Anderson, IN 46018-2559, 8.51%, record; Capinco/Sargento Firstar Trust Company FBO Sargento, Attn: Income/Mutual Funds Dept., PO Box 1787, Milwaukee, WI 53201-1787, 9.23%, record; Board of Pensions of the Church of God Inc. TTEES, Church of God Pension Plan-Annuity, Attn: Doug Hamlin, PO Box 2559, Anderson, IN 46018-2559, 21.78%, record.

   Balanced Strategy Fund - Class C: James B. King DDS Profit Sharing Plan, FBO James B. King, 1580 Elwood Ave., Rochester, NY 14620-3620, 6.76%, record; James Deascentis, 5603 Cooper Road, Westerville, OH 43081, 5.14%, record; Joan B. Leech, 732 S. Park, Neenah, WI 54956-3448, 7.53%, record.

   At August 16, 1999 the following shareholders could be deemed by the 1940 Act to "control" the indicated Fund because such shareholder owns more than 25% of the voting shares of the indicated Fund:

   Aggressive Strategy - Class D: Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 48.54%, record.

   Equity Aggressive Strategy - Class D: Investors Bank & Trust Co., c/o Diversified Investment Adv. Inc., Attn: Transfer Agency Group, 4 Manhattanville Rd., Purchase, NY 10577-2119, 65.17%, record.

   Conservative Strategy - Class D: Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 69.19%, record.

   Moderate Strategy - Class D: Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 70.06%, record.

   Balanced Strategy - Class D: Maltrust & Co., c/o Eastern Bank & Trust AM & M, Attn: Retirement Plan Services 3rd Floor, 217 Essex St., Salem, MA 01970-3728, 58.47%, record.

   For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

   TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo"), Frank Russell Company ("Russell") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

   FRIC paid $100,000 in the aggregate for the year ended December 31, 1998 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.

   The following lists contains the Trustees and officers and their positions with FRIC, their ages, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with FRIC. The mailing address for all Trustees and officers affiliated with FRIC is Frank Russell Investment Company, 909 A Street, Tacoma, WA 98402.

   An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.

*George F. Russell, Jr.--Born 07/03/32--December 1998 to present, Trustee Emeritus and Chairman of the Board. Trustee Emeritus and Chairman of the Board, Russell Insurance Funds; Director, Chairman of the Board and Chief Executive Officer, Russell Building Management Company, Inc.; Director and Chairman of the Board, Frank Russell Company, Frank Russell Investments (Delaware), Inc.; Trustee Emeritus, Frank Russell Trust Company; Chairman Emeritus, Frank Russell Securities, Inc.; Director Emeritus, Frank Russell Investment Management Company; Director, Chairman of the Board and President, Russell 20/20 Association. From 1984 to December 1998, Trustee of FRIC. From August 1996 to December 1998, Trustee of Russell Insurance Funds.

*Lynn L. Anderson--Born 04/22/39--Trustee, President and Chief Executive Officer since 1987. Trustee, President and Chief Executive Officer, Russell Insurance Funds; Director, Chief Executive Officer and Chairman of the Board, Russell Fund Distributors, Inc.; Trustee, Chairman of the Board and President, The SSgA Funds (investment company); Director, Chief Executive Officer and Chairman of the Board, Frank Russell Investment Management Company; Director, Chief Executive Officer and President, Frank Russell Trust Company; Director and Chairman of the Board, Frank Russell Investment Company PLC; Director, Frank Russell Investments (Ireland) Limited, Frank Russell Investments (Cayman) Ltd. and Frank Russell Investments (UK) Ltd.; March 1997 to December 1998, Director, Frank Russell Company; June 1993 to November 1995, Director, Frank Russell Company. Until September 1994, Director and President, The Laurel Funds, Inc.
(investment company).

Paul E. Anderson--Born 10/15/31--Trustee since 1984. 23 Forest Glen Lane, Tacoma, Washington 98409. Trustee, Russell Insurance Funds; 1996 to Present, President, Anderson Management Group LLC. 1984 to 1996, President, Vancouver Door Company, Inc.

Paul Anton, Ph.D.--Born 12/01/19--Trustee since 1985. PO Box 212, Gig Harbor, Washington 98335. Trustee, Russell Insurance Funds. President, Paul Anton and Associates (Marketing Consultant on emerging international markets for small corporations). 1991-1994, Adjunct Professor, International Marketing, University of Washington, Tacoma, Washington.

William E. Baxter--Born 06/08/25--Trustee since 1984. 800 North C Street, Tacoma, Washington 98403. Trustee, Russell Insurance Funds, Retired.

Lee C. Gingrich--Born  10/06/30--Trustee since 1984. 1730 North Jackson, Tacoma,
Washington  98406.  Trustee,   Russell  Insurance  Funds.  President,   Gingrich
Enterprises, Inc. (Business and Property Management).

Eleanor W. Palmer--Born 05/05/26--Trustee since 1984. 2025 Narrows View Circle #232-D, P.O. Box 1057, Gig Harbor, Washington 98335. Trustee, Russell Insurance Funds; Director of Frank Russell Trust Company.

*Mark E. Swanson--Born 11/26/63--Treasurer and Chief Accounting Officer since 1998, Treasurer and Chief Accounting Officer, Russell Insurance Funds, Interim Director, Finance and Operations, Frank Russell Trust Company; Senior Vice President and Assistant Fund Treasurer, SSgA Funds (investment company); Interim Director of Fund Administration and Accounting, Frank Russell Investment Management Company; Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc. April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance Funds, November 1995 to July 1998, Assistant Secretary, the SSgA Funds, February 1997 to July 1998, Director, Funds Accounting and Taxes, Frank Russell Investment Management Company.

*Randall P. Lert--Born 10/03/53--Director of Investments since 1991. Director of Investments, Russell Insurance Funds, Senior Investment Officer and Director of Investment Services, Frank Russell Trust Company; Director and Chief Investment Officer, Frank Russell Investment Management Company; Director and Chief Investment Officer, Russell Fund Distributors, Inc. Director-Futures Trading, Frank Russell Investments (Ireland) Limited and Frank Russell Investments (Cayman) Ltd., Senior Vice President and Director of Portfolio Trading, Frank Russell Canada Limited/Limitee. April 1990 to November 1995, Director of Investments of Frank Russell Investment Management Company.

*Karl J. Ege--Born 10/08/41--Secretary and General Counsel since 1994. Secretary and General Counsel of Russell Insurance Funds. Director, Secretary and General Counsel, Russell Fiduciary Services Co., Frank Russell Capital, Inc.; Secretary, General Counsel and Managing Director--Law and Government Affairs of Frank Russell Company; Secretary and General Counsel of Frank Russell Investment Management Company, Frank Russell Trust Company and Russell Fund Distributors, Inc.; Director and Secretary of Russell Building Management Company Inc., Russell MLC Management Co., Russell International Services Co., Inc. and Russell 20-20 Association; Director and Assistant Secretary of Frank Russell Company Limited (London) and Russell Systems Ltd.; Director, Frank Russell Investment Company LLC, Frank Russell Investments (Cayman) Ltd., Frank Russell Investment Company PLC, Frank Russell Investments (Ireland) Limited, Frank Russell Company S.A., Frank Russell Japan Co. Ltd., Frank Russell Company (NZ) Limited, Russell Investment Nominee Co PTY Ltd and Frank Russell Investments (UK) Ltd.; From November 1995 to February 1997, Director and Secretary, Frank Russell Investments (Delaware), Inc.; July 1992 to June 1994, Director, President and Secretary of Frank Russell Shelf Corporation; April 1992 to December, 1998, Director, Frank Russell Company.

*Peter F. Apanovitch--Born 05/03/45--Manager of Short-Term Investment Funds. Manager of Short-Term Investment Funds, Russell Insurance
Funds, Frank Russell Investment Management Company and Frank Russell Trust Company.

                      TRUSTEE COMPENSATION TABLE

                                                                     TOTAL
                   AGGREGATE     PENSION OR                      COMPENSATION
                 COMPENSATION    RETIREMENT    ESTIMATED            FROM THE
                   FROM THE       BENEFITS    ANNUAL BENEFITS     INVESTMENT
                  INVESTMENT     ACCRUED AS       UPON           COMPANY PAID
    TRUSTEE         COMPANY       PART OF      RETIREMENT        TO TRUSTEES*
                                THE INVESTMENT
                                  COMPANY
                                  EXPENSES
Lynn L. Anderson    $0               $0            $0               $0
Paul E. Anderson    $20,000          $0            $0               $28,062
Paul Anton, PhD     $20,000          $0            $0               $28,062
William E.          $20,000          $0            $0               $28,062
Baxter
Lee C. Gingrich     $20,000          $0            $0               $28,062
Eleanor W.          $20,000          $0            $0               $28,062
Palmer

* The Trustees received $8,062 for service on the Russell Insurance Funds' Board of Trustees.

                             OPERATION OF THE TRUST

    SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

          Consultant                              Frank Russell Company
          Advisor, Administrator, Transfer        and Frank Russell
          Investment Management Company
          Dividend Disbursing Agent
          Money Managers for the Multiple         professional discretionary
          Underlying Funds                        investment management
          organizations
          Custodian and Portfolio Accountant      State Street Bank and Trust
                                                  Company


    CONSULTANT. Frank Russell Company, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectus, to FRIC and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

    Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company, and to high net worth individuals and families ($100 million) through its Russell Private Investment Division. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company London (Frank Russell Company Limited), Frank Russell Canada (Frank Russell Canada Limited/Limitee), Frank Russell Australia (Frank Russell Company Pty., Limited), Frank Russell Japan, Frank Russell AG (Zurich), Frank Russell Company S.A. (Paris) and Frank Russell Company (N.Z.) Limited (Auckland), and Frank Russell Investments (Delaware), Inc., and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers through its Russell Data Services Division. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investments (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to U.S. personnel secunded to overseas enterprises. Russell Fiduciary Services Company, a wholly owned subsidiary of Frank Russell Company, provides fiduciary services to pension and welfare benefit plans and other institutional investors. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402

    As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman of FRIC, is the Chairman of the Board of Russell. FRIMCo is a wholly owned subsidiary of Russell.

   Russell is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance corporation organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,200 agents associated with over 100 general agencies nationwide. Northwestern Mutual leads the U.S. in both individual life insurance sold annually and total individual life insurance in force.

    ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management, and distribution services for the Funds. Prior to December 1, 1998, FRIMCo provided advisory and administrative services to the Funds pursuant to one Management Agreement for which Frank Russell Investment Company paid a single fee. Effective December 1, 1998, FRIMCo's advisory and administrative services are provided under separate agreements. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Underlying Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Underlying Funds' Liquidity Portfolios. (See, "Investment Policies of the Underlying Funds -- Liquidity Portfolios.") FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

    Each of the Funds incurs an annual advisory fee and an annual administrative fee payable to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for a fee of 0.05% of each Fund's average daily net asset value. (See the Prospectuses for the Underlying Funds' annual percentage rates.)

    The following LifePoints Funds paid FRIMCo the listed management (or advisory) fees for the years ended December 31, 1998 and 1997, representing the fee paid for both advisory and administrative services.

        LifePoints Funds           12/31/98*      12/31/97**
        Equity Aggressive Fund     $151,953       $1,140
        Aggressive Strategy Fund    96,256         1,727
        Balanced Strategy Fund      277,200        1,187
        Moderate Strategy Fund      30,361         151
        Conservative Strategy Fund  6,465          8

* The LifePoints Tax-Managed Funds had not commenced operations prior to the date of this Statement of Additional Information.

** The LifePoints Funds commenced operations during calendar year 1997 and therefore incurred management fees due to FRIMCo for only a portion of the year 1997. However, FRIMCo voluntarily agreed to waive its management fee (including its advisory and administrative fees) during the years ended December 31, 1998 and December 31, 1997.

    While FRIMCo will perform investment advisory services for the Fund of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), FRIMCo has waived its management, advisory and administrative fees since the LifePoints Funds' inception and has contractually agreed to continue this waiver through April 30, 2000. FRIMCo has contractually agreed to waive its aggregate 0.20% advisory fee for the LifePoints Tax-Managed Funds through November 30, 2000 but may terminate its waiver at anytime thereafter without notice to shareholders. Advisory fees do not vary among classes of shares. For the fiscal years ended December 31, 1998 and 1997, respectively, each LifePoints Fund waived the following amounts: Equity Aggressive Strategy Fund: $151,953 and $1,140; Aggressive Strategy Fund: $96,256 and $1,727; Balanced Strategy Fund: $277,200 and $1,187; Moderate Strategy Fund:
$30,361 and $151; and Conservative Strategy Fund: $6,465 and $8. The LifePoints Tax-Managed Funds had not commenced operations prior to the date of this Statement of Additional Information. Each of the Fund of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a Fund of Funds will also bear a proportionate part of the combined advisory and administrative fees paid by an Underlying Fund, those fees paid are based upon the services received by the respective Underlying Fund.

    The Underlying Funds (other than the Tax-Managed Small Cap Fund which commenced operations on December 1, 1999) in which the Fund of Funds currently invest paid FRIMCo the listed management fees for the periods ended December 31, 1998, 1997, and 1996 (representing the fee paid for both advisory and administrative purposes):


                                         YEARS ENDED
                               12/31/98    12/31/97   12/31/96
       Diversified Equity     $9,580,094  $6,906,245 $4,728,098
       Special Growth         5,901,577   4,556,999  3,307,757
       Quantitative Equity    9,056,015   6,616,377  4,455,041
       International          8,859,189   7,751,289  6,497,848
         Securities
       Diversified Bond       3,407,594   2,755,500  2,360,392
       Short Term Bond*       1,216,062   1,184,588  988,312
       Multistrategy Bond     3,241,445   2,351,480  1,673,473
       Real Estate Securities 5,183,218   4,428,351  2,943,293
       Emerging Markets*      4,020,121   4,167,163  2,773,817
       Tax-Managed Large      1,463,604   420,723    21,443
         Cap** (formerly
         Equity T)
       Tax-Managed Small
          Cap***              --          --         --
       Tax Exempt Bond        525,312    361,226     312,456
       Tax Free Money Market  429,613    266,939     234,929

  * Prior to April 1, 1995, the Emerging Markets and Short Term Bond Funds paid no management fees to FRIMCo, as each shareholder of the Fund had entered into a written Asset Management Services Agreement with FRIMCo. Under such Agreements, the shareholders had agreed to pay annual fees, billed quarterly on a pro rata basis and calculated as a specified percentage of the average assets which the shareholder had invested at each month end in the Fund. Beginning April 1, 1995, FRIC's Management Agreement was amended to provide that the Emerging Markets and Short Term Bond Funds would pay an annual management fee, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of the Fund. When applicable, a shareholder of the Emerging Markets or the Short Term Bond Fund or the shareholder's financial intermediary continues to enter into a separate written agreement with FRIMCo to obtain separate individual shareholder services, and pays fees under such agreement based on a specified percentage of average assets which are subject to the agreement relating to FRIMCo's provision of individual shareholder investment services with respect to that shareholder.
  ** Tax-Managed Large Cap Fund commenced operations on October 7, 1996. *** Tax-Managed Small Cap Fund had not commenced operations prior to the date of this Statement of Additional Information

    Effective May 1, 1996, FRIMCo has agreed to waive a portion of its management fee for the Multistrategy Bond Fund, to the extent Fund level expenses exceed 0.80% of average daily net assets on an annual basis. In 1996, waivers and reimbursements for the Multistrategy Bond Fund amounted to $157,752. As a result of the waivers and reimbursements, management and administrative fees paid by the Multistrategy Bond Fund amounted to $1,515,721.

    In 1997,  waivers for  Multistrategy  Bond Fund  amounted to $126,393.  As a
result  of  the  waivers,   management  and  administrative  fees  paid  by  the
Multistrategy Bond Fund amounted to $2,225,087.

    In 1998,  waivers for  Multistrategy  Bond Fund  amounted  to $57,035.  As a
result  of  the  waivers,   management  and  administrative  fees  paid  by  the
Multistrategy Bond Fund amounted to $3,184,410.

    Effective April, 1995 through April 30, 1996, FRIMCo reimbursed the Emerging Markets Fund for all expenses exceeding 2.00% of average daily net assets on an annual basis. From May 1, 1996, FRIMCo has agreed to reimburse the Emerging Markets Fund for all expenses exceeding 1.95% of average daily net assets on an annual basis. FRIMCo made no reimbursements to the Emerging Markets Fund in 1996, 1997 or 1998.

    Effective January 1, 1997, FRIMCo voluntarily agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. The amount of such waiver for the twelve months ended December 31, 1998 was $171,845.

    FRIMCo has contractually agreed to waive a portion of its 0.75% combined advisory and administrative fees for the Tax-Managed Large Cap Fund, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining Fund operating expenses after any FRIMCo waiver which exceed 1.00% of the Fund's average daily net assets on an annual basis. There were no waivers by FRIMCo for the twelve months ended December 31, 1998.

    FRIMCo has contractually agreed to waive a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees, equal to the amount by which the Fund-level operating expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining Fund-level operating expenses after any FRIMCo waiver which exceed 1.25% of average daily net assets on an annual basis.

    FRIMCo is a wholly owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

    MONEY MANAGERS. The money managers of the Underlying Funds have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other offshore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

    From its advisory fees received from the Underlying Funds, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the period ended December 31, 1998, management fees paid to the money managers of the Underlying Funds (other than Tax-Managed Small Cap Fund which commenced operations on December 1, 1999) were:

                                                  Annual rate
Fund                          $ Amount Paid      (as a % of average
                                                  daily net assets)
----                          -------------      ------------------
Diversified Equity              $2,556,100              0.21%
Special Growth                   2,419,648              0.39%
Quantitative Equity              2,153,019              0.19%
International Securities         3,505,016              0.37%
Diversified Bond                 529,842                0.07%
Short Term Bond                  414,057                0.17%
Multistrategy Bond               990,456                0.19%
Real Estate Securities           1,757,612              0.29%
Emerging Markets                 2,230,317              0.66%
Tax-Managed Large Cap
  (formerly Equity T Fund)       606,948                0.31%
Tax Exempt Bond                  252,321                0.23%
Tax Free Money Market            134,817                0.66%

    Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

    DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC shares. The Distributor receives no compensation from FRIC for its services other than 12b-1 compensation and shareholder services compensation for certain classes of shares pursuant to FRIC's Rule 12b-1 Distribution Plan and its Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

    CUSTODIAN. State Street Bank and Trust Company ("State Street") serves as custodian for FRIC. State Street also provides the basic portfolio recordkeeping required by each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid an annual fee, in accordance with the following: domestic custody - an annual fee, payable monthly on a pro rata basis, based on the following percentages of the month end net assets of all domestic funds: $0 up to and including $10 billion -0.0075%; over $10 billion -0.0065%; global custody - an annual fee, payable monthly on a pro rata basis, based on other month-end net assets and geographic classification of the investments in the international funds; fund accounting - (i) an annual fee of $10,000 - $24,000 per portfolio per fund, (ii) an annual fee of 0.015% - 0.030%, payable monthly on a pro rata basis, based on daily average net assets of each Fund; securities transaction charges from $6.50 to $100.00 per transaction; monthly pricing fees of $375.00 per portfolio and $6.00 to $12.00 per security; multiple class fee of $15,000 per year for each additional class of shares; and yield calculation fees of $4,200 per fixed income fund per year. State Street is reimbursed by the Funds for supplying certain out-of-pocket expenses, including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. Additionally, the following fees will be assessed for the Fund of Funds: (i) daily priced accounting fee of $1,000 per month, (ii) monthly priced accounting fee of $500 per month and (iii) transaction fee of $5 per transaction. In addition, interest earned on uninvested cash balances is used to offset the custodian expense. The mailing address for State Street is 1776 Heritage Drive, North Quincy, MA 02171.

    TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service FRIMCo is paid a per-account fee for transfer agency and dividend disbursing services provided to FRIC. From this fee FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCo is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. The Fund of Funds' investments in the Underlying Funds will not be charged a fee. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

    ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by Financial Intermediary or an authorized designee, provided that the Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

    INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted accounting practices and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is One Post Office Square, Boston, MA 02109.

    PLAN  PURSUANT TO RULE 18f-3.  On February  23,  1995,  the  Securities  and
Exchange Commission (the "SEC") adopted Rule 18f-3 under the 1940 Act, which permit a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted and, on November 4, 1996, June 3, 1998, November 9, 1998 and August 9, 1999 amended, a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Pan") on behalf of each Fund that issues multiple classes of shares (each a "Multiple Class Fund"). On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. The key features of the Rule 18f-3 plan are as follows: shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of shares offered in connection with a Rule 12b-1 plan would bear certain fees under its respective Rule 12b-1 plan and would have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of shares may contain a conversion feature; (3) each class of shares may bear differing amounts of certain expenses allowable to such class; (4) different policies may be established with respect to the payment of distributions on the classes of shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) a class of shares of a Multiple Class Fund might have different exchange privileges from another class; (6) each class of shares of a Multiple Class Fund would have a different class designation from another class of that Fund; and
(7) each class of shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

      DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C and Class D Shares, which are described in the respective Funds' Prospectuses. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

      The 12b-1 Fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C and Class D Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, the Trust makes no distribution payments to the Distributor which respect to Class C and Class D Shares except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Trust, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by the Trust under the Distribution Plan.

      The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Class C or Class D Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Class C or Class D Shares of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Class C or Class D Shares of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of such Fund are present or represented by proxy. The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the Multiple Class Funds' Class C and Class D Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Class C or Class D Shares of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Class C or Class D Shares of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of such Fund are present or represented by proxy.

      Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor ("Selling Agents"), to provide shareholder servicing with respect to Multiple Class Fund Class C or Class D shares held by or for the customers of the Financial Intermediaries.

    Under the Distribution Plan, the following Multiple Class Funds' Class D Shares accrued expenses in the following amounts, payable to the Distributor, for the period ended December 31, 1998 (these amounts were for compensation to dealers):

      LifePoints                             Class D
      Funds
      Equity  Aggressive Strategy Fund       $5,319
      Aggressive Strategy Fund                4,738
      Balanced Strategy Fund                  3,851
      Moderate Strategy Fund                  2,378
      Conservative Strategy Fund              1,147

      LifePoints Funds and LifePoints Tax-Managed Funds Class C Shares were not issued during the period ended December 31, 1998.

      SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of the Independent Trustees, has also adopted, on behalf of each Multiple Class Fund a Shareholder Services Plan pertaining to such Funds' Class C, Class D and Class E Shares (the "Service Plan"), effective April 22, 1996, and such Service Plan was amended on August 9, 1999 to add Class C Shares of the LifePoints Tax-Managed Funds.

      Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class C, Class D or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class C, Class D or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class C, Class D or Class E may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Class C, Class D, or Class E Shares.

      Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

    Under the Service Plan, the following LifePoints Funds' Class D and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the period ended December 31, 1998:

      LifePoints Funds                  Class D   Class E
      Equity Aggressive Strategy Fund   $5,319   $146,635
      Aggressive Strategy Fund           4,738    91,518
      Balanced Strategy Fund             3,851    273,349
      Moderate Strategy Fund             2,378    27,983
      Conservative Strategy Fund         1,147    5,318

No Class C Shares were issued during the period ended December 31, 1998.

    The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings and loan association) from being an underwriter or distributor of most securities. In the event that the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Board will consider appropriate changes in the services.

    State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from the Glass-Steagall Act. Therefore, banks and financial institutions may be required to register as dealers under state law. In addition, some state securities laws may require administrators to register as brokers and dealers.

    UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, each payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records payable to Frank Russell Company; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

    Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

    As of the date of this Statement, FRIMCo has voluntarily agreed to waive all or a portion of its advisory and administrative fees with respect to certain Underlying Funds. This waiver may be changed or rescinded at any time.

    FUND OF FUNDS OPERATING EXPENSES. Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. It is currently contemplated that all other operating expenses (shareholder servicing, legal, accounting, etc.) except for the 0.20% advisory fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each Fund of Funds, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the Fund of Funds, including transfer agency services but not including any services covered by the Fund of Funds' advisory fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the Fund of Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the Fund of Funds. In this case, the Servicing Agreement provides that the officers of FRIC, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of Fund of Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the Fund of Funds, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the Fund of Funds, the Servicing Agreement provides that FRIMCo will bear that portion of costs determined to be greater than the benefits. Those costs include Fund accounting, custody, auditing, legal, blue sky and, as well as organizational, transfer agency, prospectus, shareholder reporting, proxy, administrative and miscellaneous expenses.

    VALUATION OF THE FUND OF FUNDS SHARES. The net asset value per share of Class C, Class D and Class E Shares is calculated separately for each Fund of Funds on each business day on which shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

    PRICING OF SECURITIES. The Class S Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Diversified Bond and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Underlying Funds do not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of the Class S Shares of the Underlying Fund when a shareholder (such as a Fund of Funds) is not able to purchase or redeem Underlying Fund shares. Further, because foreign securities markets may close prior to the time the Underlying Funds determine net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Underlying Funds calculate net asset value may not be reflected in the calculation of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

    PORTFOLIO TURNOVER RATES OF THE FUND OF FUNDS. The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund shares for the particular year, by the monthly average value of the Underlying Fund shares owned by the Fund of Funds during the year. Each Fund of Funds portfolio turnover rate is expected not to exceed 25%. The Fund of Funds will purchase or sell Underlying Fund shares to: (i) accommodate purchases and sales of each Fund of Funds' shares; (ii) change the percentages of each Fund of Funds' assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund of Funds' assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

    The portfolio turnover rates for the last two years for each Fund were:

                                               YEARS ENDED
     LifePoints Funds                     12/31/98   12/31/97
     ---------------------------------    --------   --------
     Equity Aggressive Strategy Fund      73.95%      48.30%
     Aggressive Strategy Fund             93.08%      56.88%
     Balanced Strategy Fund               78.85%      29.58
     Moderate Strategy Fund               175.58      9.66
     Conservative Strategy Fund           169.79      --

The LifePoints Tax-Managed Funds had not commenced operations prior to the date of this Statement of Additional Information.

    PORTFOLIO TRANSACTION POLICIES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' Liquidity Portfolios. The Underlying Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Underlying Fund (or for another series of FRIC) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The Underlying Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investment objective and policies, such Funds' ability to change money managers may be constrained. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended December 31, 1998 and 1997, respectively, were as follows: Diversified Equity Fund, 100.31% and 114.11%%; Special Growth Fund, 129.19% and 97.19%;
Quantitative Equity Fund, 77.23% and 87.67%; International Securities Fund, 68.46% and 73.54%; Diversified Bond Fund, 216.88% and 172.43%; Short Term Bond Fund, 129.85% and 213.14%; Multistrategy Bond Fund, 334.86% and 263.75%; Real Estate Securities Fund, 42.58% and 49.40%; and Emerging Markets Fund, 59.35% and 50.60%; Tax-Managed Large Cap Fund, 51% and 39% and Tax Exempt Bond Fund, 74% and 41%. The Tax-Managed Small Cap Fund did not commence operations until December 1, 1999.

     The Underlying Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, do not give significant weight to attempting to realize long-term, rather than short-term capital gains when making portfolio management decisions.

    BROKERAGE ALLOCATIONS. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

    Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager of the Underlying Fund. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Underlying Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

    In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Underlying Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Underlying Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

    FRIMCo does not expect FRIC ordinarily to effect a significant portion of FRIC's total brokerage business for the Underlying Funds with broker- dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

    FRIMCo arranges for the purchase and sale of FRIC's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo to supplement its own research and analysis.

    The Underlying Funds may effect portfolio transactions with or through Frank Russell Securities, Inc., an affiliate of FRIMCo, only when the applicable money manager determines that the Underlying Fund will receive competitive execution, price and commissions. Frank Russell Securities, Inc. refunds to the Underlying Fund up to 70% of the commissions paid by that Underlying Fund when it effects such transactions, after reimbursement for research services provided to FRIMCo. As to brokerage transactions effected by money managers on behalf of the Underlying Funds through Frank Russell Securities, Inc. at the request of the money manager, research services obtained from third party service providers at market rates are provided to the Underlying Funds by Frank Russell Securities, Inc. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. As to other brokerage transactions effected by the Underlying Funds through Frank Russell Securities, Inc. research services provided by Frank Russell Company and Russell Data Services are provided to the money managers. Such services include market performance indices, investment adviser performance information and market analysis. This arrangement is used by the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Emerging Markets, Real Estate Securities, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. All Underlying Funds may also effect portfolio transactions through and pay brokerage commissions to the money managers (or their affiliates). Generally, securities are purchased for Diversified Equity, Quantitative Equity,
International Securities, Diversified Bond, Emerging Markets and Real Estate Securities Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Underlying Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. Special Growth, Short Term Bond Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these three Underlying Funds. Conversely, the Tax-Managed Large Cap and Tax-Managed Small Cap Funds which seek to minimize the impact of taxes on their shareholders, attempts to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a low portfolio turnover rate for the Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

    BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Underlying Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Underlying Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

    For information regarding brokerage commissions paid by the Underlying Funds and the Underlying Funds' holdings of securities issued by the top ten broker dealers used by those Funds, refer to the Statement of Additional Information for the Underlying Funds.

    YIELD AND TOTAL RETURN QUOTATIONS. The Fund of Funds compute their average annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of Shares which they offer. Because the Class C and Class D Shares are subject to Rule 12b-1 fees and the Class C, Class D and Class E Shares are subject to shareholder servicing fees, the average annual total return performance of each class will vary.

    Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                  P(1+T)n = ERV

Where:   P     =  a hypothetical initial payment of $1,000;
         T     =  average annual total return;
         n     =  number of years; and
         ERV   =  ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

    The calculation assumes that all dividends and distributions of each Fund of Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for one or more classes of Shares will be reported in the applicable Prospectus.

    Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund of Funds calculates yields for each class of shares which it offers. Yields for the Fund of Funds, which do not invest primarily in money market instruments, are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                             YIELD = 2[(a-b+1)6 -1]
                                                                              cd

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
         c  =  average  daily number of shares  outstanding  during the period that were entitled to receive dividends
         d = the maximum offering price per share on the last day of the period.

    The yields for the Fund of Funds investing primarily in fixed-income instruments are reported in the Prospectus.

    Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. The annualized yield for each Money Market Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.

    Tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one, minus a stated income tax rate and adding the product to that quotient, if any, of the yield of the Fund that is not tax exempt. The tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are reported in the Funds' respective Prospectuses.

    Each  Fund  of  Funds  may,  from  time  to  time,  advertise   non-standard
performances, including average annual total return.

    Each Fund of Funds may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

                      INVESTMENT RESTRICTIONS, POLICIES AND
                         PRACTICES OF THE FUND OF FUNDS

    Each Fund of Funds' investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Fund of Funds' investment objectives are set forth in the respective Prospectus.

    INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. No Fund of Funds will:

    1. Invest in any security if, as a result of such investment, less than 75% of its total assets would be represented by cash; cash items; securities of the US government, its agencies, or instrumentalities; securities of other investment companies (including the Underlying Funds); and other securities limited in respect of each issuer to an amount not greater in value than 5% of the total assets of such Fund of Funds.

    2. Invest 25% or more of the value of the Fund of Funds' total assets in the securities of companies primarily engaged in any one industry (other than the US government, its agencies and instrumentalities, and shares of the Underlying Funds).

    3. Acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer, except with respect to shares of FRIC Funds.

    4. Invest in companies for the purpose of exercising control or management.

    5. Purchase or sell real estate; provided that each LifePoints Fund may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

    6. Purchase or sell commodities or commodities contracts.

    7. Borrow money, except that the Fund may borrow as a temporary measure for extraordinary or emergency purposes, and not in excess of five percent of its net assets; provided, that the Fund may borrow to facilitate redemptions (not for leveraging or investment), provided that borrowings do not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will be reduced to the extent necessary to comply with this limitation within three days. Reverse repurchase agreements will not be considered borrowings for purposes of the foregoing restrictions, provided that the Fund will not purchase investments when borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

    8.Purchase securities on margin or effect short sales (except that a Fund of Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

    9 Engage in the business of underwriting securities issued by others or purchase securities.

    10. Participate on a joint or a joint and several basis in any trading account in securities except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act. The "bunching" of orders for the sale or purchase of marketable portfolio securities with two or more Funds, or with a Fund and such other accounts under the management of FRIMCo or any money manager for the Funds to save brokerage costs or to average prices among them shall not be considered a joint securities trading account.

    11. Make loans of money or securities to any person or firm; provided, however, that the making of a loan shall not be construed to include (i) the entry into "repurchase agreements;" or (ii) the lending of portfolio securities in the manner generally described in each of the Fund of Funds' Prospectuses in the section titled "Investment Policies, Restrictions and Risks of the LifePoints Funds and LifePoints Tax-Managed Funds -- Lending Portfolio Securities."

    12. Purchase or sell options.

    13. Purchase the securities of other investment companies except to the extent permitted by the 1940 Act and any applicable rules and regulations and except as permitted by any applicable exemptive orders from the 1940 Act (and as described below).

    14. Purchase from or sell portfolio securities to the officers, the Trustees or other "interested persons" (as defined in the 1940 Act) of the Investment Company, including the Underlying Funds' money managers and their affiliates, except as permitted by the 1940 Act, SEC rules or exemptive orders.

    15. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit any Fund from making any otherwise permissible borrowings, mortgages or pledges, entering into permissible reverse repurchase agreements, or issuing shares of beneficial interest in multiple classes.

    Because of their investment objectives and policies, the Fund of Funds will concentrate more than 25% of their assets in the mutual fund industry. In accordance with the Fund of Funds' investment policies set forth in the Prospectus, each of the Fund of Funds may invest more than 25% of its assets in the Underlying Funds. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund) will not concentrate more than 25% of its total assets in any one industry. The Real Estate Securities Fund may invest 25% or more of its total assets in the securities of companies directly or indirectly engaged in the real estate industry.

INVESTMENT POLICIES AND PRACTICES OF THE FUND OF FUNDS

    REPURCHASE AGREEMENTS. Each Fund of Funds may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next day). The securities purchased by a Fund of Funds have a total value in excess of the value of the repurchase agreement and are held by Fund of Funds' Custodian until repurchased. Repurchase agreements assist a Fund of Funds in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund of Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by FRIMCo.

    MONEY MARKET INSTRUMENTS. Each Fund of Funds may invest in securities maturing within 397 days or less at the time from the trade date or such other date upon which a Fund of Funds' interest in a security is subject to market action. Each Fund of Funds will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Fund's securities. The procedures also address such matters as diversification and credit quality of the securities the Fund of Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act.

    ILLIQUID SECURITIES. The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Fund of Funds pursuant to Rule 144A, as explained in the Prospectuses) may be negotiated at the time such securities are purchased by a Fund of Funds. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, the Fund of Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund of Funds also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

   The guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

              INVESTMENT POLICIES OF THE UNDERLYING FUNDS

The investment objective and principal investment strategy for each of the Underlying Funds is provided in the Prospectuses. The following table illustrates the investments that the Underlying Funds primarily invest in or are permitted to invest in.

                                                                                              Short
                        Diversified    Special   Quantitative   International  Diversified    Term
                        Equity         Growth    Equity         Securities     Bond           Bond
Type of Practice        Fund           Fund      Fund           Fund           Fund           Fund
Common stocks           X              X         X              X
Common stock
 equivalents (warrants) X              X         X              X
common stock
 equivalents (options)  X              X         X              X
Common stock
 equivalents (convert-
 ible debt securities)  X              X         X              X                              X
Common stocks
 equivalents
  (depository receipts) X              X
Preferred stocks        X              X         X              X                              X
Equity derivative
 securities             X              X         X              X
Debt securities
 (below investment
 grade or junk bonds)
US government
 securities             X              X         X              X               X              X
Municipal obli-
 gations                                                                                       X
Investment company
 securities             X              X         X              X               X              X
Foreign securities      X              X         X              X               X              X


                        MultiStrategy  Real Estate     Emerging
                        Bond           Securities      Markets
Type of Practice        Fund           Fund            Fund
Common stocks                          X               X
Common stock
 equivalents (warrants)                X               X
common stock
 equivalents (options)                 X               X
Common stock
 equivalents (convert-
 ible debt securities)
Common stocks
 equivalents
  (depository receipts)                                X
Preferred stocks                       X               X
Equity derivative
 securities                            X               X
Debt securities
 (below investment
 grade or junk bonds)   X
US government
 securities             X              X               X
Municipal obli-
 gations                X
Investment company
 securities             X              X               X
Foreign securities      X              X               X


                        Tax-Managed     Tax-Managed    Tax            Tax Free
                        Large Cap       Small Cap      Exempt         Money Market
Type of Practice        Fund            Fund           Fund           Fund
Common stocks           X
Common stock
 equivalents (warrants) X
Common stock
 equivalents (options)  X
Common stock
 equivalents (convert-
 ible debt securities)  X
Common stocks
 equivalents
  (depository receipts)
Preferred stocks        X
Equity derivative
 securities             X
Debt securities
 (below investment
 grade or junk bonds)   X
US government
 securities             X                              X               X
Municipal obli-
 gations                                               X
Investment company
 securities             X                              X               X
Foreign securities      X


    Other Investment Practices of the Underlying Funds. The Underlying Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Underlying Funds, each of which may involve certain special risks. The Glossary located at the back of the SAI describes each of the investment techniques identified below.

                                                                                            Short
                       Diversified    Special   Quantitative   International  Diversified   Term
                       Equity         Growth    Equity         Securities     Bond          Bond
Type of Practice       Fund           Fund      Fund           Fund           Fund          Fund
Cash reserves          X              X         X              X              X             X
Repurchase agree-
  ments(1)                                                     X              X             X
When-issued and
  forward commitment
  securities                                                   X
Reverse repurchase
  agreements                                                   X              X             X
Lending portfolio
  securities, not to
  exceed 33 1/3% of
  total Fund assets                                            X              X             X
Illiquid securities
  (limited to 15% of
  Fund's net assets)                                           X              X             X
Forward currency
  contracts(2)                                                 X              X             X
Write (sell) call
  and put options on
  securities,
  securities indexes
  and foreign
  currencies(3)                                                X              X             X
Purchase options
  on securities,
  securities
  indexes, and
  currencies(3)                                                X              X             X
Interest rate
  futures contracts,
  stock index
  futures contracts,
  foreign currency
  contracts and
  options
  on futures(4)                                                X              X             X
Liquidity portfolio      X              X              X       X

                        MultiStrategy  Real Estate     Emerging
                        Bond           Securities      Markets
Type of Practice        Fund           Fund            Fund
Cash reserves           X              X                X
Repurchase agree-
  ments(1)              X              X                X
When-issued and
  forward commitment
  securities            X
Reverse repurchase
  agreements            X              X                X
Lending portfolio
  securities, not to
  exceed 33 1/3% of
  total Fund assets     X              X                X
Illiquid securities
  (limited to 15% of
  Fund's net assets)    X              X                X
Forward currency
  contracts(2)          X                               X
Write (sell) call
  and put options on
  securities,
  securities indexes
  and foreign
  currencies(3)         X               X               X
Purchase options
  on securities,
  securities
  indexes, and
  currencies(3)         X               X               X
Interest rate
  futures contracts,
  stock index
  futures contracts,
  foreign currency
  contracts and
  options
  on futures(4)          X              X               X
Liquidity portfolio                     X               X


                                       Tax
                                       Exempt          Tax Free
                        Equity T       Bond            Money Market
Type of Practice        Fund           Fund            Fund
Cash reserves           X              X
Repurchase agree-
  ments(1)                             X
When-issued and
  forward commitment
  securities                           X                X
Reverse repurchase
  agreements                           X                X
Lending portfolio
  securities, not to
  exceed 33 1/3% of
  total Fund assets     X              X                X
Illiquid securities
  (limited to 15% of
  Fund's net assets)    X              X                X
Forward currency
  contracts(2)          X
Write (sell) call
  and put options on
  securities,
  securities indexes
  and foreign
  currencies(3)         X               X
Purchase options
  on securities,
  securities
  indexes, and
  currencies(3)         X
Interest rate
  futures contracts,
  stock index
  futures contracts,
  foreign currency
  contracts and
  options
  on futures(4)          X              X
Liquidity portfolio      X
Credit and liquidity
  enhancements                          X               X

--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.


(2) International Securities, Diversified Bond, Multistrategy Bond, Short Term Bond and Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. (4)A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

    FORWARD COMMITMENTS. Each Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with each Fund's ability to manage its investment portfolio and honor redemption requests. When effecting such transactions, liquid assets of the Underlying Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

    Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.

   LENDING PORTFOLIO SECURITIES. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including funds advised by the Custodian, for which it may receive an asset-based fee), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

   Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

    FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

    ILLIQUID SECURITIES. The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. Such guidelines take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

    CASH RESERVES. Each Underlying Fund, except the Tax Free Money Market Fund and its managers, is authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by an Underlying Fund) in money market instruments and in debt securities which are at least comparable in quality to the Underlying Fund's permitted investments. In lieu of having each of the Underlying Funds make separate, direct investments in money market instruments, each Underlying Fund and its money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund.

    The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Underlying Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the Money Market Fund and FRIC's other Funds. The Money Market Fund and the Underlying Funds investing in the Money Market Fund treat such investments as the purchase and redemption of Money Market Fund shares. Any Underlying Fund investing in the Money Market Fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the Money Market Fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of the Money Market Fund issued to the Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the Money Market Fund which are held by shareholders which are not Underlying Funds. Underlying Funds investing in the Money Market Fund currently do not pay a management fee to the Money Market Fund.

    LIQUIDITY PORTFOLIO. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may effect an Underlying Fund's performance since the money manager sells the securities for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests. The holding of significant amounts of cash is contrary, however, to the investment objectives of the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The more cash these Underlying Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."

    A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create temporarily an equity exposure for cash reserves through the use of options and futures contracts until those cash reserves are invested in securities or used for Underlying Fund transactions. This will enable those four Underlying Funds to hold cash while receiving a return on the cash which is similar to holding equity securities.

    MONEY MARKET INSTRUMENTS. Similar to the Fund of Funds, and as described earlier in this Statement, the Underlying Funds, except for the Tax Free Money Market Fund, may invest in money market instruments.

    The Tax Free Money Market Fund expects to maintain, but does not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing the Fund shares at "amortized cost." The Tax Free Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less. The Fund will invest in securities maturing within 397 days or less at the time from the trade date or such other date upon which the Fund's interest in a security is subject to market action. The Fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Fund purchases, and were designed to ensure compliance by the Fund with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning this Fund, refer to the Prospectus.


    US GOVERNMENT OBLIGATIONS. The types of US government obligations the Underlying Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and
(c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for
Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. The Underlying Funds may purchase US government obligations on a forward commitment basis.

    RUSSELL 1000 INDEX. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10K report with the SEC, foreign securities and ADRs.

    The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

    The Russell 1000(R) Index is used as the basis for the Quantitative Equity Fund's performance because it, in FRIMCo's opinion, represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

    Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

   REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Funds' money managers.

    REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

    HIGH RISK BONDS. The Underlying Funds, other than the Emerging Markets and Multistrategy Bond Funds, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

    The Emerging Markets and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

    Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

    Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured.

    Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

    RISK FACTORS. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

    In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's shares.

    Adverse  publicity  and  investor  perceptions,  whether  or  not  based  on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

    The managers of the Emerging Markets and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

    INVESTMENT IN FOREIGN SECURITIES. The Underlying Funds may invest in foreign securities. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Underlying Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Underlying Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

    DEPOSITORY RECEIPTS. An Underlying Fund may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

    ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respect similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.

    OPTIONS AND FUTURES. The Underlying Funds, other than the Tax Free Money Market Fund, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

    CALL AND PUT OPTIONS ON SECURITIES. A call option on a specific security gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option on a specific security gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

    An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

    An Underlying Fund may write a call or a put option only if the option is covered by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligations as the writer of the option.

    To close out a position when writing covered options, an Underlying Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a
purchaser  of  an  option,   an  Underlying   Fund  may  make  a  "closing  sale
transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Underlying Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

    The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities.

    The Underlying Funds intend to purchase and write call and put options on specific securities.

    SECURITIES INDEX OPTIONS. An option on a securities index is a contract which gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index and the exercise price of the option times a multiplier established by the exchange on which the stock index is traded. It is similar to an option on a specific security except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in the specific security. None of the Underlying Funds, other than the Diversified Equity, Special Growth, Quantitative Equity, International Securities and Emerging Markets Funds, currently intends to purchase and write call and put options on securities indexes.

    OPTIONS ON FOREIGN CURRENCY. The Underlying Funds may purchase and write call and put options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. (See also "Call and Put Options on Securities" above.) None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.

    OPTIONS ON SECURITIES AND INDEXES. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign over-the- counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

    An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

    An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

    An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with the Custodian.

    If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

    To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

    Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

    An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

    The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

    RISKS ASSOCIATED WITH OPTIONS ON SECURITIES AND INDEXES. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

    If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

    There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

    If trading were suspended in an option purchased by an Underlying Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

    FOREIGN CURRENCY. An Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. An Underlying Fund may use interest rate, foreign currency or index futures contracts. An interest rate or foreign currency futures contract is an agreement between two parties (buyer and seller) to take or make delivery of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. In the case of futures contracts traded on U.S. exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the ECU. It is expected that other futures contracts will be developed and traded in the future.

    An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out before exercise or expiration by an offsetting purchase or sale on option on a futures contract of the same series.

    There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

    An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

    An Underlying Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

    As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

    When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

    A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to- market its open futures positions.

    An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

    Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

    LIMITATIONS ON USE OF FUTURES AND OPTIONS ON FUTURES CONTRACTS. An Underlying Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

    When purchasing a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

    When selling a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

    When selling a call option on a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

    When selling a put option on a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

    In order to comply with applicable regulations of the CFTC pursuant to which the Underlying Funds avoid being deemed to be a "commodity pools," the Funds are limited in entering into future contracts and options on future contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions which do not qualify under for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

     The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

    RISKS ASSOCIATED WITH FUTURES AND OPTIONS ON FUTURES CONTRACTS. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

    Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

    There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

    ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, AND FORWARD CURRENCY EXCHANGE CONTRACT AND OPTIONS THEREON. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

    HEDGING STRATEGIES. Stock index futures contracts may be used by the Diversified Equity, Special Growth, Quantitative Equity, International
Securities, Emerging Markets, Tax-Managed Large Cap and Tax-Managed Small Cap Funds as an "equitization" vehicle for cash reserves held by the Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, an Underlying Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's cash reserves always will be fully exposed to equity market performance.

    Financial futures contracts may be used by the International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond, Emerging Markets and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

    The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

    When purchasing a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, an Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

    FOREIGN CURRENCY FUTURES CONTRACTS. The Underlying Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

    A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

    RISK FACTORS. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in involve taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.

    In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

    FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS ("FORWARD CURRENCY CONTRACTS"). The International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen - at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. An Underlying Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If an Underlying Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Underlying Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

    At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency or offsets will be available to a Fund.

    Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

    The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

    If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

    Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

    The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

   A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

   Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

   The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

    An Underlying Fund's ability to dispose of its positions in forward contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

   BANK INSTRUMENTS. The Diversified Bond, Short Term Bond and Multistrategy Bond Funds may invest in bank instruments, which include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.

   INDEXED COMMERCIAL PAPER. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Multistrategy Bond Fund intends to invest in indexed commercial paper, and then only for hedging purposes. The staff of the SEC is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security." If required by the appropriate authorities to assure that investments in indexed commercial paper are not used to achieve investment leverage, a Fund will segregate liquid assets in an amount at all times equal or exceeding the Fund's commitment with respect to these contracts.

    ZERO COUPON SECURITIES. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

    MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. The forms of mortgage related and other asset-backed securities the Underlying Funds may invest in include the securities described below:

    MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the GNMA, which is a wholly-owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

    COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

    ASSET-BACKED SECURITIES. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

    RISK FACTORS. Prepayment of principal on mortgage or asset-backed securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

   LOAN PARTICIPATIONS. The Multistrategy Bond Fund may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale.

   MUNICIPAL OBLIGATIONS. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

         MUNICIPAL BONDS. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

        GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

        REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

        INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

        MUNICIPAL NOTES. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

        TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

        BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

        REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

        CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

        PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

        TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

        TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

        TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

        A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund shares, or (3) to maintain the required quality of its investment portfolios.

        The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

      DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

      The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

      The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

    INTEREST RATE TRANSACTIONS. The Short Term Bond and Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

    A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

   INVESTMENT IN EMERGING MARKETS. Foreign investment may include emerging market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar.
Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

    FOREIGN GOVERNMENT SECURITIES. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

     OTHER  DEBT  SECURITIES.   Multistrategy  Bond  Fund  may  invest  in  debt
securities issued by supranational organizations such as:

      The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

      The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

      The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

      The  Asian   Development  Bank  --  An   international   development  bank
   established  to  lend  funds,   promote   investment  and  provide  technical
   assistance to member nations in the Asian and Pacific regions.

   Multistrategy Bond Fund may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

    BRADY BONDS. The Multistrategy Bond Fund may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

                                      TAXES

    Distributions

    Distributions of Net Investment Income. The Fund of Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund of Funds, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

    Distributions of Capital Gains. The Fund of Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund of Funds will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund of Funds. Any net short-term or long-term capital gains realized by a Fund of Funds (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund of Funds.

    Information on the Tax Character of Distributions. Each Fund of Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund of Funds' shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a Fund of Funds.

    Taxes

    Election to be Taxed as a Regulated Investment Company. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund of Funds will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of a Fund of Funds's available earnings and profits.

    Excise Tax Distribution Requirements. The Code requires a Fund of Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund of Funds intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

    Redemption of Fund Shares. Redemptions and exchanges of a Fund of Funds' shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund of Funds on those shares.

    All or a portion of any loss that you realize upon the redemption of your Fund of Funds shares will be disallowed to the extent that you purchase other shares in such Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

                            MONEY MANAGER INFORMATION
                            FOR THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND
   Alliance Capital Management L.P. is a limited partnership whose (i) general partner is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable") and (ii) majority unit holder is ACM, Inc., a wholly -owned subsidiary of The Equitable. As of March 1, 1995, 60.5% of The Equitable was owned by Axa, a French insurance holding company.

   Barclays Global Fund Advisors N.A. is an indirect, wholly-owned subsidiary of Barclays Bank PLC.

   Equinox Capital Management, Inc. is a registered investment adviser with majority ownership held by Ron Ulrich.

   Jacobs Levy Equity Management, Inc. is 100% owned by Bruce Jacobs and Kenneth Levy.

   Lincoln  Capital   Management  Company  is  a  division  of  Lincoln  Capital
Management Company, and is a registered investment adviser with majority ownership held by Dave Flower, Jay Freedman, Parker Hall, Richard Knee, Ken Meyer and Ray Zemon.

   Marsico Capital Management, LLC is owned 50% by Marsico Management Holdings, LLC and 50% by TFM Holdings, LLLP. Marsico Management Holdings is a wholly-owned subsidiary of NationsBank, N.A. which turn is a wholly-owned subsidiary of Bank of America. TFM Holdings, LLLP is a Colorado limited liability limited partnership whose sole general partner is TFM Managers, Inc. which is wholly-owned by Thomas F. Marsico.

   Peachtree Asset Management is division of SSBC Fund Management Inc. SSBC Fund Management is owned 100% by Salomon Smith Barney Inc. which is a wholly-owned subsidiary of Citigroup Inc.

   Sanford C. Bernstein & Co., Inc. is a registered investment adviser. Bernstein is controlled by its Board of Directors, which consists of the following individuals: Andrew S. Adelson, Zalman C. Bernstein, Kevin R. Rine, Charles C. Cahn, Jr., Marilyn Goldstein Fedak, Michael L. Goldstein, Roger Hertog, Lewis A. Sanders and Francis H. Trainer, Jr.

   Suffolk Capital Management, Inc. is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

   Trinity Investment Management Corporation is a corporation with seven shareholders, with Stanford M. Calderwood holding majority ownership.


                               SPECIAL GROWTH FUND
   Delphi Management, Inc. is 100% owned by Scott Black.

   Fiduciary International, Inc., an investment adviser registered with the SEC,
 is  an  indirect   wholly-owned   subsidiary   of   Fiduciary   Trust   Company
 International, a New York state chartered bank.

   GlobeFlex Capital, L.P. is a California limited partnership and an SEC registered investment adviser. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

   Jacobs Levy Equity Management, Inc. See:  Diversified Equity Fund.

   Sirach Capital Management, Inc. is a wholly-owned subsidiary of United Asset Management Company, a publicly traded corporation.

   Wellington Management Company LLP is a private Massachusetts limited liability partnership of which the following persons are managing partners:
Robert W. Doran, Duncan M. McFarland and John R. Ryan.

   Westpeak Investment Advisors, L.P. See: Equity Income Fund.


                            QUANTITATIVE EQUITY FUND
   Barclays Global Fund Advisors. See: Diversified Equity Fund.

   Franklin Portfolio Associates LLC is a Massachusetts business trust owned by Mellon Financial Services Corporation, a holding company of Mellon Bank Corporation.

  J.P. Morgan Investment Management, Inc. is a wholly-owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

  Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                          INTERNATIONAL SECURITIES FUND
   Delaware International Advisers Limited is an investment adviser whose ultimate parent is Lincoln National Corporation, a publicly traded company.

     Fidelity Management Trust Company is a bank, as defined in the Investment Advisors Act of 1940, and is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

     J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

     Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following founding members: Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

     Montgomery Asset Management LLC is a Delaware limited liability company with majority ownership held by Commerzbank AG, a foreign banking organization.

     Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members: S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.

     Sanford C. Bernstein & Co., Inc. See: Diversified Equity Fund.

     The Boston Company Asset Management, Inc. is 100% owned by Mellon Bank Corporation, a publicly held corporation.


                              DIVERSIFIED BOND FUND
   Lincoln Capital Management Company. See: Diversified Equity Fund.

   Pacific Investment Management Company is a subsidiary partnership of PIMCO Advisers L.P. ("Partnership"). PIMCO Partners, G.P. is the sole general partner of the Partnership. Pacific Financial Asset Management Corporation indirectly holds a majority interest in PIMCO Partners, G.P., with the remainder held indirectly by a group comprised of PIMCO managing directors.

   Standish, Ayer & Wood, Inc.'s ownership is divided among seventeen directors, with no director having more than a 25% ownership interest.


                              SHORT TERM BOND FUND
    BlackRock Financial Management is a wholly-owned indirect subsidiary of PNC Bank.

   Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.

   STW Fixed Income Management Ltd. is a Bermuda exempted company. William H. Williams III is the sole shareholder.


                             MULTISTRATEGY BOND FUND
   Credit Suisse Asset Management is a general partnership of Credit Suisse Capital Corporation ("CS Capital") and Basic Appraisals, Inc. ("Basic"). CS Capital is an 80% partner and is a wholly-owned subsidiary of Credit Suisse Investment Corporation, which is in turn a wholly-owned subsidiary of Credit Suisse, a Swiss bank, which is in turn a subsidiary of CS Holding, a Swiss corporation. No one person or entity possesses a controlling interest in Basic, the 20% partner. BEA Associates is a registered investment adviser.

   Pacific Investment Management Company. See: Diversified Bond Fund.

   Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.


                           REAL ESTATE SECURITIES FUND
   Cohen & Steers Capital Management is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

   AEW Capital Management, L.P. is a wholly-owned affiliate of New England Investment Companies, L.P. ("NEIC"). NEIC is a publicly-held limited partnership. Metropolitan Life Insurance Company, a publicly held corporation, owns approximately 53% of NEIC. AEW Capital Management, Inc., a wholly-owned subsidiary of NEIC, is the general partner, and NEIC is the sole limited partner, of AEW Capital Management, L.P.

                              EMERGING MARKETS FUND
   Foreign & Colonial Emerging Markets Limited, an investment adviser registered with the United Kingdom Investment Management Regulatory Organisation, is a wholly-owned subsidiary of Hypo Foreign & Colonial Management (Holding) Limited ("HFCM"), the holding company of the Foreign & Colonial Group of Fund managers which manages $40 billion worldwide. HFCM is controlled by Bayerische Hypo-und Vereinsbank AG, the second largest commercial bank in Germany.

   Genesis Asset Managers, Ltd. is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands, and has been engaged in the investment advisory business since 1990. Genesis Asset Managers, Ltd., is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Genesis Asset Managers Ltd. is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Ltd., is controlled 55% by management and assorted interests, and the balance held by outside shareholders, with the largest single holding being 15%.

     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

     Montgomery Asset Management LLC. See: International Securities Fund.

   Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur E. Nicholas.

   Sanford C. Bernstein & Co. Inc. See: Diversified Equity Fund.

   Schroders Capital Management International Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

                              TAX-MANAGED LARGE CAP
   J.P. Morgan Investment Management Inc. See: Quantitative Equity
Fund.

                              TAX-MANAGED SMALL CAP
   Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E. Terker, each owning 50% of the firm. Money management is the principal occupation of both.

                              TAX EXEMPT BOND FUND
     MFS Institutional Advisors, Inc. is a wholly-owned, indirect subsidiary of Sun Life Assurance Company of Canada (US), a mutual insurance company.

   Standish, Ayer & Wood, Inc. See: Diversified Bond Fund.


                           TAX FREE MONEY MARKET FUND
     Weiss, Peck & Greer, L.L.C. is a registered investment adviser which is a wholly owned subsidiary of Robeco Groep N.V.


                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

    MOODY'S INVESTORS SERVICE, INC. (MOODY'S):
    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

    Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

    Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    STANDARD & POOR'S RATINGS GROUP ("S&P"):

    AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

    A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

    BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

    BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

    B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

    CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

    CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

    C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

    C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

    D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

    Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

    STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES. MOODY'S:

    Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

    MIG-1 -- Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

    MIG-2 -- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

    S&P:

    A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

    -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

    -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2 -- Satisfactory capacity to pay principal and interest.

    S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-1+") or if the nominal maturity is short, a rating of "SP-1+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

    MOODY'S:
    Commercial paper rated Prime by Moody's is based upon its evaluation of many factors, including: (l) management of the issuer; (2) the issuer's industry or industries and the speculative-type risks which may be inherent in certain areas; (3) the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issue; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

    Relative differences in these factors determine whether the issuer's commercial paper is rated Prime-l, Prime-2, or Prime-3.

    Prime-1 - indicates a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternative liquidity.

    Prime-2 - indicates a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

    S&P:
    Commercial paper rated A by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-l, A-2, or A-3.

    A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

    A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

    DUFF & PHELPS, INC.:
    Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities of under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

    Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

    The distinguishing feature of Duff & Phelps' short-term ratings is the refinement of the traditional '1' category. The majority of short-term debt issuers carries the highest rating, yet quality differences exist within that tier. As a consequence, Duff & Phelps has incorporated gradations of '1+' (one plus) and '1-' (one minus) to assist investors in recognizing those differences.

    Duff 1+ -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

    Duff 1 -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

    Duff 1- -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors.
    Risk factors are very small.

    Good Grade

    Duff 2 -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

    Satisfactory Grade

    Duff 3 -- Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


    Non-Investment Grade

    Duff  4  --  Speculative  investment   characteristics.   Liquidity  is  not
    sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

    Default

    Duff 5 -- Issuer failed to meet scheduled principal and/or interest payments.

    IBCA, INC.:

    In addition to conducting a careful review of an institution's reports and published figures, IBCA's analysts regularly visit the companies for discussions with senior management. These meetings are fundamental to the preparation of individual reports and ratings. To keep abreast of any changes that may affect assessments, analysts maintain contact throughout the year with the management of the companies they cover.

    IBCA's analysts speak the languages of the countries they cover, which is essential to maximize the value of their meetings with management and to properly analyze a company's written materials. They also have a thorough knowledge of the laws and accounting practices that govern the operations and reporting of companies within the various countries.

    Often, in order to ensure a full understanding of their position, companies entrust IBCA with confidential data. While this confidential data cannot be disclosed in reports, it is taken into account when assigning ratings. Before dispatch to subscribers, a draft of the report is submitted to each company to permit correction of any factual errors and to enable clarification of issues raised. IBCA's Rating Committees meet at regular intervals to review all ratings and to ensure that individual ratings are assigned consistently for institutions in all the countries covered. Following the Committee meetings, ratings are issued directly to subscribers. At the same time, the company is informed of the ratings as a matter of courtesy, but not for discussion.

    A1+ -- Obligations supported by the highest capacity for timely repayment.

    A1 -- Obligations supported by a very strong capacity for timely repayment.

    A2 -- Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    B1 -- Obligations supported by an adequate capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

    B2 -- Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

    C1 -- Obligations for which there is an inadequate capacity to ensure timely repayment.

    D1 -- Obligations which have a high risk of default or which are currently in default.

    FITCH INVESTORS SERVICE, INC. ("FITCH"):
    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    Fitch short-term ratings are as follows:

    F-1+ -- Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1 -- Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F1+.

    F-2 -- Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

    F-3 -- Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

    F-5 -- Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

    D -- Default. Issues assigned this rating are in actual or imminent payment default.

THOMSON BANKWATCH ("TBW") SHORT-TERM RATINGS:

    The  TBW  Short-Term   Ratings  apply  to  commercial  paper,  other  senior
    short-term obligations and deposit obligations of the entities to which the rating has been assigned.

    These ratings are derived exclusively from a quantitative analysis of publicly available information. Qualitative judgments have not been incorporated. The ratings are intended to be applicable to all operating entities of an organization but there may be in some cases more credit liquidity and/or risk in one segment of the business than another.

    The TBW short-term rating applies only to unsecured instruments that have a maturity of one year or less, and reflects the likelihood of an untimely payment of principal or interest.

    TBW-1 -- The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

    TBW-2 -- The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

    TBW-3 -- The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

    TBW-4  --  The  lowest   rating   category;   this  rating  is  regarded  as
    non-investment grade and therefore speculative.

FINANCIAL STATEMENTS

    The 1998 annual  financial  statements of the  LifePoints  Funds,  including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the LifePoints Funds Annual Report to Shareholders. A copy of the Fund's Annual Report dated December 31, 1998 accompanies this Statement of Additional Information and is incorporated herein by reference.


                               GLOSSARY

   Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank demonimated is US dollars and held in the United States.

   Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

   Board -- The Board of Trustees of FRIC.

   Cash reserves -- The Underlying Funds are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to an Underlying Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.

   Code -- Internal Revenue Code of 1986, as amended.

   Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

   Covered  call  option  -- A call  option  is  "covered"  if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

   Covered put option -- A put option is "covered" if the Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

   Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

   Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

   Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

   Distributor -- Russell Fund Distributors, Inc., the organization that sells the shares of the Funds under a contract with FRIC.

   Eligible Investors -- Institutional investors and Financial Intermediaries that invest in the Funds for their own accounts or in a fiduciary or agency capacity, and that have been selected by FRIMCo or by FRIC's Distributor, and institutions or individuals who have acquired Fund shares through such institutions or Financial Intermediaries, and trustees, officers, employees and certain third-party contractors of FRIC and its affiliates and their spouses and children.

   Emerging market companies -- A company in an emerging market means (i) a company whose securities are traded in the principal securities market of an emerging market country; (ii) a company that (alone or on a consolidated basis) derives 50% or more of its total revenue from goods produced, sales made or services performed in emerging market countries; or (iii) a company organized under the laws of, and with a principal office in, an emerging market country.

   Equity  derivative  securities  -- These  include,  among other  instruments,
options  on  equity  securities,   warrants  and  futures  contracts  on  equity
securities.

   Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

   FNMA -- Federal National Mortgage Association.

   Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

   Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

   FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC

   FRIMCo -- Frank Russell Investment Management Company, FRIC's administrator, manager and transfer and dividend paying agent.

   Funds -- The 32 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

   Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

   GNMA -- Government National Mortgage Association

   Illiquid securities -- The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Underlying Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the 1933 Act. These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

   Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

   IRS -- Internal Revenue Service

   Lending portfolio securities -- Each Underlying Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

   Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Special Growth, Quantitative Equity, International Securities, Real Estate Securities and Emerging Markets Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

   Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

   Moody's -- Moody's Investors Service, Inc., an NRSRO

   Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

   NASD -- National Association of Securities Dealers, Inc.

   Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its shares that are outstanding.

   NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

   NYSE -- New York Stock Exchange

   Options  on  securities,  securities  indexes  and  currencies  -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

   PFIC-- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

   Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

   REITs -- Real estate investment trusts

   Repurchase agreements -- An Underlying Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

   Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

   The Rule -- Rule 2a-7 under the 1940 Act, which governs the operations of the Money Market Funds

   Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

  Russell -- Frank Russell Company, consultant to FRIC and to the Funds

   S&P -- Standard & Poor's Ratings Group, an NRSRO

   S&P 500 -- Standard & Poor's 500 Composite Price Index

   SAI -- FRIC's Statement of Additional Information.

   SEC -- US Securities and Exchange Commission

   Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.

   Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

   Underlying Funds -- The FRIC Funds in which the LifePoints Funds invest in.

   US -- United States

   US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

   Variable amount demands master notes -- These notes represent borrowing arrangements between commercial paper issuers and institutional lenders, such as the Funds.

   Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

   Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

   1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

   1933 Act -- The Securities Act of 1933, as amended.


                            FRANK RUSSELL INVESTMENT
                                     COMPANY
                          File No. 2-71299 and 811-3153
                             1933 Act Post-Effective
                                Amendment. No. 44
                            1940 Act Amendment No. 44

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

              1(a) Master Trust Agreement (incorporated by reference to Item 24(b)(1)(a) filed under Post-Effective Amendment No. 32).

              1(b) 11/29/84 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(b) filed under Post-Effective Amendment No. 32).

              1(c) 5/29/85 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(c) filed under Post-Effective Amendment No. 32).

              1(d) 1/26/87 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(d) filed under Post-Effective Amendment No. 32).

              1(e) 2/23/89 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(e) filed under Post-Effective Amendment No. 32).

              1(f) 5/11/92 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(f) filed under Post-Effective Amendment No. 32).

              1(g) 3/22/96 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(g) filed under Post-Effective Amendment No. 32).

              1(h) 4/22/96 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(h) filed under Post-Effective Amendment No. 33).

              1(i) 11/4/96 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(i) filed under Post-Effective Amendment No. 36).

              1(j) 4/27/98 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(j) filed under Post-Effective Amendment No. 40).

              1(k) 4/27/98 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(k) filed under Post-Effective Amendment No. 40).

              1(l) 6/3/98 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(l) filed under Post-Effective Amendment No. 40).

              1(m) 10/5/98 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(m) filed under Post-Effective Amendment No. 41).

              1(n) 11/9/98 Amendment to Master Trust Agreement (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 41).

              1(o)   4/26/99 Amendment to Master Trust Agreement.

              1(p)   6/28/99 Amendment to Master Trust Agreement.

              1(q)   8/9/99 Form of Amendment to Master Trust Agreement.

              1(r)   8/9/99 Form of Amendment to Master Trust Agreement.

              2 Bylaws (incorporated by reference to Post-Effective Amendment No. 38).

              3      Specimen Certificates of the shares of the Registrant.

              3(a)   Equity I Fund, Equity II Fund, Equity III Fund, Fixed
     `               Income I Fund, Fixed Income II Fund, International Fund
                     and Money Market Fund (incorporated by reference to Item
                     24(b)(4)(a) filed under Post-Effective Amendment No. 39).

              3(b) Diversified Equity Fund, Special Growth Fund, Equity Income Fund, Diversified Bond Fund, Special Growth Fund, Equity Income Fund, Diversified Bond Fund, Volatility Constrained Bond Fund, International Securities Fund, Limited Volatility Tax Free Fund and U.S. Government Money Market Fund (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39).

              3(c) Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39).

              3(d) Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39).

              4(a) Advisory Agreement with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(a) filed under Post-Effective Amendment No. 40).

              4(a)(1) Advisory Agreement with Frank Russell Investment
                      Management Company dated January 1, 1999 (incorporated by reference to Post-Effective Amendment No. 42).

              4(a)(2) Form of Letter Agreement  adding  Tax-Managed  Equity
                      Aggressive  Strategy,   Tax-Managed  Aggressive  Strategy,
                      Tax-Managed   Balanced   Strategy,  Tax-Managed  Moderate
                      Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement.

              4(b)(1) Service Agreement with Frank Russell Company and
                      Frank Russell Investment Management Company
                      (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38).

              4(b)(2) Letter Agreement adding Real Estate Securities
                      Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38).

              4(b)(3) Amendment 1 to Service Agreement with Frank Russell
                      Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38).

              4(b)(4) Letter Agreement adding Fixed Income III,
                      Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38).

              4(b)(5) Amendment No. 2 to the Service Agreement with
                      Frank Russell Company and Frank Russell Investment Management Company amending Section 4 of the Agreement (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32).

              4(b)(6) Letter Agreement adding Equity T Fund to the
                      Service Agreement (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32).

              4(b)(7) Letter Agreement with  State Street Bank and Trust
                      Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32).

              4(b)(8) Letter Agreement adding Aggressive Strategy,
                      Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Yield Calculation Services Agreement (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36).

              4(b)(9) Letter  Agreement  to  the Yield Calculation Services
                      Agreement redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Post-Effective Amendment No. 42).

              4(b)(10)Letter  Agreement  to  the  Yield  Calculation  Services
                      Agreement redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Post-Effective Amendment No. 42).

             4(b)(11) Form of Letter Agreement adding Tax-Managed Equity
                      Aggressive Strategy, Tax-Managed Aggressive
                      Strategy, Tax-Managed  Balanced Strategy,
                      Tax-Managed Moderate Strategy, Tax-Managed
                      Conservative Strategy and Tax-Managed Small Cap Funds to the Yield Calculation Services
                      Agreement.

             4(c)(1) Form of Portfolio Management Contract, as amended, with Money Managers and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(c)(1) filed under Post-Effective Amendment No. 32).

              4(c)(2) Form of Portfolio  Management Contract, as
                      amended, with Money Managers and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 43).

             4(c)(3) Form of Portfolio Management Contract, as amended, with Money Managers and Frank Russell Investment Management Company.

             4(d)     Administrative Agreement with Frank Russell
                      Investment Management Company (incorporated by reference to Item 24(b)(5)(d) filed under Post-Effective Amendment No. 40).

             4(d)(1)  Administrative Agreement with Frank Russell
                      Investment Management Company dated January 1, 1999 due to change in control (incorporated by reference to Post-Effective Amendment
                      No. 42).

             4(d)(2) Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy, Tax-Managed Aggressive Strategy, Tax-Managed Balanced Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Administrative Agreement.

             5(a)(1)  Distribution Agreement with Russell Fund
                      Distributors, Inc. (incorporated by reference to Item 24(b)(6)(a)(1) filed under Post-Effective Amendment No. 38).

             5(a)(2)  Letter Agreement adding Real Estate Securities
                      Fund to the Distribution Agreement (incorporated by reference to Item 24(b)(6)(a)(2) filed under Post-Effective Amendment No. 38).

             5(a)(3) Letter Agreement adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Distribution Agreement (incorporated by reference to Item 24(b)(6)(a)(3) filed under Post-Effective Amendment No. 38).

             5(a)(4) Letter Agreement adding Equity T Fund to the Distribution Agreement (incorporated by reference to Item 24(b)(6)(a)(4) filed under Post-Effective Amendment No. 32).

             5(a)(5) Letter Agreement adding Aggressive Strategy, Balanced Strategy, Moderate Strategy,
                      Conservative Strategy and Equity Balanced Strategy Funds to the Distribution Agreement (incorporated by reference to Item 24(b)(6)(a)(5) filed under Post-Effective Amendment No. 36).

             5(a)(6)  Distribution Agreement with Russell Fund
                      Distributors, Inc. dated January 1, 1999 due to change in control (incorporated by reference to Post-Effective Amendment No. 42).

             5(a)(7) Letter Agreement to the Distribution Agreement with Russell Fund Distributors adding Class
                      C Shares of Short Term Bond and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42).

             5(a)(8)  Form  of  Letter  Agreement adding Tax-Managed Equity
                      Aggressive  Strategy, Tax-Managed   Aggressive  Strategy,
                      Tax-Managed  Balanced  Strategy,  Tax-Managed   Moderate
                      Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement.

             6        Bonus or Profit Sharing Plans (none).

             7(a) Custodian Agreement with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38).

             7(b) Letter Agreement adding Real Estate Securities Fund to the Custodian Agreement (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38).

             7(c) Letter Agreement adding Fixed Income III and Multistrategy Bond Funds to the Custodian Agreement (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38).

             7(d) Letter Agreement adding Emerging Markets Fund to the Custodian Agreement (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38).

             7(e) Amendment No. 1 to Custodian Agreement with State Street Bank and Trust Company amending
                      Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38).

             7(f)     Form of Amendment to Custodian Agreement with
                      State Street Bank and Trust Company amending
                      Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38).

             7(g) Amendment to the Custodian Agreement with State Street Bank and 2.7 of the Agreement
                      (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38).

             7(h) Amendment to the Fee Schedule of the Custodian Agreement with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38).

             7(i) Amendment to the Custodian Agreement with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32).

             7(j) Amendment to the Custodian Agreement with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32).

             7(k) Amendment to the Custodian Agreement with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32).

             7(l) Amendment to the Custodian Agreement with State Street Bank and Trust Company adding Equity T Fund (incorporated by reference to Item
                      24(b)(8)(l) filed under Post-Effective Amendment
                      No. 32).

             7(m)     Amendment to the Custodian Agreement with State
                      Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36).

              7(n) Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy, Tax-Managed Aggressive
                      Strategy, Tax-Managed Balanced Strategy,
                      Tax-Managed Moderate Strategy, Tax-Managed
                      Conservative Strategy and Tax-Managed Small Cap Funds to the Custodian Agreement.

              8(a)(1) Agency Agreement with Frank Russell Investment
                      Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38).

              8(a)(2) Letter Agreement adding Real Estate Securities
                      Fund to the (Transfer) Agency Agreement
                      (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38).

              8(a)(3) Letter Agreement adding Fixed III Income,
                      Multistrategy Bond and Emerging Markets Funds to the (Transfer) Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38).

              8(a)(4) Letter Agreement amending Schedule A of the Transfer and Dividend Disbursing Agency Agreement with
                      Frank Russell Investment Management Company
                      (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32).

              8(a)(5) Letter Agreement adding Equity T Fund to the
                      Transfer and Dividend Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32).

              8(a)(6) Letter Agreement adding Aggressive Strategy, Balanced
                      Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by
                      reference  to  Item   24(b)(9)(a)(6) filed under
                      Post-Effective Amendment No. 36).

              8(a)(7) Letter Agreement to  Transfer and  Dividend  Disbursing
                      Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Post-Effective Amendment No. 42)

              8(a)(8) Letter Agreement to Transfer and Dividend Disbursing
                      Agreement redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional
                      Class Shares as Class E Shares (incorporated   by
                      reference to Post-Effective Amendment No. 42).

              8(a)(9) Form  of  Letter  Agreement to  Transfer  and  Dividend
                      Disbursing Agency Agreement for reimbursement for shareholder search expenses (incorporated by
                      reference to Post-Effective    Amendment No. 43).

              8(a)(10) Form of Letter Agreement adding Tax-Managed Equity
                       Aggressive Strategy, Tax-Managed Aggressive Strategy, Tax-Managed Balanced Strategy, Tax-Managed
                       Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement.

              8(b) General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38).

              8(c)   General forms of Frank Russell Investment
                     Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38).

              8(d)   General form of Frank Russell Investment
                     Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(d) filed under Post-Effective Amendment No. 38).

              8(e) Form of Shareholder Servicing Plan including forms of related agreements (incorporated by reference to Item 24(b)(9)(e) filed under Post-Effective Amendment No. 41)

              8(e)(1)Form of Revised Shareholder Servicing Plan

              8(f)   General Form of Frank Russell Investment
                     Management Company Asset Management Services
                     Agreement with non-compete clause customers
                     (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38).

              8(g) Letter Agreements regarding fee waivers & reimbursements (incorporated by reference to Post-Effective Amendment No.
                     43).

              9      Opinion and Consent of Counsel
                     (incorporated by reference  to Item   filed under
                     Post-Effective Amendment No. 39).

              10(a)  Other Opinions - Consent of Independent Accountants.

              10(b) Limited Power of Attorney with respect to Amendments to the SEC Registration Statements of Frank Russell Investment Company of Frank Russell Investment Company Trustees (incorporated by reference to Item 24(b)(11)(b) filed under Post Effective Amendment No. 38).

              11     Financial Statements omitted from Item 22
                     (none).

              12 Agreement related to Initial Capital provided by Frank Russell Company (incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38).

              12 Form of Rule 12b-1 Distribution Financing Plan including forms of related agreements (incorporated by reference to Item 24(b)(15) filed under Post-Effective
                     Amendment No. 41)

              13(a)  Form of revised Rule 12b-1 Distribution
                     Financing Plan.

              15(a)  Form of Multiple Class Plan Pursuant to Rule
                     18f-3 (incorporated by referenced to Item
                     24(b)(18) filed under Post-Effective Amendment
                     No. 41).

              15(b)  Multiple Class Plan pursuant to Rule 18f-3.

Item 24. Persons  Controlled  by or Under  Common  Control  with Registrant
         None.

Item 25. Indemnification
         Incorporated by reference to Item 27 filed under Post-Effective Amendment No. 6.

Item 26. Business  and  Other   Connections  of  Investment   Advisor
         See Registrant's prospectus sections "The Purpose of the Fund-- Multi-Style, Multi-Manager Diversification," "The Money Managers", "Money Manager Profiles," and "Management of the Funds", the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of Investment Company--Consultant."

Item 27. Principal Underwriters.
         (a)  SSgA Funds.
         (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

             Name and         Positions and        Position and
             Principal        Officers with        Offices with
             Business         Registrant           Underwriter
             Address

             George F.         Trustee Emeritus,   None
             Russell, Jr.      Chairman of the
                               Board

             Lynn L. Anderson  Trustee,            Director, Chairman
                               President, Chief    of the Board and
                               Executive Officer   Chief Executive
                                                   Officer

             Mark E. Swanson   Treasurer and       None
                               Chief Accounting
                               Officer

             Karl J. Ege       Secretary and       Secretary and
                               General Counsel     General Counsel

             Randall P. Lert   Director of         Director
                               Investments

             J. David Griswold None                Assistant Secretary
                                                   and Associate
                                                   General Counsel

             Gregory J. Lyons  Assistant           Assistant Secretary
                               Secretary and
                               Associate General
                               Counsel

             Deedra S. Walkey  Assistant Secretary None

             Amy Osler         Assistant Secretary None

             Rick J. Chase     Assistant Treasurer None

             Kimbery A. Stoll  Assistant Treasurer None

             Eric A. Russell   None                Director and
                                                   President

             B. James          None                Director of
             Rohrbacher                            Compliance and
                                                   Internal Audit,
                                                   Chief Compliance
                                                   Officer

             Linda L. Gutmann  None                Treasurer and
                                                   Controller

             Mary E. Hughs     None                Assistant Secretary

             Carla L. Anderson None                Assistant Secretary

             John James        None                Assistant Secretary

             Mary Beth Rhoden  Assistant Secretary None

         (c)  Inapplicable.

Item 28. Location of Accounts and Records.
         All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

         FRIC                           FRIMCo
         Frank Russell Investment       Frank Russell Investment
         Company                        Management Company
         909 A Street                   909 A Street
         Tacoma, Washington 98402       Tacoma, Washington 98402

         SS                             MM
         State  Street  Bank &  Trust   Money Managers
         Company
         1776 Heritage Drive JA4N       See, Prospectus Section
         North Quincy,  Massachusetts   "Money Manager Profiles"
         02171                          for Names and Addresses

         Rule 31a-1
         (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity.
         (b)  FRIC Records:
              (1)  SS - Journals, etc.
              (2)  SS - Ledgers, etc.
              (3)  Inapplicable.
              (4)  FRIC - Corporate charter, etc.
              (5)  MM - Brokerage orders.
              (6)  MM - Other  portfolio  purchase  orders.
              (7)  SS -  Contractual commitments.
              (8)  SS and FRIC - Trial balances.
              (9)  MM - Reasons for brokerage allocations.
              (10) MM - Persons authorizing purchases and sales.
              (11) FRIC and MM - Files of advisory material.
              (12) ---

         (c)  Inapplicable.

         (d)  FRIMCo - Broker-dealer records, to the extent applicable.

         (e)  Inapplicable.

         (f)  FRIMCo and MM - Investment adviser records.

Item 29. Management Services.
         None except as described in Parts A and B.

Item 30. Undertakings.
         Registrant has elected to include its Management's discussion of Fund performance required under N-1A, Item 5A in its annual report.
         Registrant therefore undertakes to provide annual reports without charge to any recipient of a Prospectus who requests the information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company has duly caused this Post Effective Amendment No. 44 to its Registration statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Tacoma, and State of Washington, on this 9th day of August, 1999.

                     FRANK RUSSELL INVESTMENT COMPANY
                     Registrant

                     By:  /c/ Lynn L. Anderson
                           Lynn L. Anderson, Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on August 9th, 1999.

Signatures                         Title

/s/  Lynn L. Anderson              Trustee and President,
Lynn L. Anderson                   in his capacity as
                                   Chief Executive Officer

/s/ Mark E. Swanson                Treasurer, in his capacity
Mark E. Swanson                    as Chief Accounting Officer

Paul E. Anderson*                  Trustee

Paul Anton, PhD*                   Trustee

William E. Baxter*                 Trustee

Lee C. Gingrich*                   Trustee

Eleanor W. Palmer*                 Trustee

By:   /c/ Gregory J. Lyons         Assistant Secretary
      Gregory J. Lyons

* Original Powers of Attorney authorizing the President, the Treasurer, any Assistant Treasurer, the Secretary or any Assistant Secretary, and each of them singly to sign this Amendment on behalf of each member of the Board of Trustees of Frank Russell Investment Company which have been filed with the Securities and Exchange Commission.

                                  EXHIBIT INDEX

Name of Exhibit                                               Exhibit Number

4/26/99 Amendment to Master Trust Agreement                      1(o)
                                                                 EX-99.B1.a.

6/28/99 Amendment to Master Trust Agreement                      1(p)
                                                                 EX-99.B1.b.
8/9/99 Form of Amendment to Master Trust
Agreement                                                        1(q)
                                                                 EX-99.B1.c.
8/9/99 Form of Amendment to Master Trust
Agreement                                                        1(r)
                                                                 EX-99.B1.d.

Form of Letter Agreement adding Tax-Managed
Equity, Aggressive Strategy,
Tax-Managed Aggressive
Strategy, Tax-Managed Balanced
Strategy, Tax-Managed Moderate Strategy
Tax-Managed Small Cap Funds
to the Advisory Agreement                                        4(a)(2)
                                                                 EX-99.B5.a.

Form of Letter Agreement adding Tax-Managed
Equity, Aggressive Strategy,
Tax-Managed Aggressive
Strategy,
Tax-Managed Balanced
Strategy, Tax-Managed Moderate Strategy)
Tax-Managed Small Cap Funds
to the Yield Calculation Services Agreement                      4(b)(11)
                                                                 EX-99.B9.b.


Form of Portfolio Management Contract, as
amended, with Money Managers and Frank Russell Investment
Management Company                                               4(c)(3)
                                                                 EX-99.B5.b.

Form of Letter Agreement adding Tax-Managed
Equity, Aggressive Strategy,
Tax-Managed Aggressive
Strategy,
Tax-Managed Balanced
Strategy, Tax-Managed Moderate Strategy
Tax-Managed Small Cap Funds
to the Administrative Agreement                                  4(d)(2)
                                                                 EX-99.B9.a.

Form of Letter Agreement adding Tax-Managed
Equity, Aggressive Strategy,
Tax-Managed Aggressive
Strategy, Tax-Managed Balanced
Strategy, Tax-Managed Moderate Strategy
Tax-Managed Small Cap Funds
to the Distribution Agreement                                    5(a)(8)
                                                                 EX-99.B6.


Form of Letter Agreement adding Tax-Managed
Equity, Aggressive Strategy,
Tax-Managed Aggressive
Strategy, Tax-Managed Balanced
Strategy, Tax-Managed Moderate Strategy
Tax-Managed Small Cap Funds to the Custodian
Agreement                                                        7(n)
                                                                 EX-99.B8.

Form of Letter Agreement adding Tax-Managed
Equity, Aggressive Strategy,
Tax-Managed Aggressive
Strategy, Tax-Managed Balanced
Strategy, Tax-Managed Moderate Strategy
Tax-Managed Small Cap Funds
to the Transfer and Dividend Disbursing Agency
Agreement                                                        8(a)(10)
                                                                 EX-99.B9.c.


Form of Revised Shareholder Servicing Plan                       8(e)(1)
                                                                 EX-99.B15.b.

Consent of Independent Accountants                               10(a)
                                                                 EX-99.B11

Form of revised Rule 12b-1 Distribution                          13(a)
Financing Plan                                                   EX-99.B15.a.

Multiple Class Plan Pursuant to Rule 18f-3                       15(b)
                                                                 EX-99.B9.d.

Special Servicing Agreement                                      EX-99.B9.e.


                     FRANK RUSSELL INVESTMENT COMPANY

                             FILE NO. 2-71299
                            FILE NO. 811-3153


                                 EXHIBITS

                        Listed in Part C, Item 23
                    To Post-Effective Amendment No. 44
                           and Amendment No. 44
                                    to
                   Registration Statement on Form N-1A
                                  Under
                          Securities Act of 1933
                                   and
                      Investment Company Act of 1940